UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.9%
121,917	Ally Auto Receivables Trust, Series 2013-2, Class A3, 0.790%, 01/15/18	121,923
	American Credit Acceptance Receivables Trust,
32,494	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	32,482
116,563	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	116,462
	American Homes 4 Rent Trust,
344,755	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	359,109
246,729	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	249,746
248,445	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	247,576
98,987	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	98,657
100,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	100,183
15,803	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.564%, 04/25/36	15,123
77,000	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	77,339
418,571	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	418,473
	CarFinance Capital Auto Trust,
58,742	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	58,684
116,566	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	116,471
	CarMax Auto Owner Trust,
52,794	Series 2013-4, Class A3, 0.800%, 07/16/18	52,788
55,000	Series 2013-4, Class A4, 1.280%, 05/15/19	55,098
300,000	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	299,970
67,959	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	69,055
258,580	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	259,094
	CPS Auto Receivables Trust,
356,796	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	355,270
182,454	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	181,482
172,000	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	172,829
250,000	Credit Acceptance Auto Loan Trust, Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	251,223
8,462	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.507%, 02/15/34	7,605
	CWABS, Inc. Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.754%, 04/25/34	951
79,360	Series 2004-1, Class M1, VAR, 0.944%, 03/25/34	75,746
10,600	Series 2004-1, Class M2, VAR, 1.019%, 03/25/34	9,794
	Drive Auto Receivables Trust,
163,000	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	162,918
127,000	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	126,909
132,000	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	131,980
	Exeter Automobile Receivables Trust,
39,359	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	39,295
98,787	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	98,707
145,126	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	145,170
156,418	First Investors Auto Owner Trust, Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	156,631
165,388	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	165,443
	Flagship Credit Auto Trust,
66,331	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	66,257
127,006	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	126,626
45,000	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	45,376
22,000	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	22,201
483,514	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	483,491
205,388	GO Financial Auto Securitization Trust, Series 2015-1, Class A, 1.810%, 03/15/18 (e)	205,283
87,018	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	87,622
180,000	HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	179,820
	Hyundai Auto Receivables Trust,
37,644	Series 2013-A, Class A3, 0.560%, 07/17/17	37,634
200,000	Series 2013-A, Class A4, 0.750%, 09/17/18	199,840

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Long Beach Mortgage Loan Trust,
98,902	Series 2003-4, Class M1, VAR, 1.214%, 08/25/33	95,082
166,109	Series 2004-1, Class M1, VAR, 0.944%, 02/25/34	157,981
12,110	Series 2004-1, Class M2, VAR, 1.019%, 02/25/34	11,537
13,606	Series 2006-WL2, Class 2A3, VAR, 0.394%, 01/25/36	13,119
	MarketPlace Loan Trust,
156,076	Series 2015-OD1, Class A, 3.250%, 06/17/17 (e)	156,076
334,644	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	334,644
500,000	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	498,431
409,000	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	408,922
102,382	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	103,086
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.869%, 03/25/35	118,575
105,085	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	104,928
272,564	NRPL Trust, Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	272,130
	NRZ Advance Receivables Trust Advance Receivables Backed,
250,000	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	249,976
250,000	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	249,753
286,474	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	285,286
100,000	Ocwen Freddie Advance Funding LLC, Series 2015-T1, Class AT1, 2.062%, 11/15/45 (e)	99,992
	Ocwen Master Advance Receivables Trus,
246,000	Series 2015-1, Class AT1, 2.537%, 09/17/46 (e)	246,443
219,000	Series 2015-1, Class DT1, 4.100%, 09/17/46 (e)	219,000
	OneMain Financial Issuance Trust,
276,000	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	275,978
230,000	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	232,318
350,000	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	349,207
100,000	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	99,833
41,819	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.131%, 10/25/34	41,686
240,803	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	240,768
	Progress Residential Trust,
228,000	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	225,461
150,000	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	147,519
6,783	RASC Trust, Series 2003-KS9, Class A2B, VAR, 0.834%, 11/25/33	5,698
114,091	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	113,858
	Santander Drive Auto Receivables Trust,
106,404	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	106,138
86,991	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	86,774
25,306	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	25,301
	SpringCastle America Funding LLC,
401,391	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	401,940
100,000	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	102,032
	Springleaf Funding Trust,
162,034	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	162,409
583,000	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	583,250
308,000	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	311,249
415,411	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	413,020
202,559	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	202,341

	Total Asset-Backed Securities (Cost $14,046,667)	14,036,077

Collateralized Mortgage Obligations — 18.9%
	Agency CMO — 14.0%
102,101	Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	112,813
	Federal Home Loan Mortgage Corp. REMIC,
144	Series 11, Class D, 9.500%, 07/15/19	145
1,606	Series 22, Class C, 9.500%, 04/15/20	1,696

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
291	Series 47, Class F, 10.000%, 06/15/20	320
259	Series 99, Class Z, 9.500%, 01/15/21	286
491	Series 1065, Class J, 9.000%, 04/15/21	566
24,811	Series 1113, Class J, 8.500%, 06/15/21	25,826
2,639	Series 1250, Class J, 7.000%, 05/15/22	2,938
6,621	Series 1316, Class Z, 8.000%, 06/15/22	7,402
10,386	Series 1324, Class Z, 7.000%, 07/15/22	11,555
44,090	Series 1343, Class LA, 8.000%, 08/15/22	50,311
9,076	Series 1343, Class LB, 7.500%, 08/15/22	10,429
6,446	Series 1394, Class ID, IF, 9.566%, 10/15/22	8,027
6,039	Series 1395, Class G, 6.000%, 10/15/22	6,620
4,148	Series 1505, Class Q, 7.000%, 05/15/23	4,682
8,198	Series 1518, Class G, IF, 8.824%, 05/15/23	9,966
7,768	Series 1541, Class O, VAR, 1.480%, 07/15/23	7,861
208,778	Series 1577, Class PV, 6.500%, 09/15/23	231,480
145,194	Series 1584, Class L, 6.500%, 09/15/23	164,023
149,134	Series 1633, Class Z, 6.500%, 12/15/23	164,219
172,658	Series 1638, Class H, 6.500%, 12/15/23	197,629
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,505
23,883	Series 1694, Class PK, 6.500%, 03/15/24	26,557
5,913	Series 1700, Class GA, PO, 02/15/24	5,691
21,315	Series 1798, Class F, 5.000%, 05/15/23	23,098
40,861	Series 1863, Class Z, 6.500%, 07/15/26	46,770
4,026	Series 1865, Class D, PO, 02/15/24	3,586
15,890	Series 1981, Class Z, 6.000%, 05/15/27	17,773
22,026	Series 1987, Class PE, 7.500%, 09/15/27	24,427
72,621	Series 1999, Class PU, 7.000%, 10/15/27	82,739
122,170	Series 2031, Class PG, 7.000%, 02/15/28	143,085
4,743	Series 2033, Class SN, HB, IF, 28.543%, 03/15/24	2,798
119,536	Series 2035, Class PC, 6.950%, 03/15/28	137,403
8,239	Series 2038, Class PN, IO, 7.000%, 03/15/28	1,398
24,358	Series 2054, Class PV, 7.500%, 05/15/28	28,090
140,736	Series 2057, Class PE, 6.750%, 05/15/28	158,879
30,278	Series 2064, Class TE, 7.000%, 06/15/28	34,631
27,857	Series 2075, Class PH, 6.500%, 08/15/28	31,184
89,508	Series 2095, Class PE, 6.000%, 11/15/28	101,538
5,442	Series 2132, Class SB, HB, IF, 29.696%, 03/15/29	10,458
6,853	Series 2134, Class PI, IO, 6.500%, 03/15/19	601
45,736	Series 2178, Class PB, 7.000%, 08/15/29	52,601
79,868	Series 2182, Class ZB, 8.000%, 09/15/29	92,409
12,533	Series 2247, Class Z, 7.500%, 08/15/30	14,573
185,987	Series 2259, Class ZC, 7.350%, 10/15/30	214,789
2,398	Series 2261, Class ZY, 7.500%, 10/15/30	2,780
32,278	Series 2283, Class K, 6.500%, 12/15/23	35,890
5,661	Series 2306, Class K, PO, 05/15/24	5,320
13,586	Series 2306, Class SE, IF, IO, 8.480%, 05/15/24	1,729
16,506	Series 2325, Class PM, 7.000%, 06/15/31	19,485
90,256	Series 2344, Class ZD, 6.500%, 08/15/31	105,677
14,942	Series 2344, Class ZJ, 6.500%, 08/15/31	17,162
8,459	Series 2345, Class NE, 6.500%, 08/15/31	9,741
11,803	Series 2345, Class PQ, 6.500%, 08/15/16	12,088
3,768	Series 2355, Class BP, 6.000%, 09/15/16	3,833
52,752	Series 2359, Class ZB, 8.500%, 06/15/31	62,769
130,457	Series 2367, Class ME, 6.500%, 10/15/31	150,023

12,536	Series 2390, Class DO, PO, 12/15/31	11,645
5,405	Series 2391, Class QR, 5.500%, 12/15/16	5,498
7,190	Series 2394, Class MC, 6.000%, 12/15/16	7,297
23,556	Series 2410, Class OE, 6.375%, 02/15/32	25,382
23,895	Series 2410, Class QS, IF, 18.963%, 02/15/32	38,475
25,388	Series 2410, Class QX, IF, IO, 8.443%, 02/15/32	8,212
27,147	Series 2412, Class SP, IF, 15.687%, 02/15/32	38,667
53,428	Series 2423, Class MC, 7.000%, 03/15/32	61,846
85,312	Series 2423, Class MT, 7.000%, 03/15/32	98,823
178,548	Series 2435, Class CJ, 6.500%, 04/15/32	207,291
33,148	Series 2444, Class ES, IF, IO, 7.743%, 03/15/32	8,904
22,098	Series 2450, Class SW, IF, IO, 7.793%, 03/15/32	5,976
73,622	Series 2455, Class GK, 6.500%, 05/15/32	85,311
41,498	Series 2484, Class LZ, 6.500%, 07/15/32	47,684
165,848	Series 2500, Class MC, 6.000%, 09/15/32	188,113
5,325	Series 2503, Class BH, 5.500%, 09/15/17	5,514
54,212	Series 2527, Class BP, 5.000%, 11/15/17	55,878
58,420	Series 2535, Class BK, 5.500%, 12/15/22	63,584
1,751,718	Series 2543, Class YX, 6.000%, 12/15/32	1,982,086
127,752	Series 2544, Class HC, 6.000%, 12/15/32	144,848
741,637	Series 2574, Class PE, 5.500%, 02/15/33	824,694
240,220	Series 2575, Class ME, 6.000%, 02/15/33	265,195
435,249	Series 2578, Class PG, 5.000%, 02/15/18	448,962
18,883	Series 2586, Class WI, IO, 6.500%, 03/15/33	3,866
21,158	Series 2626, Class NS, IF, IO, 6.343%, 06/15/23	1,316
27,992	Series 2638, Class DS, IF, 8.393%, 07/15/23	33,989
94,421	Series 2647, Class A, 3.250%, 04/15/32	99,648

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
264,716	Series 2651, Class VZ, 4.500%, 07/15/18	274,181
510,419	Series 2656, Class BG, 5.000%, 10/15/32	531,343
47,167	Series 2682, Class LC, 4.500%, 07/15/32	48,054
3,406	Series 2780, Class JG, 4.500%, 04/15/19	3,489
251,001	Series 2827, Class DG, 4.500%, 07/15/19	260,153
3,391	Series 2989, Class PO, PO, 06/15/23	3,390
300,000	Series 3047, Class OD, 5.500%, 10/15/35	343,930
136,675	Series 3085, Class VS, HB, IF, 27.894%, 12/15/35	248,943
44,885	Series 3117, Class EO, PO, 02/15/36	42,245
45,219	Series 3260, Class CS, IF, IO, 5.933%, 01/15/37	6,861
85,797	Series 3385, Class SN, IF, IO, 5.793%, 11/15/37	11,783
115,683	Series 3387, Class SA, IF, IO, 6.213%, 11/15/37	18,443
67,024	Series 3451, Class SA, IF, IO, 5.843%, 05/15/38	10,063
327,625	Series 3455, Class SE, IF, IO, 5.993%, 06/15/38	47,891
279,730	Series 3688, Class NI, IO, 5.000%, 04/15/32	18,264
100,011	Series 3759, Class HI, IO, 4.000%, 08/15/37	4,958
114,078	Series 3772, Class IO, IO, 3.500%, 09/15/24	3,790
	Federal Home Loan Mortgage Corp. STRIPS,
100,362	Series 233, Class 11, IO, 5.000%, 09/15/35	17,798
116,677	Series 239, Class S30, IF, IO, 7.493%, 08/15/36	24,726
409,266	Series 262, Class 35, 3.500%, 07/15/42	428,486
415,585	Series 299, Class 300, 3.000%, 01/15/43	427,675
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
14,419	Series T-41, Class 3A, VAR, 6.104%, 07/25/32	16,705
95,875	Series T-54, Class 2A, 6.500%, 02/25/43	114,209
44,538	Series T-54, Class 3A, 7.000%, 02/25/43	52,813
192,209	Series T-56, Class APO, PO, 05/25/43	162,548
24,594	Series T-58, Class APO, PO, 09/25/43	20,967
	Federal National Mortgage Association—ACES,
1,000,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	1,081,931
1,000,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	1,009,068
389,000	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	399,979
	Federal National Mortgage Association REMIC,
2,182	Series 1988-16, Class B, 9.500%, 06/25/18	2,296
2,565	Series 1989-83, Class H, 8.500%, 11/25/19	2,817
553	Series 1990-1, Class D, 8.800%, 01/25/20	609
3,331	Series 1990-10, Class L, 8.500%, 02/25/20	3,673
369	Series 1990-93, Class G, 5.500%, 08/25/20	391
10	Series 1990-140, Class K, HB, 652.145%, 12/25/20	99
689	Series 1990-143, Class J, 8.750%, 12/25/20	776
13,096	Series 1992-101, Class J, 7.500%, 06/25/22	14,678
6,214	Series 1992-143, Class MA, 5.500%, 09/25/22	6,680
21,320	Series 1993-146, Class E, PO, 05/25/23	20,202
49,141	Series 1993-155, Class PJ, 7.000%, 09/25/23	55,891
1,567	Series 1993-165, Class SD, IF, 13.493%, 09/25/23	2,109
7,815	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	9,152
67,766	Series 1993-203, Class PL, 6.500%, 10/25/23	77,468
6,982	Series 1993-205, Class H, PO, 09/25/23	6,610
289,114	Series 1993-223, Class PZ, 6.500%, 12/25/23	315,604
69,127	Series 1993-225, Class UB, 6.500%, 12/25/23	77,256
2,007	Series 1993-230, Class FA, VAR, 0.794%, 12/25/23	2,036
167,336	Series 1994-37, Class L, 6.500%, 03/25/24	191,295
1,395,952	Series 1994-72, Class K, 6.000%, 04/25/24	1,574,092
15,571	Series 1995-2, Class Z, 8.500%, 01/25/25	17,971
82,073	Series 1995-19, Class Z, 6.500%, 11/25/23	93,824
2,933	Series 1996-59, Class J, 6.500%, 08/25/22	3,181
93,584	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3,333
14,359	Series 1997-39, Class PD, 7.500%, 05/20/27	16,857
26,707	Series 1997-46, Class PL, 6.000%, 07/18/27	30,011
66,258	Series 1997-61, Class ZC, 7.000%, 02/25/23	74,156

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11,038	Series 1998-36, Class ZB, 6.000%, 07/18/28	12,479
24,008	Series 1998-43, Class SA, IF, IO, 17.937%, 04/25/23	5,236
35,328	Series 1998-46, Class GZ, 6.500%, 08/18/28	40,426
66,999	Series 1998-58, Class PC, 6.500%, 10/25/28	75,596
150,715	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	18,476
4,845	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	923
57,161	Series 2001-4, Class PC, 7.000%, 03/25/21	61,995
48,803	Series 2001-30, Class PM, 7.000%, 07/25/31	55,971
170,795	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	22,170
75,760	Series 2001-36, Class DE, 7.000%, 08/25/31	88,666
8,498	Series 2001-44, Class PD, 7.000%, 09/25/31	9,668
544	Series 2001-52, Class XN, 6.500%, 11/25/15	544
127,239	Series 2001-61, Class Z, 7.000%, 11/25/31	144,923
6,860	Series 2001-69, Class PG, 6.000%, 12/25/16	6,952
4,776	Series 2001-71, Class QE, 6.000%, 12/25/16	4,870
17,164	Series 2002-1, Class HC, 6.500%, 02/25/22	19,006
6,242	Series 2002-1, Class SA, HB, IF, 24.557%, 02/25/32	10,973
11,312	Series 2002-2, Class UC, 6.000%, 02/25/17	11,612
7,973	Series 2002-3, Class OG, 6.000%, 02/25/17	8,098
160,886	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	9,589
126,412	Series 2002-15, Class PO, PO, 04/25/32	116,879
58,569	Series 2002-28, Class PK, 6.500%, 05/25/32	65,863
91,354	Series 2002-62, Class ZE, 5.500%, 11/25/17	94,541
113,308	Series 2002-68, Class SH, IF, IO, 7.787%, 10/18/32	29,957
11,938	Series 2002-77, Class S, IF, 14.128%, 12/25/32	16,558
49,084	Series 2002-94, Class BK, 5.500%, 01/25/18	50,274
219,125	Series 2003-7, Class A1, 6.500%, 12/25/42	255,316
286,227	Series 2003-22, Class UD, 4.000%, 04/25/33	303,581
60,168	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	15,175
42,452	Series 2003-47, Class PE, 5.750%, 06/25/33	47,923
9,845	Series 2003-64, Class SX, IF, 13.258%, 07/25/33	12,599
12,416	Series 2003-66, Class PA, 3.500%, 02/25/33	12,815
39,438	Series 2003-71, Class DS, IF, 7.204%, 08/25/33	41,737
37,977	Series 2003-80, Class SY, IF, IO, 7.456%, 06/25/23	2,172
487,776	Series 2003-81, Class MC, 5.000%, 12/25/32	505,980
363,881	Series 2003-82, Class VB, 5.500%, 08/25/33	372,850
17,669	Series 2003-91, Class SD, IF, 12.177%, 09/25/33	22,154
159,067	Series 2003-116, Class SB, IF, IO, 7.406%, 11/25/33	36,591
888,313	Series 2003-128, Class DY, 4.500%, 01/25/24	947,920
8,628	Series 2003-130, Class SX, IF, 11.229%, 01/25/34	10,685
22,790	Series 2003-132, Class OA, PO, 08/25/33	21,432
251,480	Series 2004-2, Class OE, 5.000%, 05/25/23	255,506
76,019	Series 2004-4, Class QM, IF, 13.812%, 06/25/33	94,048
37,422	Series 2004-10, Class SC, HB, IF, 27.824%, 02/25/34	50,269
113,693	Series 2004-36, Class SA, IF, 18.992%, 05/25/34	162,728
69,631	Series 2004-46, Class SK, IF, 15.967%, 05/25/34	95,328
10,673	Series 2004-51, Class SY, IF, 13.852%, 07/25/34	14,847
59,146	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	75,741
35,639	Series 2004-76, Class CL, 4.000%, 10/25/19	36,756
172,194	Series 2005-45, Class DC, HB, IF, 23.599%, 06/25/35	277,494
16,907	Series 2005-52, Class PA, 6.500%, 06/25/35	17,837
288,678	Series 2005-68, Class BC, 5.250%, 06/25/35	310,751
171,224	Series 2005-84, Class XM, 5.750%, 10/25/35	186,383
311,446	Series 2005-110, Class MN, 5.500%, 06/25/35	329,529

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
66,772	Series 2006-22, Class AO, PO, 04/25/36	62,430
24,125	Series 2006-46, Class SW, HB, IF, 23.488%, 06/25/36	32,901
35,842	Series 2006-59, Class QO, PO, 01/25/33	35,778
69,806	Series 2006-110, Class PO, PO, 11/25/36	64,881
115,857	Series 2006-117, Class GS, IF, IO, 6.456%, 12/25/36	20,923
42,337	Series 2007-7, Class SG, IF, IO, 6.306%, 08/25/36	12,914
194,055	Series 2007-53, Class SH, IF, IO, 5.906%, 06/25/37	29,630
194,672	Series 2007-88, Class VI, IF, IO, 6.346%, 09/25/37	37,055
146,169	Series 2007-100, Class SM, IF, IO, 6.256%, 10/25/37	21,740
150,459	Series 2008-1, Class BI, IF, IO, 5.716%, 02/25/38	22,619
35,001	Series 2008-16, Class IS, IF, IO, 6.006%, 03/25/38	5,896
129,518	Series 2008-46, Class HI, IO, VAR, 1.702%, 06/25/38	10,832
50,642	Series 2008-53, Class CI, IF, IO, 7.006%, 07/25/38	10,506
123,880	Series 2009-112, Class ST, IF, IO, 6.056%, 01/25/40	20,897
69,749	Series 2010-35, Class SB, IF, IO, 6.226%, 04/25/40	13,796
349,690	Series 2013-128, Class PO, PO, 12/25/43	293,244
1,572	Series G92-42, Class Z, 7.000%, 07/25/22	1,722
13,382	Series G92-44, Class ZQ, 8.000%, 07/25/22	13,994
15,250	Series G92-54, Class ZQ, 7.500%, 09/25/22	16,713
1,116	Series G92-59, Class F, VAR, 1.343%, 10/25/22	1,133
3,213	Series G92-61, Class Z, 7.000%, 10/25/22	3,547
7,461	Series G92-66, Class KA, 6.000%, 12/25/22	8,122
35,288	Series G92-66, Class KB, 7.000%, 12/25/22	39,146
9,392	Series G93-1, Class KA, 7.900%, 01/25/23	10,689
9,962	Series G93-17, Class SI, IF, 6.000%, 04/25/23	11,549
	Federal National Mortgage Association REMIC Trust,
45,115	Series 1999-W1, Class PO, PO, 02/25/29	41,853
162,384	Series 1999-W4, Class A9, 6.250%, 02/25/29	180,592
374,445	Series 2002-W7, Class A4, 6.000%, 06/25/29	411,507
309,033	Series 2003-W1, Class 1A1, VAR, 5.763%, 12/25/42	353,926
43,426	Series 2003-W1, Class 2A, VAR, 6.437%, 12/25/42	50,797
	Federal National Mortgage Association STRIPS,
9,924	Series 329, Class 1, PO, 01/25/33	9,422
44,497	Series 365, Class 8, IO, 5.500%, 05/25/36	9,371
35,303	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	41,375
	Government National Mortgage Association,
122,106	Series 1994-7, Class PQ, 6.500%, 10/16/24	139,161
74,864	Series 1998-22, Class PD, 6.500%, 09/20/28	87,660
23,890	Series 1999-17, Class L, 6.000%, 05/20/29	26,915
120,213	Series 2000-21, Class Z, 9.000%, 03/16/30	147,207
1,547	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	234
269,874	Series 2000-36, Class PB, 7.500%, 11/16/30	321,712
815,365	Series 2001-10, Class PE, 6.500%, 03/16/31	930,501
127,411	Series 2001-22, Class PS, HB, IF, 20.469%, 03/17/31	212,261
59,114	Series 2001-36, Class S, IF, IO, 7.841%, 08/16/31	20,666
983,459	Series 2001-64, Class PB, 6.500%, 12/20/31	1,125,842
9,436	Series 2002-24, Class SB, IF, 11.612%, 04/16/32	13,010
4,386	Series 2003-24, Class PO, PO, 03/16/33	4,031
29,370	Series 2004-28, Class S, IF, 19.088%, 04/16/34	44,463
500,000	Series 2006-38, Class OH, 6.500%, 08/20/36	631,698
156,961	Series 2007-45, Class QA, IF, IO, 6.424%, 07/20/37	32,914
120,753	Series 2007-76, Class SA, IF, IO, 6.314%, 11/20/37	22,616
122,073	Series 2008-2, Class MS, IF, IO, 6.951%, 01/16/38	26,152
82,218	Series 2008-55, Class SA, IF, IO, 5.984%, 06/20/38	13,294
56,499	Series 2009-6, Class SA, IF, IO, 5.891%, 02/16/39	8,368

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
175,558	Series 2009-6, Class SH, IF, IO, 5.824%, 02/20/39	26,711
123,407	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	28,359
88,859	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	15,927
256,918	Series 2009-22, Class SA, IF, IO, 6.054%, 04/20/39	39,369
230,710	Series 2009-31, Class TS, IF, IO, 6.084%, 03/20/39	31,467
228,475	Series 2009-64, Class SN, IF, IO, 5.891%, 07/16/39	29,223
97,141	Series 2009-79, Class OK, PO, 11/16/37	84,314
105,258	Series 2009-102, Class SM, IF, IO, 6.191%, 06/16/39	10,071
400,898	Series 2009-106, Class ST, IF, IO, 5.784%, 02/20/38	68,154
135,083	Series 2010-130, Class CP, 7.000%, 10/16/40	160,382
246,794	Series 2011-75, Class SM, IF, IO, 6.384%, 05/20/41	53,622
780,912	Series 2011-H19, Class FA, VAR, 0.662%, 08/20/61	781,664
840,323	Series 2012-H23, Class SA, VAR, 0.722%, 10/20/62	840,323
808,079	Series 2013-H08, Class FC, VAR, 0.642%, 02/20/63	808,260
468,931	Series 2013-H09, Class HA, 1.650%, 04/20/63	471,681
414,126	Series 2014-H17, Class FC, VAR, 0.692%, 07/20/64	413,417
710,000	Series 2015-137, Class WA, VAR, 5.484%, 01/20/38	814,725
975,362	Series 2015-H16, Class FG, VAR, 0.632%, 07/20/65	970,545
	Vendee Mortgage Trust,
49,599	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	54,561
122,123	Series 1996-1, Class 1Z, 6.750%, 02/15/26	141,971
66,443	Series 1996-2, Class 1Z, 6.750%, 06/15/26	76,582
244,426	Series 1997-1, Class 2Z, 7.500%, 02/15/27	288,460
65,451	Series 1998-1, Class 2E, 7.000%, 03/15/28	78,699

		33,207,415

	Non-Agency CMO — 4.9%
102,680	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	103,085
	Alternative Loan Trust,
1,863,882	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,877,983
486,405	Series 2005-20CB, Class 3A8, IF, IO, 4.556%, 07/25/35	60,183
700,287	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	680,826
338,904	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	310,312
672,199	Series 2005-22T1, Class A2, IF, IO, 4.876%, 06/25/35	102,034
410,575	Series 2005-J1, Class 1A4, IF, IO, 4.906%, 02/25/35	33,384
	Banc of America Alternative Loan Trust,
230,398	Series 2004-5, Class 3A3, PO, 06/25/34	195,909
24,051	Series 2004-6, Class 15PO, PO, 07/25/19	23,338
	Banc of America Funding Trust,
35,835	Series 2004-1, Class PO, PO, 03/25/34	29,479
230,788	Series 2005-6, Class 2A7, 5.500%, 10/25/35	227,046
37,519	Series 2005-7, Class 30PO, PO, 11/25/35	30,236
126,105	Series 2005-E, Class 4A1, VAR, 2.754%, 03/20/35	125,554
	Banc of America Mortgage Trust,
9,933	Series 2003-8, Class APO, PO, 11/25/33	8,250
26,335	Series 2004-3, Class 1A26, 5.500%, 04/25/34	26,808
7,362	Series 2004-4, Class APO, PO, 05/25/34	6,413
122,678	Series 2004-5, Class 2A2, 5.500%, 06/25/34	124,986
91,434	Series 2004-6, Class 2A5, PO, 07/25/34	80,310
22,334	Series 2004-6, Class APO, PO, 07/25/34	19,814
13,483	Series 2004-7, Class 1A19, PO, 08/25/34	12,393
100,515	Series 2004-J, Class 3A1, VAR, 2.875%, 11/25/34	98,597
67,822	BCAP LLC Trust, Series 2011-RR5, Class 11A3, VAR, 0.349%, 05/28/36 (e)	66,921
	Bear Stearns ARM Trust,
53,498	Series 2003-7, Class 3A, VAR, 2.516%, 10/25/33	53,587
84,834	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	85,672
299,425	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	297,037
	CHL Mortgage Pass-Through Trust,
58,421	Series 2004-7, Class 2A1, VAR, 2.499%, 06/25/34	57,250
36,211	Series 2004-HYB1, Class 2A, VAR, 2.530%, 05/20/34	34,487
52,784	Series 2004-HYB3, Class 2A, VAR, 2.295%, 06/20/34	50,162

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
49,184	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	50,314
4,972	Series 2004-J8, Class POA, PO, 11/25/19	4,946
122,170	Series 2005-16, Class A23, 5.500%, 09/25/35	119,611
276,543	Series 2005-22, Class 2A1, VAR, 2.530%, 11/25/35	234,599
	Citigroup Global Markets Mortgage Securities VII, Inc.,
58,026	Series 2003-HYB1, Class A, VAR, 2.733%, 09/25/33	57,963
807	Series 2003-UP2, Class PO1, PO, 12/25/18	741
122,741	Citigroup Mortgage Loan Trust, Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	124,855
	Citigroup Mortgage Loan Trust, Inc.,
3,698	Series 2003-UP3, Class A3, 7.000%, 09/25/33	3,813
8,609	Series 2003-UST1, Class A1, 5.500%, 12/25/18	8,641
2,464	Series 2003-UST1, Class PO1, PO, 12/25/18	2,355
2,355	Series 2003-UST1, Class PO3, PO, 12/25/18	2,282
91,302	Series 2005-1, Class 2A1A, VAR, 2.655%, 04/25/35	71,652
3,893	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	3,866
	CSMC,
150,515	Series 2010-11R, Class A6, VAR, 1.198%, 06/28/47 (e)	145,291
8,597	Series 2011-9R, Class A1, VAR, 2.198%, 03/27/46 (e)	8,601
18,407	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	18,443
192,766	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	168,704
	First Horizon Mortgage Pass-Through Trust,
178,536	Series 2004-AR7, Class 2A2, VAR, 2.585%, 02/25/35	179,072
134,657	Series 2005-AR1, Class 2A2, VAR, 2.615%, 04/25/35	134,287
	GMACM Mortgage Loan Trust,
88,820	Series 2003-AR1, Class A4, VAR, 3.090%, 10/19/33	87,939
84,041	Series 2004-J5, Class A7, 6.500%, 01/25/35	88,823
455,570	Series 2005-AR3, Class 3A4, VAR, 2.944%, 06/19/35	449,405
	GSR Mortgage Loan Trust,
66,381	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	67,048
305,459	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	328,913
92,826	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	96,227
53,322	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.544%, 05/25/36	51,641
95,137	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.521%, 11/25/33	95,421
58,309	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.713%, 04/21/34	58,589
	MASTR Alternative Loan Trust,
73,594	Series 2003-9, Class 8A1, 6.000%, 01/25/34	74,498
147,692	Series 2004-4, Class 10A1, 5.000%, 05/25/24	155,731
173,099	Series 2004-6, Class 7A1, 6.000%, 07/25/34	176,138
20,887	Series 2004-7, Class 30PO, PO, 08/25/34	16,153
74,953	Series 2004-8, Class 6A1, 5.500%, 09/25/19	77,099
63,109	Series 2004-10, Class 1A1, 4.500%, 09/25/19	64,020
	MASTR Asset Securitization Trust,
226,292	Series 2003-11, Class 9A6, 5.250%, 12/25/33	238,169
6,656	Series 2003-12, Class 15PO, PO, 12/25/18	6,624
20,059	Series 2004-6, Class 15PO, PO, 07/25/19	19,933
11,507	Series 2004-8, Class PO, PO, 08/25/19	10,792
31,989	Series 2004-10, Class 15PO, PO, 10/25/19	30,338
88,046	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	70,437
52,235	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.834%, 02/25/35	50,957
45,837	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	45,671
336,427	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	85,582
	RALI Trust,
18,922	Series 2002-QS8, Class A5, 6.250%, 06/25/17	19,064
683,246	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	719,441
6,202	Series 2003-QS3, Class A2, IF, 16.073%, 02/25/18	6,614

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
42,485	Series 2003-QS9, Class A3, IF, IO, 7.356%, 05/25/18	2,806
67,561	Series 2003-QS14, Class A1, 5.000%, 07/25/18	68,423
21,461	Series 2003-QS18, Class A1, 5.000%, 09/25/18	21,795
5,110	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	5,208
112,374	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 2.791%, 09/25/35	93,516
4,662	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	4,710
	Springleaf Mortgage Loan Trust,
130,767	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	130,649
124,000	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	124,327
108,000	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	108,306
124,806	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	124,891
125,000	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	126,424
81,165	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.357%, 06/25/34	80,801
91,289	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	93,151
	WaMu Mortgage Pass-Through Certificates Trust,
16,973	Series 2003-AR8, Class A, VAR, 2.488%, 08/25/33	17,405
79,018	Series 2003-AR9, Class 1A6, VAR, 2.520%, 09/25/33	79,946
1,034	Series 2003-S4, Class 3A, 5.500%, 06/25/33	1,034
28,857	Series 2004-AR3, Class A2, VAR, 2.461%, 06/25/34	29,200
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,152,136	Series 2005-2, Class 1A4, IF, IO, 4.856%, 04/25/35	169,492
366,959	Series 2005-2, Class 2A3, IF, IO, 4.806%, 04/25/35	46,149
314,560	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	65,380
296,268	Series 2005-4, Class CB7, 5.500%, 06/25/35	281,110
14,814	Series 2005-4, Class DP, PO, 06/25/20	13,482
97,134	Series 2005-6, Class 2A4, 5.500%, 08/25/35	92,734
	Wells Fargo Mortgage-Backed Securities Trust,
23,001	Series 2003-K, Class 1A1, VAR, 2.541%, 11/25/33	23,135
46,001	Series 2003-K, Class 1A2, VAR, 2.541%, 11/25/33	46,816
54,935	Series 2004-EE, Class 3A1, VAR, 2.662%, 12/25/34	55,411
140,925	Series 2004-P, Class 2A1, VAR, 2.735%, 09/25/34	141,457
258,284	Series 2005-AR3, Class 1A1, VAR, 2.731%, 03/25/35	260,222
73,690	Series 2005-AR8, Class 2A1, VAR, 2.663%, 06/25/35	74,056
65,526	Series 2005-AR16, Class 2A1, VAR, 2.596%, 02/25/34	66,317

		11,801,712

	Total Collateralized Mortgage Obligations (Cost $41,699,505)	45,009,127

Commercial Mortgage-Backed Securities — 1.7%
	A10 Securitization LLC,
49,464	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	49,621
250,000	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	249,593
189,377	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	190,683
214,962	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 07/10/46	218,499
23,609	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	23,610
	BB-UBS Trust,
100,000	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	102,065
100,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	99,898
212,969	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.603%, 03/11/39	213,918
9,961,738	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.548%, 12/11/49 (e)	40,176
92,259	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	93,302
	COMM Mortgage Trust,
125,000	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	125,956
200,000	Series 2014-CR19, Class A5, 3.796%, 08/10/47	211,666

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
156,000	Series 2015-CR25, Class A4, 3.759%, 08/10/48	163,738
336,058	Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4, VAR, 5.609%, 02/15/39	336,437
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
229,000	Series K038, Class A2, 3.389%, 03/25/24	242,788
250,000	Series KPLB, Class A, 2.770%, 05/25/25	250,085
30,624	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	30,633
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	123,838
3,132,942	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.638%, 12/15/43 (e)	13,114
466,126	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	467,970
173,000	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.656%, 07/14/34 (e)	173,012
120,000	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class A, VAR, 1.600%, 08/15/32 (e)	120,000
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	122,298
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	109,619
200,000	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	214,043
13,651	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	13,634
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	120,505

	Total Commercial Mortgage-Backed Securities (Cost $4,039,164)	4,120,701

Corporate Bonds — 15.8%
Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
7,000	Johnson Controls, Inc., 4.950%, 07/02/64	6,208

	Automobiles — 0.1%
150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	149,008

	Hotels, Restaurants & Leisure — 0.0% (g)
28,000	Starbucks Corp., 2.700%, 06/15/22	28,335

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
66,000	3.800%, 12/05/24	67,559
65,000	4.800%, 12/05/34	66,792

		134,351

	Media — 0.9%
	21st Century Fox America, Inc.,
50,000	6.650%, 11/15/37	59,667
50,000	7.250%, 05/18/18	57,214
150,000	7.300%, 04/30/28	180,336
	CBS Corp.,
21,000	3.375%, 03/01/22	20,868
78,000	3.700%, 08/15/24	76,560
42,000	4.000%, 01/15/26	41,319
94,000	CCO Safari II LLC, 4.464%, 07/23/22 (e)	94,050
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	102,118
	Comcast Corp.,
39,000	4.200%, 08/15/34	38,469
87,000	4.250%, 01/15/33	86,466
50,000	6.450%, 03/15/37	63,277
30,000	6.500%, 01/15/17	32,050
35,000	6.500%, 11/15/35	44,548
20,000	Cox Communications, Inc., 8.375%, 03/01/39 (e)	24,249
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
25,000	3.800%, 03/15/22	25,163
125,000	4.600%, 02/15/21	133,683
42,000	5.000%, 03/01/21	45,778
125,000	6.000%, 08/15/40	128,559
	Discovery Communications LLC,
78,000	4.375%, 06/15/21	81,266
30,000	4.950%, 05/15/42	26,890
100,000	Historic TW, Inc., 9.150%, 02/01/23	131,734
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	89,768
	Thomson Reuters Corp., (Canada),
25,000	3.850%, 09/29/24	25,000
84,000	3.950%, 09/30/21	87,950
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	49,129
50,000	6.750%, 07/01/18	55,637
50,000	7.300%, 07/01/38	52,369
75,000	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	86,991
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	38,058
75,000	6.200%, 03/15/40	86,170

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
7,000	6.250%, 03/29/41	8,062
15,000	6.500%, 11/15/36	17,429
	Viacom, Inc.,
15,000	2.750%, 12/15/19	15,057
22,000	3.250%, 03/15/23	20,122
43,000	3.875%, 12/15/21	42,291
20,000	4.500%, 02/27/42	15,102
16,000	4.850%, 12/15/34	13,823
2,000	6.250%, 04/30/16	2,057

		2,199,279

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
18,000	4.375%, 09/01/23	18,596
26,000	4.500%, 12/15/34	23,814
9,000	5.125%, 01/15/42	8,412

		50,822

	Specialty Retail — 0.1%
28,000	Gap, Inc. (The), 5.950%, 04/12/21	30,309
	Home Depot, Inc. (The),
34,000	4.250%, 04/01/46	34,244
70,000	5.400%, 03/01/16	71,396
	Lowe’s Cos., Inc.,
72,000	3.375%, 09/15/25	72,745
75,000	7.110%, 05/15/37	99,287

		307,981

	Total Consumer Discretionary	2,875,984

Consumer Staples — 0.6%
	Beverages — 0.1%
23,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	27,027
38,000	Brown-Forman Corp., 4.500%, 07/15/45	39,838
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	103,201
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	20,060

		190,126

	Food & Staples Retailing — 0.2%
21,000	Costco Wholesale Corp., 2.250%, 02/15/22	20,803
	CVS Health Corp.,
80,000	3.500%, 07/20/22	82,626
36,000	4.000%, 12/05/23	38,141
109,000	4.875%, 07/20/35	114,370
16,000	5.300%, 12/05/43	17,653
	Kroger Co. (The),
67,000	4.000%, 02/01/24	69,946
18,000	5.400%, 07/15/40	19,301
25,000	7.500%, 04/01/31	32,226
	Walgreens Boots Alliance, Inc.,
36,000	3.300%, 11/18/21	36,475
47,000	3.800%, 11/18/24	46,749
23,000	4.500%, 11/18/34	21,803
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	91,903

		591,996

	Food Products — 0.3%
55,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	65,710

27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	28,498
8,000	ConAgra Foods, Inc., 2.100%, 03/15/18	7,972
13,000	Kellogg Co., 1.750%, 05/17/17	13,054
	Kraft Foods Group, Inc.,
35,000	3.500%, 06/06/22	35,708
31,000	5.375%, 02/10/20	34,624
122,000	6.125%, 08/23/18	136,091
100,000	6.875%, 01/26/39	124,310
33,000	Kraft Heinz Foods Co., 5.000%, 07/15/35 (e)	34,471
75,000	Mondelez International, Inc., 4.000%, 02/01/24	77,720
49,000	Tyson Foods, Inc., 3.950%, 08/15/24	49,912

		608,070

	Household Products — 0.0% (g)
53,620	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	64,576

	Total Consumer Staples	1,454,768

	Energy — 1.8%
	Energy Equipment & Services — 0.1%
21,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	13,733
9,000	Ensco plc, (United Kingdom), 5.200%, 03/15/25	6,850
54,000	Halliburton Co., 3.500%, 08/01/23	54,130
	Nabors Industries, Inc.,
15,000	4.625%, 09/15/21	13,616
15,000	5.000%, 09/15/20	14,567
	Noble Holding International Ltd., (Cayman Islands),
5,000	3.950%, 03/15/22	3,761
6,000	4.000%, 03/16/18	5,683
25,000	6.050%, 03/01/41	15,899
18,000	6.950%, 04/01/45	13,506
	Transocean, Inc., (Cayman Islands),
42,000	6.500%, 11/15/20	32,130
51,000	6.875%, 12/15/21	38,042
14,000	7.850%, 12/15/41	9,170

		221,087

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 1.7%
50,000	Apache Corp., 6.900%, 09/15/18	56,795
18,000	Boardwalk Pipelines LP, 4.950%, 12/15/24	16,673
	BP Capital Markets plc, (United Kingdom),
121,000	2.750%, 05/10/23	116,168
15,000	3.506%, 03/17/25	14,825
150,000	4.742%, 03/11/21	165,943
	Buckeye Partners LP,
30,000	4.350%, 10/15/24	28,107
15,000	4.875%, 02/01/21	15,321
	Canadian Natural Resources Ltd., (Canada),
25,000	3.900%, 02/01/25	22,988
100,000	5.900%, 02/01/18	107,688
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	11,852
23,000	4.450%, 09/15/42	18,224
8,000	6.750%, 11/15/39	8,299
20,000	Chevron Corp., 2.355%, 12/05/22	19,341
200,000	CNOOC Nexen Finance ULC, (Canada), 4.250%, 04/30/24	201,543
	ConocoPhillips,
25,000	5.750%, 02/01/19	28,086
120,000	6.000%, 01/15/20	138,445
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	78,311
43,000	ConocoPhillips Co., 3.350%, 11/15/24	42,007
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	45,133
21,000	4.750%, 05/15/42	18,565
	Ecopetrol S.A., (Colombia),
33,000	4.125%, 01/16/25	27,142
39,000	5.375%, 06/26/26	33,930
	Energy Transfer Partners LP,
27,000	3.600%, 02/01/23	24,307
45,000	4.750%, 01/15/26	41,404
17,000	5.150%, 03/15/45	13,261
	EnLink Midstream Partners LP,
22,000	4.150%, 06/01/25	20,181
65,000	5.050%, 04/01/45	55,071
	Enterprise Products Operating LLC,
38,000	3.700%, 02/15/26	35,908
25,000	3.750%, 02/15/25	23,825
25,000	3.900%, 02/15/24	24,545
6,000	4.950%, 10/15/54	5,148
16,000	5.100%, 02/15/45	14,605
15,000	EOG Resources, Inc., 2.625%, 03/15/23	14,566
55,000	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	51,783
50,000	Kerr-McGee Corp., 7.875%, 09/15/31	62,095
	Magellan Midstream Partners LP,
14,000	3.200%, 03/15/25	13,004
76,000	5.150%, 10/15/43	72,094
150,000	Marathon Oil Corp., 6.000%, 10/01/17	161,261
29,000	Marathon Petroleum Corp., 3.625%, 09/15/24	28,026
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	95,000
	Noble Energy, Inc.,
14,000	5.050%, 11/15/44	12,124
28,000	5.625%, 05/01/21	28,168

22,000	5.875%, 06/01/22	21,958
45,000	Occidental Petroleum Corp., 3.500%, 06/15/25	44,874
	ONEOK Partners LP,
50,000	3.800%, 03/15/20	50,398
100,000	4.900%, 03/15/25	93,107
15,000	6.650%, 10/01/36	14,962
	Petrobras Global Finance B.V., (Netherlands),
56,000	4.375%, 05/20/23	36,511
45,000	5.375%, 01/27/21	32,697
147,000	6.250%, 03/17/24	105,884
15,000	6.850%, 06/05/15 (†)	9,506
25,000	7.875%, 03/15/19	20,278
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	73,774
	Petroleos Mexicanos, (Mexico),
30,000	4.250%, 01/15/25 (e)	27,482
20,000	4.875%, 01/18/24	19,270
33,000	5.500%, 06/27/44 (e)	26,070
42,000	6.375%, 01/23/45	37,695
50,000	6.625%, 06/15/35	46,745
	Plains All American Pipeline LP/PAA Finance Corp.,
15,000	2.600%, 12/15/19	14,819
50,000	3.600%, 11/01/24	46,797
130,000	4.650%, 10/15/25	130,482
50,000	4.900%, 02/15/45	44,655
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	42,210
50,000	5.650%, 03/01/20	54,127
45,000	7.500%, 09/15/38	49,445
50,000	8.000%, 10/01/19	58,421
	Spectra Energy Partners LP,
34,000	2.950%, 09/25/18	34,473
19,000	3.500%, 03/15/25	17,739
7,000	4.500%, 03/15/45	5,938
25,000	5.950%, 09/25/43	25,681

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Statoil ASA, (Norway),
143,000	2.650%, 01/15/24	136,619
50,000	3.125%, 08/17/17	51,778
23,000	3.250%, 11/10/24	22,750
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	55,808
	Sunoco Logistics Partners Operations LP,
13,000	4.250%, 04/01/24	11,825
53,000	5.350%, 05/15/45	43,071
	Talisman Energy, Inc., (Canada),
45,000	5.500%, 05/15/42	34,763
5,000	5.850%, 02/01/37	4,159
10,000	6.250%, 02/01/38	8,528
40,000	7.750%, 06/01/19	44,936
	Total Capital International S.A., (France),
28,000	1.550%, 06/28/17	28,205
50,000	2.750%, 06/19/21	50,798
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	151,256
	TransCanada PipeLines Ltd., (Canada),
50,000	6.500%, 08/15/18	56,045
50,000	7.125%, 01/15/19	57,903

		3,956,204

	Total Energy	4,177,291

Financials — 6.7%
	Banks — 2.4%
	Bank of America Corp.,
50,000	2.000%, 01/11/18	50,185
50,000	3.300%, 01/11/23	49,618
388,000	3.875%, 08/01/25	393,390
92,000	Series L, 3.950%, 04/21/25	89,501
295,000	Series L, 5.650%, 05/01/18	321,877
245,000	5.750%, 12/01/17	264,831
135,000	6.400%, 08/28/17	146,500
50,000	6.500%, 08/01/16	52,221
90,000	6.875%, 04/25/18	100,587
25,000	7.625%, 06/01/19	29,423
	Bank of Nova Scotia (The), (Canada),
100,000	1.700%, 06/11/18	99,848
100,000	2.550%, 01/12/17	101,770
150,000	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	162,217
	BB&T Corp.,
100,000	3.950%, 04/29/16	101,819
50,000	5.250%, 11/01/19	55,365
	Citigroup, Inc.,
100,000	1.700%, 04/27/18	99,480
40,000	1.850%, 11/24/17	40,094
137,000	2.150%, 07/30/18	137,680
50,000	2.400%, 02/18/20	49,757
22,000	3.875%, 10/25/23	22,686
50,000	4.300%, 11/20/26	49,514
20,000	4.400%, 06/10/25	20,115
125,000	4.450%, 09/29/27	124,326
69,000	4.650%, 07/30/45	68,824
9,000	5.375%, 08/09/20	10,045
58,000	5.500%, 09/13/25	63,086

5,000	6.000%, 08/15/17	5,390
100,000	8.125%, 07/15/39	143,809
45,000	8.500%, 05/22/19	54,331
10,000	Comerica, Inc., 3.800%, 07/22/26	9,973
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 4.375%, 08/04/25	250,179
83,000	Fifth Third Bancorp, 2.875%, 07/27/20	83,684
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (e) (d)	107,625
111,000	HSBC Bank plc, (United Kingdom), 4.125%, 08/12/20 (e)	120,276
56,000	KeyCorp, 2.900%, 09/15/20	56,419
9,000	MUFG Americas Holdings Corp., 2.250%, 02/10/20	8,970
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	168,237
25,000	5.250%, 11/15/15	25,122
25,000	5.625%, 02/01/17	26,328
25,000	6.700%, 06/10/19	29,099
	Royal Bank of Canada, (Canada),
50,000	1.875%, 02/05/20	50,078
80,000	2.000%, 10/01/18	81,098
229,000	Toronto-Dominion Bank (The), (Canada), 1.750%, 07/23/18	229,406
100,000	U.S. Bancorp, 7.500%, 06/01/26	130,411
50,000	Wachovia Corp., 5.750%, 02/01/18	54,713
	Wells Fargo & Co.,
65,000	2.600%, 07/22/20	65,656
31,000	4.300%, 07/22/27	31,593
284,000	5.606%, 01/15/44	317,702
200,000	SUB, 3.676%, 06/15/16	204,195
	Wells Fargo Bank N.A.,
250,000	6.000%, 11/15/17	272,521
250,000	VAR, 0.667%, 03/15/16	249,944
121,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	133,934

		5,615,452

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — 1.7%
60,000	Ameriprise Financial, Inc., 4.000%, 10/15/23	62,765
	Bank of New York Mellon Corp. (The),
100,000	3.250%, 09/11/24	100,665
83,000	Series 0012, 3.650%, 02/04/24	86,437
55,000	4.600%, 01/15/20	60,428
	BlackRock, Inc.,
130,000	Series 2, 5.000%, 12/10/19	145,639
65,000	6.250%, 09/15/17	71,170
	Blackstone Holdings Finance Co. LLC,
21,000	4.450%, 07/15/45 (e)	19,799
100,000	5.875%, 03/15/21 (e)	114,797
200,000	Deutsche Bank AG, (Germany), 2.950%, 08/20/20	200,890
	Goldman Sachs Group, Inc. (The),
36,000	2.600%, 04/23/20	36,098
55,000	2.625%, 01/31/19	55,681
81,000	2.750%, 09/15/20	81,413
75,000	3.625%, 02/07/16	75,718
23,000	5.250%, 07/27/21	25,651
156,000	5.375%, 03/15/20	174,015
200,000	5.950%, 01/18/18	218,502
75,000	5.950%, 01/15/27	85,423
50,000	6.150%, 04/01/18	55,067
80,000	6.750%, 10/01/37	95,434
125,000	7.500%, 02/15/19	146,100
29,000	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	30,427
	Jefferies Group LLC,
55,000	3.875%, 11/09/15	55,142
110,000	6.450%, 06/08/27	114,122
100,000	6.875%, 04/15/21	112,385
	Macquarie Bank Ltd., (Australia),
100,000	2.850%, 07/29/20 (e)	101,442
100,000	4.000%, 07/29/25 (e)	100,988
285,000	5.000%, 02/22/17 (e)	298,193
	Morgan Stanley,
25,000	2.650%, 01/27/20	25,118
142,000	2.800%, 06/16/20	142,803
69,000	3.700%, 10/23/24	69,329
198,000	4.000%, 07/23/25	202,355
20,000	4.350%, 09/08/26	20,103
35,000	5.500%, 07/28/21	39,554
200,000	5.625%, 09/23/19	223,431
130,000	5.950%, 12/28/17	141,669
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	76,485
	State Street Corp.,
24,000	3.100%, 05/15/23	23,636
147,000	3.550%, 08/18/25	149,975
77,000	3.700%, 11/20/23	80,462
17,000	TD Ameritrade Holding Corp., 2.950%, 04/01/22	17,120
100,000	UBS AG, (Switzerland), 5.750%, 04/25/18	109,641

		4,046,072

	Consumer Finance — 0.9%
50,000	American Express Co., 7.000%, 03/19/18	56,175
	American Express Credit Corp.,
130,000	1.800%, 07/31/18	129,959

71,000	Series F, 2.600%, 09/14/20	71,323
	American Honda Finance Corp.,
200,000	1.600%, 02/16/18 (e)	200,291
33,000	2.250%, 08/15/19	33,230
110,000	Capital One Financial Corp., 3.500%, 06/15/23	109,089
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	87,716
100,000	7.050%, 10/01/18	115,337
50,000	7.150%, 02/15/19	58,372
	Ford Motor Credit Co. LLC,
200,000	3.984%, 06/15/16	203,553
200,000	4.250%, 02/03/17	206,670
114,000	General Motors Financial Co., Inc., 3.200%, 07/13/20	112,465
50,000	HSBC Finance Corp., 7.350%, 11/27/32	62,485
	HSBC USA, Inc.,
100,000	1.625%, 01/16/18	99,716
135,000	2.350%, 03/05/20	133,145
168,000	2.750%, 08/07/20	168,609
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	39,006
44,000	1.600%, 07/13/18	44,061
42,000	3.150%, 10/15/21	43,208
82,000	3.400%, 09/11/25	82,592
	Toyota Motor Credit Corp.,
100,000	2.000%, 09/15/16	101,171
60,000	2.800%, 07/13/22	60,360

		2,218,533

	Diversified Financial Services — 0.7%
	CME Group, Inc.,
97,000	3.000%, 03/15/25	95,200
16,000	5.300%, 09/15/43	18,109
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	77,129

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	General Electric Capital Corp.,
100,000	3.100%, 01/09/23	102,247
305,000	5.500%, 01/08/20	349,037
350,000	5.625%, 05/01/18	387,471
100,000	5.875%, 01/14/38	124,708
200,000	6.750%, 03/15/32	270,834
	Intercontinental Exchange, Inc.,
23,000	2.500%, 10/15/18	23,463
59,000	4.000%, 10/15/23	61,438
50,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	62,497
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	42,046
70,000	2.125%, 05/11/20	70,073
47,000	4.125%, 05/11/35	45,722
60,000	6.375%, 12/15/38	74,853

		1,804,827

	Insurance — 0.7%
120,000	ACE INA Holdings, Inc., 2.700%, 03/13/23	116,401
31,000	Allstate Corp. (The), 3.150%, 06/15/23	31,321
	American International Group, Inc.,
24,000	3.750%, 07/10/25	24,373
59,000	4.125%, 02/15/24	61,984
60,000	4.700%, 07/10/35	61,847
	Aon Corp.,
40,000	3.125%, 05/27/16	40,566
18,000	6.250%, 09/30/40	21,246
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	33,117
62,000	4.300%, 05/15/43	59,726
50,000	5.400%, 05/15/18	55,088
100,000	5.750%, 01/15/40	116,739
75,000	CNA Financial Corp., 3.950%, 05/15/24	75,503
27,000	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	29,595
20,000	Lincoln National Corp., 4.850%, 06/24/21	21,988
100,000	MassMutual Global Funding II, 3.125%, 04/14/16 (e)	101,363
28,000	MetLife, Inc., 4.050%, 03/01/45	26,172
	Metropolitan Life Global Funding I,
100,000	1.500%, 01/10/18 (e)	99,839
175,000	3.650%, 06/14/18 (e)	184,100
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	113,598
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	104,957
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	199,978
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	27,650

		1,607,151

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
40,000	3.500%, 01/31/23	38,536
38,000	5.000%, 02/15/24	39,925
80,000	American Tower Trust I, 3.070%, 03/15/23 (e)	78,944
	Equity Commonwealth,
75,000	5.875%, 09/15/20	81,995
100,000	6.650%, 01/15/18	107,395
	HCP, Inc.,
23,000	3.875%, 08/15/24	22,502
92,000	5.375%, 02/01/21	101,899
27,000	Prologis LP, 4.250%, 08/15/23	27,968
20,000	Realty Income Corp., 3.875%, 07/15/24	20,018
70,000	Simon Property Group LP, 4.375%, 03/01/21	76,008
	Ventas Realty LP,
9,000	3.500%, 02/01/25	8,698
29,000	3.750%, 05/01/24	28,836
34,000	4.125%, 01/15/26	34,272
37,000	Welltower Inc., 4.500%, 01/15/24	38,697

		705,693

	Total Financials	15,997,728

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
25,000	2.125%, 05/01/20	24,674
100,000	5.150%, 11/15/41	102,775
40,000	5.700%, 02/01/19	44,422
82,000	5.750%, 03/15/40	90,761
	Baxalta, Inc.,
22,000	3.600%, 06/23/22 (e)	22,211
8,000	5.250%, 06/23/45 (e)	8,075
79,000	Biogen, Inc., 2.900%, 09/15/20	79,800
	Celgene Corp.,
49,000	3.250%, 08/15/22	49,077
41,000	3.550%, 08/15/22	41,619
53,000	5.000%, 08/15/45	52,571
	Gilead Sciences, Inc.,
54,000	3.250%, 09/01/22	54,423
29,000	3.500%, 02/01/25	29,206

		599,614

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — 0.2%
	Anthem, Inc.,
47,000	2.300%, 07/15/18	47,199
18,000	3.300%, 01/15/23	17,813
18,000	4.650%, 01/15/43	17,652
65,000	4.650%, 08/15/44	62,828
	Cardinal Health, Inc.,
23,000	2.400%, 11/15/19	23,280
28,000	3.750%, 09/15/25	28,441
48,000	Express Scripts Holding Co., 3.500%, 06/15/24	47,237
	UnitedHealth Group, Inc.,
36,000	1.900%, 07/16/18	36,373
42,000	3.350%, 07/15/22	43,348
34,000	4.625%, 07/15/35	35,875
50,000	6.625%, 11/15/37	64,295

		424,341

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
45,000	1.750%, 11/06/17	45,133
22,000	2.900%, 11/06/22	21,435
29,000	4.500%, 05/14/35	27,994
	Actavis Funding SCS, (Luxembourg),
43,000	3.000%, 03/12/20	43,038
42,000	3.450%, 03/15/22	41,518
42,000	4.550%, 03/15/35	38,643
52,000	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	56,409
	Merck & Co., Inc.,
21,000	2.350%, 02/10/22	20,699
63,000	2.800%, 05/18/23	62,589
10,000	3.700%, 02/10/45	9,175
	Zoetis, Inc.,
14,000	1.875%, 02/01/18	13,957
9,000	4.700%, 02/01/43	8,064

		388,654

	Total Health Care	1,412,609

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
32,000	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	31,195
45,000	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	45,541
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	58,665
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	33,384
30,000	4.850%, 09/15/41	31,349
45,000	Precision Castparts Corp., 3.250%, 06/15/25	45,058
25,000	United Technologies Corp., 4.150%, 05/15/45	24,258

		269,450

	Air Freight & Logistics — 0.0% (g)
16,000	FedEx Corp., 3.900%, 02/01/35	14,710
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	44,621

		59,331

	Airlines — 0.0% (g)
24,140	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	24,351
21,755	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	23,243
34,685	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	36,593

		84,187

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
35,000	3.500%, 07/15/22	30,975
17,000	4.125%, 06/15/23	15,300
28,000	4.875%, 07/15/42	20,160
21,000	Republic Services, Inc., 3.550%, 06/01/22	21,530
	Waste Management, Inc.,
8,000	3.900%, 03/01/35	7,538
43,000	4.750%, 06/30/20	47,769

		143,272

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	22,794
44,000	Fluor Corp., 3.375%, 09/15/21	45,659

		68,453

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
123,000	3.350%, 09/15/25	125,469
44,000	3.900%, 06/23/21	47,291
22,000	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	23,869
114,000	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	114,370
26,000	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	26,327

		337,326

	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	76,891
	Parker-Hannifin Corp.,
30,000	4.450%, 11/21/44	31,171
25,000	5.500%, 05/15/18	27,415

		135,477

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	49,239
25,000	3.600%, 09/01/20	26,397
25,000	4.375%, 09/01/42	23,945
35,000	4.700%, 09/01/45	35,212
77,000	5.150%, 09/01/43	82,289
126,000	5.400%, 06/01/41	138,939
100,000	5.650%, 05/01/17	106,658
85,000	5.750%, 05/01/40	97,169
	Canadian Pacific Railway Co., (Canada),
35,000	4.500%, 01/15/22	37,677
127,000	6.125%, 09/15/15 (†)	133,392
	CSX Corp.,
19,000	3.950%, 05/01/50	16,440
33,000	4.250%, 06/01/21	35,527
50,000	5.500%, 04/15/41	55,292
25,000	7.375%, 02/01/19	29,192
	ERAC USA Finance LLC,
45,000	4.500%, 08/16/21 (e)	48,611
12,000	5.625%, 03/15/42 (e)	12,868
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	62,686
66,000	6.000%, 05/23/11 (††)	73,779
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	27,369
35,000	Ryder System, Inc., 3.600%, 03/01/16	35,374

		1,128,055

	Trading Companies & Distributors — 0.0% (g)
27,000	WW Grainger, Inc., 4.600%, 06/15/45	28,440

	Total Industrials	2,253,991

Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
11,000	2.900%, 03/04/21	11,292
56,000	3.000%, 06/15/22	57,069
80,000	5.500%, 02/22/16	81,537
75,000	5.900%, 02/15/39	91,530

		241,428

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,147
8,000	4.500%, 03/01/23	8,181
25,000	6.000%, 04/01/20	27,683
80,000	6.875%, 06/01/18	87,503
7,000	7.500%, 01/15/27	8,414

		144,928

	Internet Software & Services — 0.1%
	eBay, Inc.,
25,000	2.600%, 07/15/22	23,106
25,000	2.875%, 08/01/21	24,376
100,000	3.450%, 08/01/24	95,087

		142,569

	IT Services — 0.2%
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	64,191
	International Business Machines Corp.,
174,000	1.625%, 05/15/20	171,748
169,000	4.000%, 06/20/42	155,858
50,000	6.220%, 08/01/27	61,608
	Xerox Corp.,
17,000	4.500%, 05/15/21	17,665
35,000	5.625%, 12/15/19	38,746
50,000	6.750%, 02/01/17	53,225

		563,041

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
49,000	3.700%, 07/29/25	50,272
60,000	4.000%, 12/15/32	58,346
24,000	4.900%, 07/29/45	24,844
110,000	National Semiconductor Corp., 6.600%, 06/15/17	119,866

		253,328

	Software — 0.2%
	Microsoft Corp.,
30,000	2.375%, 02/12/22	29,924
143,000	2.375%, 05/01/23	139,691
18,000	3.500%, 02/12/35	16,737
19,000	4.000%, 02/12/55	17,213
	Oracle Corp.,
52,000	2.800%, 07/08/21	52,723
51,000	4.300%, 07/08/34	51,133
50,000	5.250%, 01/15/16	50,669
50,000	5.750%, 04/15/18	55,213
100,000	6.500%, 04/15/38	126,820

		540,123

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
55,000	2.150%, 02/09/22	53,627
142,000	2.400%, 05/03/23	137,624
126,000	2.850%, 05/06/21	129,223
32,000	3.200%, 05/13/25	32,197
31,000	3.450%, 02/09/45	26,244
69,000	VAR, 0.550%, 05/03/18	69,032
25,000	Dell, Inc., 7.100%, 04/15/28	24,625

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
	EMC Corp.,
40,000	1.875%, 06/01/18	40,099
50,000	3.375%, 06/01/23	49,551
	Hewlett-Packard Co.,
24,000	4.300%, 06/01/21	25,089
20,000	4.650%, 12/09/21	21,209
71,000	6.000%, 09/15/41	69,796

		678,316

	Total Information Technology	2,563,733

Materials — 0.5%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
22,000	3.375%, 03/15/25	20,828
10,000	4.125%, 03/15/35	8,830
38,000	5.250%, 01/15/45	39,249
80,000	CF Industries, Inc., 7.125%, 05/01/20	94,042
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	38,189
25,000	E.I. du Pont de Nemours & Co., 4.900%, 01/15/41	26,638
9,000	Monsanto Co., 4.700%, 07/15/64	7,745
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	24,559
71,000	4.250%, 11/15/23	71,996
8,000	4.875%, 11/15/41	7,595
36,000	5.450%, 11/15/33	37,929
22,000	5.625%, 11/15/43	23,178
10,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	10,301
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	15,832
50,000	9.000%, 05/01/21	65,498
16,000	Praxair, Inc., 2.650%, 02/05/25	15,474
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	122,356
80,000	7.750%, 10/01/96	98,567

		728,806

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
44,000	3.850%, 09/30/23	44,125
40,000	5.400%, 03/29/17	42,385
80,000	6.500%, 04/01/19	91,337
	Freeport-McMoRan, Inc.,
55,000	4.550%, 11/14/24	40,975
98,000	5.400%, 11/14/34	68,570
75,000	5.450%, 03/15/43	52,125
13,000	Nucor Corp., 4.000%, 08/01/23	13,247
12,000	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	12,469
29,000	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	28,899
	Teck Resources Ltd., (Canada),
26,000	3.750%, 02/01/23	15,860
42,000	4.750%, 01/15/22	26,985

		436,977

	Total Materials	1,165,783

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
33,000	2.450%, 06/30/20	32,491
69,000	3.000%, 06/30/22	67,317
14,000	3.400%, 05/15/25	13,363
140,000	3.875%, 08/15/21	145,400
10,000	4.300%, 12/15/42	8,594
23,000	4.500%, 05/15/35	21,041
26,000	4.750%, 05/15/46	23,824
205,000	5.350%, 09/01/40	202,505
100,000	5.500%, 02/01/18	108,354
45,000	6.300%, 01/15/38	49,512
25,776	BellSouth Telecommunications LLC, 6.300%, 12/15/15	26,007
50,000	Centel Capital Corp., 9.000%, 10/15/19	59,592
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	100,077
	GTP Acquisition Partners I LLC,
58,000	2.350%, 06/15/20 (e)	57,834
67,000	3.482%, 06/16/25 (e)	67,016
35,000	Orange S.A., (France), 2.750%, 09/14/16	35,548
	Telefonica Emisiones S.A.U., (Spain),
25,000	5.134%, 04/27/20	27,550
19,000	5.462%, 02/16/21	21,230
	Verizon Communications, Inc.,
16,000	2.625%, 02/21/20	16,048
45,000	3.000%, 11/01/21	44,876
89,000	3.500%, 11/01/24	87,506
72,000	4.400%, 11/01/34	66,993
106,000	4.500%, 09/15/20	114,828
89,000	4.522%, 09/15/48	78,212
81,000	4.672%, 03/15/55	69,749
323,000	4.862%, 08/21/46	302,881
104,000	6.400%, 09/15/33	119,142
	Verizon Pennsylvania LLC,
100,000	8.350%, 12/15/30	124,123
50,000	8.750%, 08/15/31	63,822

		2,155,435

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.1%
42,000	Crown Castle Towers LLC, 3.222%, 05/15/22 (e)	40,950
	Rogers Communications, Inc., (Canada),
80,000	4.100%, 10/01/23	82,545
50,000	6.800%, 08/15/18	56,574
25,000	8.750%, 05/01/32	34,324
	Vodafone Group plc, (United Kingdom),
50,000	1.500%, 02/19/18	49,613
50,000	1.625%, 03/20/17	50,055

		314,061

	Total Telecommunication Services	2,469,496

Utilities — 1.3%
	Electric Utilities — 1.0%
62,000	Alabama Power Co., 6.125%, 05/15/38	75,724
9,000	Arizona Public Service Co., 4.500%, 04/01/42	9,381
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	42,836
75,000	5.100%, 04/15/18	81,671
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	77,695
25,000	Duke Energy Progress LLC, 5.300%, 01/15/19	27,844
	Electricite de France S.A., (France),
40,000	2.150%, 01/22/19 (e)	40,414
75,000	6.000%, 01/22/14 (e) (†††)	79,085
30,000	Florida Power & Light Co., 5.950%, 02/01/38	38,092
25,000	Georgia Power Co., 5.950%, 02/01/39	28,729
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,744
100,000	Hydro-Quebec, (Canada), Series IO, 8.050%, 07/07/24	138,565
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	23,831
50,000	5.300%, 10/01/41	54,537
	Niagara Mohawk Power Corp.,
19,000	3.508%, 10/01/24 (e)	19,294
40,000	4.881%, 08/15/19 (e)	43,807
25,000	Northern States Power Co., 6.250%, 06/01/36	32,382
40,000	Ohio Power Co., 6.050%, 05/01/18	44,207
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	34,054
25,000	7.000%, 09/01/22	30,828
	Pacific Gas & Electric Co.,
16,000	3.500%, 06/15/25	16,207
24,000	4.500%, 12/15/41	24,411
75,000	5.625%, 11/30/17	81,197
100,000	6.050%, 03/01/34	120,746
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	98,146
35,000	Progress Energy, Inc., 4.400%, 01/15/21	37,654
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	18,847
175,000	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	227,650
	Public Service Electric & Gas Co.,
83,000	3.000%, 05/15/25	82,659
28,000	5.375%, 11/01/39	32,595
	Southern California Edison Co.,
17,643	1.845%, 02/01/22	17,595
53,000	Series C, 3.500%, 10/01/23	55,121
50,000	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	60,159
200,000	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	198,197
	Virginia Electric & Power Co.,
50,000	5.400%, 04/30/18	54,804
70,000	5.950%, 09/15/17	76,247
70,000	6.350%, 11/30/37	90,572
20,000	Xcel Energy, Inc., 6.500%, 07/01/36	24,907

		2,260,434

	Gas Utilities — 0.0% (g)
50,000	Atmos Energy Corp., 4.125%, 10/15/44	47,340
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	22,525
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	27,357

		97,222

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
15,000	2.950%, 01/15/20	15,199
78,000	4.000%, 10/01/20	81,851
29,000	5.750%, 10/01/41	29,578
37,000	PSEG Power LLC, 5.125%, 04/15/20	40,886

		167,514

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	38,193
42,000	4.400%, 06/01/43	40,870
96,000	5.875%, 03/15/41	112,118
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	45,225
30,000	DTE Energy Co., 3.300%, 06/15/22 (e)	30,698
	Sempra Energy,
47,000	3.550%, 06/15/24	47,303

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
62,000	4.050%, 12/01/23	64,647
100,000	6.500%, 06/01/16	103,511
43,000	WEC Energy Group, Inc., 3.550%, 06/15/25	43,673

		526,238

	Water Utilities — 0.0% (g)
34,000	American Water Capital Corp., 3.400%, 03/01/25	34,454

	Total Utilities	3,085,862

	Total Corporate Bonds (Cost $36,431,237)	37,457,245

Foreign Government Securities — 0.3%
7,000	Republic of Peru, (Peru), 5.625%, 11/18/50	7,192
50,000	Republic of Poland, (Poland), 4.000%, 01/22/24	52,793
200,000	Republic of Turkey, (Turkey), 5.750%, 03/22/24	207,300
	United Mexican States, (Mexico),
203,000	3.500%, 01/21/21	206,553
200,000	3.600%, 01/30/25	196,200
58,000	4.000%, 10/02/23	59,073
48,000	5.550%, 01/21/45	49,200

	Total Foreign Government Securities (Cost $761,185)	778,311

Mortgage Pass-Through Securities — 10.0%
	Federal Home Loan Mortgage Corp.,
86,521	ARM, 2.209%, 03/01/35	91,200
50,786	ARM, 2.277%, 01/01/27	53,424
90,074	ARM, 2.369%, 04/01/34	95,574
16,756	ARM, 2.392%, 04/01/30	17,609
25,636	ARM, 2.416%, 01/01/37	27,331
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
9,586	4.500%, 08/01/18	9,931
31,653	6.500%, 10/01/17—02/01/19	32,521
15,965	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 12/01/22	17,945
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
73,370	5.500%, 10/01/33	83,474
134,454	6.000%, 04/01/26—02/01/39	151,340
178,011	6.500%, 11/01/25—11/01/34	203,924
64,463	7.000%, 04/01/35	78,747
3,791	8.500%, 07/01/28	4,640
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,662,356	3.500%, 04/01/33—06/01/42	1,746,432
408,724	4.000%, 06/01/42	440,955
42,098	7.000%, 07/01/29	47,372
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
10,748	10.000%, 01/01/20—09/01/20	10,954
	Federal National Mortgage Association,
277,432	ARM, 1.894%, 01/01/35	291,395
555	ARM, 1.942%, 03/01/19	570
71,146	ARM, 2.251%, 01/01/34	75,521
7,493	ARM, 2.262%, 04/01/34	7,679
63,457	ARM, 2.310%, 10/01/34	67,333
56,345	ARM, 2.345%, 05/01/35	59,750
95,273	ARM, 2.347%, 08/01/34	100,968
37,739	ARM, 2.402%, 07/01/33	39,954
67,527	ARM, 2.455%, 04/01/33	72,267
2,136	ARM, 3.729%, 03/01/29	2,269
	Federal National Mortgage Association, 15 Year, Single Family,
24,049	3.500%, 05/01/19	25,410
68,645	4.500%, 03/01/23—05/01/23	72,647
6,246	5.000%, 06/01/18	6,490
27,521	5.500%, 04/01/22	28,907
50,433	6.000%, 03/01/18—09/01/22	53,102
19,091	6.500%, 08/01/20	20,301
	Federal National Mortgage Association, 20 Year, Single Family,
33,827	4.500%, 01/01/25	36,648
219,551	5.000%, 11/01/23	241,578
51,171	6.500%, 03/01/19—12/01/22	58,457
	Federal National Mortgage Association, 30 Year, FHA/VA,
25,781	8.500%, 10/01/26—06/01/30	27,622
45,185	9.000%, 04/01/25	51,356
	Federal National Mortgage Association, 30 Year, Single Family,
208,772	3.000%, 09/01/31	211,814
24,991	4.500%, 04/01/38—05/01/39	27,079
69,377	5.000%, 09/01/35	76,494
23,022	5.500%, 01/01/38—06/01/38	25,682
99,435	6.000%, 01/01/29—03/01/33	114,024
239,100	6.500%, 09/01/25—11/01/36	278,831
1,506	7.000%, 08/01/32	1,616
14,834	7.500%, 03/01/30	15,764
77,990	8.000%, 03/01/27—11/01/28	90,916
	Federal National Mortgage Association, Other,
1,000,000	2.010%, 06/01/20	1,017,754
286,816	2.340%, 12/01/22	290,013
1,000,000	2.400%, 12/01/22—02/01/23	1,012,288

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
500,000	2.450%, 11/01/22	507,830
500,000	2.500%, 04/01/23	505,298
1,000,000	2.520%, 05/01/23	1,016,978
1,000,000	3.020%, 07/01/23	1,041,963
500,000	3.080%, 04/01/30	506,713
1,000,000	3.100%, 09/01/25	1,024,171
1,000,000	3.120%, 11/01/26	1,025,217
1,925,000	3.290%, 08/01/26	2,000,464
1,000,000	3.340%, 02/01/27	1,044,723
893,221	3.500%, 05/01/43	935,891
690,321	3.690%, 10/01/29	740,590
300,000	3.765%, 12/01/25	325,750
2,000,000	3.980%, 08/01/25	2,215,984
1,226,705	4.000%, 07/01/42	1,323,055
460,863	4.130%, 07/01/20	503,938
127,003	5.500%, 09/01/33—04/01/38	140,962
285,050	5.895%, 10/01/17	308,943
57,503	6.000%, 09/01/28	65,137
176,885	6.500%, 10/01/35	206,555
	Government National Mortgage Association II, 30 Year, Single Family,
2,449	7.500%, 12/20/26	2,975
47,666	8.000%, 11/20/26—01/20/27	56,341
2,180	8.500%, 05/20/25	2,505
	Government National Mortgage Association II, Other,
309,344	VAR, 2.125%, 07/20/34—09/20/34	320,904
24	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	24
	Government National Mortgage Association, 30 Year, Single Family,
107,459	6.000%, 05/15/37—10/15/38	120,916
64,292	6.500%, 03/15/28—12/15/38	73,719
22,340	7.000%, 12/15/25—06/15/33	26,332
14,526	7.500%, 05/15/23—09/15/28	15,849
10,154	8.000%, 09/15/22—10/15/27	11,437
2,974	9.000%, 11/15/24	3,370
68,566	9.500%, 10/15/24	75,597

	Total Mortgage Pass-Through Securities (Cost $23,131,193)	23,766,003

Municipal Bonds — 0.2% (t)
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	149,954

	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	36,646
130,000	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	154,396

		191,042

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 (††)	94,672

	Total Municipal Bonds (Cost $416,174)	435,668

U.S. Government Agency Securities — 12.4%
125,000	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16	131,088
	Federal National Mortgage Association,
30,000	0.875%, 05/21/18	29,982
3,000,000	12.125%, 10/09/19 (n)	2,785,890
	Federal National Mortgage Association STRIPS,
6,000,000	12.534%, 09/23/20 (n)	5,495,058
630,000	12.912%, 03/23/28 (n)	422,921
	Financing Corp.,
100,000	5.769%, 09/26/19 (n)	93,961
8,000,000	10.766%, 12/06/18 (n)	7,658,336
2,000,000	13.565%, 11/02/18 (n)	1,917,996
4,100,000	Residual Funding Corp. STRIPS, 10.954%, 07/15/20 (n)	3,771,988
2,000,000	Resolution Funding Corp. STRIPS, 14.872%, 01/15/20 (n)	1,871,116
	Tennessee Valley Authority,
161,000	4.250%, 09/15/65	161,801
33,000	4.625%, 09/15/60	36,179
100,000	5.250%, 09/15/39	124,065
5,000,000	Tennessee Valley Authority STRIPS, 10.741%, 07/15/16 (n)	4,975,185

	Total U.S. Government Agency Securities (Cost $25,150,320)	29,475,566

U.S. Treasury Obligations — 30.0%
	U.S. Treasury Bonds,
2,565,000	4.375%, 02/15/38	3,298,431
150,000	4.500%, 02/15/36	196,683
175,000	4.500%, 05/15/38	228,981
815,000	5.000%, 05/15/37	1,142,740
50,000	5.250%, 02/15/29	67,124
300,000	5.375%, 02/15/31	416,352
200,000	6.125%, 11/15/27	283,818
50,000	6.250%, 05/15/30	74,288
10,000	6.375%, 08/15/27	14,407
338,000	8.000%, 11/15/21	463,804

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Coupon STRIPS,
1,000,000	1.546%, 11/15/19 (n)	947,733
310,000	1.729%, 02/15/20 (n)	292,188
1,790,000	1.861%, 05/15/21 (n)	1,629,763
1,800,000	1.978%, 08/15/21 (n)	1,626,640
1,660,000	2.022%, 08/15/23 (n)	1,416,689
12,173,000	2.031%, 05/15/20 (n)	11,376,180
730,000	2.130%, 05/15/19 (n)	699,593
500,000	2.237%, 11/15/23 (n)	423,667
710,000	2.314%, 02/15/21 (n)	650,841
2,650,000	2.360%, 05/15/23 (n)	2,282,103
760,000	2.429%, 05/15/22 (n)	672,570
3,540,000	2.490%, 08/15/16 (n)	3,529,203
970,000	2.492%, 02/15/22 (n)	866,531
150,000	2.511%, 02/15/18 (n)	147,120
500,000	2.532%, 11/15/22 (n)	437,643
200,000	2.630%, 05/15/25 (n)	161,369
140,000	2.634%, 05/15/28 (n)	102,492
2,690,000	2.678%, 02/15/23 (n)	2,334,829
300,000	2.737%, 08/15/32 (n)	190,081
27,000	2.763%, 02/15/28 (n)	19,935
200,000	2.769%, 08/15/22 (n)	176,178
350,000	2.776%, 08/15/20 (n)	325,949
110,000	2.900%, 11/15/24 (n)	90,215
65,000	2.933%, 02/15/35 (n)	37,824
250,000	2.934%, 08/15/27 (n)	187,761
615,000	2.953%, 11/15/21 (n)	553,143
585,000	2.958%, 11/15/31 (n)	380,304
50,000	2.974%, 11/15/34 (n)	29,350
23,000	3.107%, 08/15/26 (n)	17,843
2,250,000	3.135%, 05/15/32 (n)	1,437,516
250,000	3.157%, 05/15/35 (n)	144,200
400,000	3.177%, 08/15/19 (n)	381,384
250,000	3.197%, 11/15/26 (n)	192,284
825,000	3.282%, 02/15/17 (n)	819,136
50,000	3.285%, 02/15/25 (n)	40,673
350,000	3.306%, 02/15/32 (n)	225,435
400,000	3.314%, 02/15/33 (n)	249,288
700,000	3.317%, 02/15/27 (n)	534,446
1,175,000	3.385%, 05/15/33 (n)	725,802
200,000	3.411%, 11/15/29 (n)	139,098
275,000	3.413%, 05/15/31 (n)	181,809
300,000	3.451%, 08/15/30 (n)	203,374
300,000	3.459%, 11/15/30 (n)	201,657
710,000	3.484%, 11/15/27 (n)	528,959
300,000	3.484%, 08/15/29 (n)	210,381
3,625,000	3.560%, 08/15/17 (n)	3,580,688
658,000	3.576%, 02/15/29 (n)	469,788
400,000	3.652%, 08/15/31 (n)	262,231
800,000	3.661%, 11/15/32 (n)	502,744
550,000	3.755%, 02/15/31 (n)	366,895
200,000	3.838%, 05/15/34 (n)	119,384
300,000	4.053%, 05/15/30 (n)	205,328
775,000	4.135%, 11/15/33 (n)	470,537
100,000	4.324%, 05/15/26 (n)	78,179
975,000	4.518%, 02/15/30 (n)	672,754
325,000	4.895%, 02/15/34 (n)	195,737
100,000	5.283%, 08/15/33 (n)	61,236
100,000	5.849%, 11/15/28 (n)	71,955
125,000	5.888%, 05/15/27 (n)	94,655
50,000	6.021%, 08/15/28 (n)	36,296
1,915,000	6.788%, 11/15/15 (n)	1,914,851
2,900,000	7.189%, 11/15/17 (n)	2,854,502
2,800,000	7.546%, 02/15/16 (n)	2,799,104
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	133,349
300,000	3.625%, 04/15/28	586,631
170,000	U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	195,639
	U.S. Treasury Notes,
545,000	0.875%, 10/15/17	547,257
150,000	1.250%, 10/31/18	151,281
125,000	1.250%, 11/30/18	126,003
400,000	1.375%, 12/31/18	404,521
400,000	1.500%, 08/31/18	406,781
2,900,000	1.750%, 05/15/23	2,875,304
100,000	2.000%, 10/31/21	102,075
200,000	2.125%, 08/31/20	206,964
1,200,000	2.125%, 08/15/21	1,235,156
300,000	2.125%, 12/31/21	308,070
400,000	2.250%, 07/31/18	415,240
200,000	2.375%, 08/15/24	205,990
200,000	2.625%, 11/15/20	211,490
200,000	2.750%, 02/15/19	211,156
1,742,000	3.125%, 05/15/19	1,865,664
600,000	3.125%, 05/15/21	650,609
200,000	3.250%, 12/31/16	206,901
300,000	3.500%, 02/15/18	319,199
450,000	3.500%, 05/15/20	493,318
650,000	3.625%, 02/15/21	721,187

	Total U.S. Treasury Obligations (Cost $68,251,839)	71,344,456

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.5%
	Investment Company — 4.5%
10,615,525	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $10,615,525)	10,615,525

	Total Investments — 99.7% (Cost $224,542,809)	237,038,679
	Other Assets in Excess of Liabilities — 0.3%	705,444

	NET ASSETS — 100.0%	$237,744,123

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2015.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(†)	—	Security matures in 2115.
(††)	—	Security matures in 2111.
(†††)	—	Security matures in 2114.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,614,839
Aggregate gross unrealized depreciation	(1,118,969)

Net unrealized appreciation/depreciation	$12,495,870

Federal income tax cost of investments	$224,542,809

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Portfolio at September 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$9,603,485	$4,432,592	$14,036,077
Collateralized Mortgage Obligations
Agency CMO	—	33,207,415	—	33,207,415
Non-Agency CMO	—	10,289,554	1,512,158	11,801,712

Total Collateralized Mortgage Obligations	—	43,496,969	1,512,158	45,009,127

Commercial Mortgage-Backed Securities	—	4,067,411	53,290	4,120,701
Corporate Bonds
Consumer Discretionary	—	2,875,984	—	2,875,984
Consumer Staples	—	1,454,768	—	1,454,768
Energy	—	4,177,291	—	4,177,291
Financials	—	15,890,103	107,625	15,997,728
Health Care	—	1,412,609	—	1,412,609
Industrials	—	2,253,991	—	2,253,991
Information Technology	—	2,563,733	—	2,563,733
Materials	—	1,165,783	—	1,165,783
Telecommunication Services	—	2,402,480	67,016	2,469,496
Utilities	—	3,085,862	—	3,085,862

Total Corporate Bonds	—	37,282,604	174,641	37,457,245

Foreign Government Securities	—	778,311	—	778,311
Mortgage Pass-Through Securities	—	23,766,003	—	23,766,003
Municipal Bonds	—	435,668	—	435,668
U.S. Government Agency Securities	—	29,475,566	—	29,475,566
U.S. Treasury Obligations	—	71,344,456	—	71,344,456
Short-Term Investment
Investment Company	10,615,525	—	—	10,615,525

Total Investments in Securities	$10,615,525	$220,250,473	$6,172,681	$237,038,679

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were in used in determining fair value:

	Balance as of December 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Investments in Securities
Asset-Backed Securities	$2,726,882	$2	$6,175	$209	$3,797,701	$(1,237,794)	$—	$(860,583)	$4,432,592
Collateralized Mortgage Obligations	1,872,949	—	(28,220)	(45,062)	39,758	(253,456)	—	(73,811)	1,512,158
Commercial Mortgage-Backed Securities	94,580	—	1,506	(42,796)	—	—	—	—	53,290
Corporate Bonds—Financials	103,250	—	4,375	—	—	—	—	—	107,625
Corporate Bonds—Industrials	91,372	—	—	—	—	—	—	(91,372)	—
Corporate Bonds—Telecommunication Services	127,314	—	(2,298)	—	67,000	(125,000)	—	—	67,016

Total	$5,016,347	$2	$(18,462)	$(87,649)	$3,904,459	$(1,616,250)	$—	$(1,025,766)	$6,172,681

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $(17,810).

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,647,395	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (3.57%)
			Constant Default Rate	0.00% - 50.00% (20.27%)
			Yield (Discount Rate of Cash Flows)	1.88% - 5.06% (3.67%)

Asset-Backed Securities	3,647,395

	1,428,241	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 30.00% (12.89%)
			Constant Default Rate	0.00% - 9.29% (3.83%)
			Yield (Discount Rate of Cash Flows)	0.36% - 29.68% (5.15%)

Collateralized Mortgage Obligations	1,428,241

	53,290	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Constant Default Rate	0.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	0.93% - 1.03% (1.01%)

Commercial Mortgage-Backed Securities	53,290

Total	$5,128,926

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At September 30, 2015, the value of these investments was $1,043,755. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.0%
	United States — 5.0%
71,625	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	72,018
90,692	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, VAR, 0.944%, 05/25/34	86,107
51,539	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 0.594%, 02/25/33	48,045
	Morgan Stanley ABS Capital I, Inc. Trust,
88,936	Series 2003-NC10, Class M1, VAR, 1.214%, 10/25/33	83,856
500,505	Series 2003-SD1, Class M1, VAR, 2.444%, 03/25/33	466,840
67,213	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, VAR, 1.254%, 12/25/33	63,030
249,816	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.074%, 08/25/33	234,481
87,577	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, VAR, 1.169%, 10/25/33	84,567
96,284	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF2, Class A1, VAR, 1.194%, 08/25/37	91,514

	Total Asset-Backed Securities (Cost $1,228,529)	1,230,458

Collateralized Mortgage Obligations — 6.4%
	Non-Agency CMO — 6.4%
	United States — 6.4%
47,679	Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5, 5.500%, 11/25/33	50,345
56,654	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 2.646%, 02/25/35	55,930
93,401	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 2.468%, 02/25/35	92,897
120,894	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 0.634%, 05/25/35	110,712
	Impac CMB Trust
211,035	Series 2004-6, Class 1A2, VAR, 0.974%, 10/25/34	197,725
178,613	Series 2004-7, Class 1A2, VAR, 1.114%, 11/25/34	166,457
67,773	JP Morgan Mortgage Trust, Series 2005-A3, Class 4A1, VAR, 2.719%, 06/25/35	68,434
18,777	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	16,985
65,921	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.584%, 01/25/37	65,326
58,430	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 2.648%, 07/25/34	56,042
78,095	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	79,894
95,719	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	96,862
	Wells Fargo Mortgage-Backed Securities Trust
200,086	Series 2004-W, Class A1, VAR, 2.641%, 11/25/34	200,329
56,599	Series 2005-16, Class A8, 5.750%, 01/25/36	58,729
35,695	Series 2005-AR2, Class 2A1, VAR, 2.619%, 03/25/35	35,670
64,999	Series 2005-AR4, Class 2A2, VAR, 2.639%, 04/25/35	65,200
116,613	Series 2006-AR3, Class A3, VAR, 2.661%, 03/25/36	111,533
51,206	Series 2006-AR8, Class 3A1, VAR, 2.599%, 04/25/36	49,585

	Total Collateralized Mortgage Obligations (Cost $1,550,446)	1,578,655

SHARES
Common Stocks — 41.9%
	Australia — 1.2%
4,419	AMP Ltd.	17,356
2,478	Australia & New Zealand Banking Group Ltd.	47,345
2,794	BHP Billiton Ltd.	44,129
543	Commonwealth Bank of Australia	27,872
2,635	Dexus Property Group	13,288
7,400	Goodman Group	30,588
594	Macquarie Group Ltd.	32,192
524	National Australia Bank Ltd.	11,089
1,911	Wesfarmers Ltd.	52,826
846	Westpac Banking Corp.	17,772

		294,457

	Bermuda — 0.1%
541	Lazard Ltd., Class A	23,425

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Canada — 0.1%
488	Brookfield Asset Management, Inc., Class A	15,343
700	Novadaq Technologies, Inc. (a)	7,301

		22,644

	Denmark — 0.4%
19	AP Moeller - Maersk A/S, Class B	29,288
666	Danske Bank A/S	20,127
715	Novo Nordisk A/S, Class B	38,584

		87,999

	Finland — 0.3%
4,981	Nokia OYJ	34,059
3,009	Outokumpu OYJ (a)	6,948
1,771	UPM-Kymmene OYJ	26,584
504	Wartsila OYJ Abp	20,000

		87,591

	France — 2.3%
432	Air Liquide S.A.	51,215
865	Airbus Group SE	51,225
4,216	Alcatel-Lucent (a)	15,556
324	Arkema S.A.	21,001
2,382	AXA S.A.	57,833
1,009	BNP Paribas S.A.	59,404
1,376	Engie	22,264
526	Renault S.A.	37,952
869	Sanofi	82,729
385	Schneider Electric SE	21,560
836	Societe Generale S.A.	37,362
450	Thales S.A.	31,376
1,061	TOTAL S.A.	47,727
1,523	Vivendi S.A.	36,082

		573,286

	Germany — 1.7%
69	Allianz SE	10,839
228	BASF SE	17,438
532	Bayer AG	68,255
973	Brenntag AG	52,497
713	Daimler AG	51,909
3,005	Deutsche Telekom AG	53,494
1,442	E.ON SE	12,374
544	HeidelbergCement AG	37,358
2,000	Infineon Technologies AG	22,471
936	SAP SE	60,637
340	Siemens AG	30,375

		417,647

	Hong Kong — 0.8%
2,800	AIA Group Ltd.	14,562
4,552	Cheung Kong Property Holdings Ltd.	33,349
3,552	CK Hutchison Holdings Ltd.	46,203
800	Hang Seng Bank Ltd.	14,431
5,500	Power Assets Holdings Ltd.	52,046
8,400	Sands China Ltd.	25,515

		186,106

	Ireland — 0.4%
174	DCC plc	13,149
621	Ryanair Holdings plc, ADR	48,624
559	Shire plc	38,214

		99,987

	Israel — 0.1%
435	Mobileye N.V. (a)	19,784
317	Teva Pharmaceutical Industries Ltd., ADR	17,898

		37,682

	Italy — 0.4%
1,603	Assicurazioni Generali S.p.A.	29,329
21,627	Enel Green Power S.p.A.	40,893
4,923	UniCredit S.p.A.	30,691

		100,913

	Japan — 5.0%
1,000	Bridgestone Corp.	34,606
300	Central Japan Railway Co.	48,368
500	Daikin Industries Ltd.	28,043
900	Dentsu, Inc.	46,188
1,300	DMG Mori Co., Ltd.	16,548
300	East Japan Railway Co.	25,280
1,100	Fuji Heavy Industries Ltd.	39,583
5,000	Fujitsu Ltd.	21,749
9,000	Hitachi Ltd.	45,414
8,000	JX Holdings, Inc.	28,887
7,000	Kajima Corp.	37,148
1,800	KDDI Corp.	40,290
1,500	Kyushu Electric Power Co., Inc. (a)	16,366
800	LIXIL Group Corp.	16,282
1,500	Mazda Motor Corp.	23,702
10,700	Mitsubishi UFJ Financial Group, Inc.	64,652
1,700	Mitsui & Co., Ltd.	19,107
1,000	Mitsui Fudosan Co., Ltd.	27,411
1,500	MS&AD Insurance Group Holdings, Inc.	40,245
1,700	Nippon Steel & Sumitomo Metal Corp.	30,979
1,300	Nippon Telegraph & Telephone Corp.	45,791
2,100	ORIX Corp.	27,089

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Japan — continued
1,300	Otsuka Holdings Co., Ltd.	41,511
3,000	Ricoh Co., Ltd.	30,279
2,000	Seiko Epson Corp.	28,292
1,500	Seven & i Holdings Co., Ltd.	68,450
1,900	Sony Corp.	46,573
1,500	Sumitomo Mitsui Financial Group, Inc.	56,880
500	Suntory Beverage & Food Ltd.	19,209
500	Sysmex Corp.	26,406
8,000	Tokyo Gas Co., Ltd.	38,698
1,800	Toyota Motor Corp.	105,386
1,700	Yamato Holdings Co., Ltd.	32,548
1,000	Yamazaki Baking Co., Ltd.	15,409

		1,233,369

	Luxembourg — 0.1%
3,226	ArcelorMittal	16,730

	Netherlands — 1.2%
3,643	Aegon N.V.	20,890
148	ASML Holding N.V.	13,010
434	Heineken N.V.	35,140
3,951	ING Groep N.V., CVA	55,848
6,681	Koninklijke KPN N.V.	25,057
552	NN Group N.V.	15,846
520	NXP Semiconductors N.V. (a)	45,276
2,185	Royal Dutch Shell plc, Class A	51,581
968	Royal Dutch Shell plc, Class B	22,889

		285,537

	New Zealand — 0.1%
11,739	Spark New Zealand Ltd.	22,433

	Norway — 0.1%
1,664	DNB ASA	21,656

	Portugal — 0.1%
4,084	EDP - Energias de Portugal S.A.	14,962
1,889	Galp Energia SGPS S.A.	18,640

		33,602

	Singapore — 0.2%
284	Avago Technologies Ltd.	35,503
1,000	DBS Group Holdings Ltd.	11,414

		46,917

	Spain — 0.5%
4,279	Banco Santander S.A.	22,753
16,693	Bankia S.A.	21,665
3,195	Distribuidora Internacional de Alimentacion S.A. (a)	19,341
1,369	Repsol S.A.	15,967
3,788	Telefonica S.A.	45,956

		125,682

	Sweden — 0.6%
2,047	Assa Abloy AB, Class B	36,714
754	Electrolux AB, Series B	21,306
900	Hennes & Mauritz AB, Class B	32,883
2,084	Nordea Bank AB	23,250
3,283	Sandvik AB	27,966

		142,119

	Switzerland — 2.6%
174	Actelion Ltd. (a)	22,115
326	Allied World Assurance Co. Holdings AG	12,443
469	Cie Financiere Richemont S.A.	36,493
666	Credit Suisse Group AG (a)	16,009
303	LafargeHolcim Ltd. (a)	15,784
1,996	Nestle S.A.	150,111
1,034	Novartis AG	95,037
465	Roche Holding AG	123,444
119	Syngenta AG	38,129
3,704	UBS Group AG	68,480
637	Wolseley plc	37,261
119	Zurich Insurance Group AG (a)	29,215

		644,521

	United Kingdom — 4.5%
4,838	3i Group plc	34,175
487	Associated British Foods plc	24,647
1,216	AstraZeneca plc	77,117
6,449	Aviva plc	44,108
17,143	Barclays plc	63,443
4,384	Barratt Developments plc	42,823
3,029	BG Group plc	43,696
8,326	BP plc	42,241
1,490	British American Tobacco plc	82,212
519	Burberry Group plc	10,758
3,783	Dixons Carphone plc	24,313
1,195	GlaxoSmithKline plc	22,937
7,930	HSBC Holdings plc	59,766
5,567	ITV plc	20,745
49,840	Lloyds Banking Group plc	56,741
2,427	Prudential plc	51,201
755	Reckitt Benckiser Group plc	68,468
503	Rio Tinto Ltd.	17,305
529	Rio Tinto plc	17,750

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United Kingdom — continued
1,150	SABMiller plc	65,122
2,147	SSE plc	48,593
759	Standard Chartered plc	7,366
7,956	Taylor Wimpey plc	23,572
1,552	UBM plc	11,427
1,611	Unilever N.V., CVA	64,577
22,893	Vodafone Group plc	72,206

		1,097,309

	United States — 19.1%
404	Acadia Healthcare Co., Inc. (a)	26,773
279	Acuity Brands, Inc.	48,987
351	Adobe Systems, Inc. (a)	28,859
301	Advanced Drainage Systems, Inc.	8,708
407	Aetna, Inc.	44,530
154	Affiliated Managers Group, Inc. (a)	26,332
246	Air Products & Chemicals, Inc.	31,385
21	Alleghany Corp. (a)	9,830
138	Amazon.com, Inc. (a)	70,641
449	American Electric Power Co., Inc.	25,530
872	American Homes 4 Rent, Class A	14,022
722	American International Group, Inc.	41,024
400	American Residential Properties, Inc.	6,908
100	Ameriprise Financial, Inc.	10,913
452	Amphenol Corp., Class A	23,034
176	AmTrust Financial Services, Inc.	11,084
156	Analog Devices, Inc.	8,800
798	Apple, Inc.	88,019
402	Arista Networks, Inc. (a)	24,598
486	Arrow Electronics, Inc. (a)	26,866
26	AutoZone, Inc. (a)	18,820
366	Ball Corp.	22,765
3,092	Bank of America Corp.	48,173
430	Bed Bath & Beyond, Inc. (a)	24,519
845	Best Buy Co., Inc.	31,366
850	Brixmor Property Group, Inc.	19,958
675	Capital One Financial Corp.	48,951
637	Carlisle Cos., Inc.	55,661
1,254	CBRE Group, Inc., Class A (a)	40,128
272	CBS Corp. (Non-Voting), Class B	10,853
401	Celgene Corp. (a)	43,376
959	Charles Schwab Corp. (The)	27,389
99	Charter Communications, Inc., Class A (a)	17,409
169	Chubb Corp. (The)	20,728
1,011	Cisco Systems, Inc.	26,539
332	CIT Group, Inc.	13,290
578	Citigroup, Inc.	28,675
866	Citizens Financial Group, Inc.	20,663
969	Clear Channel Outdoor Holdings, Inc., Class A (a)	6,909
406	ClubCorp Holdings, Inc.	8,713
745	CNO Financial Group, Inc.	14,013
290	Concho Resources, Inc. (a)	28,507
791	CONSOL Energy, Inc.	7,752
116	CoStar Group, Inc. (a)	20,075
220	CVS Health Corp.	21,226
1,394	Delta Air Lines, Inc.	62,549
336	Devon Energy Corp.	12,462
445	DISH Network Corp., Class A (a)	25,961
505	Dollar General Corp.	36,582
440	Dover Corp.	25,159
252	Dr. Pepper Snapple Group, Inc.	19,921
86	Dril-Quip, Inc. (a)	5,007
351	Duke Energy Corp.	25,251
272	Eagle Materials, Inc.	18,610
409	East West Bancorp, Inc.	15,714
207	EastGroup Properties, Inc.	11,215
402	Edison International	25,354
373	Electronic Arts, Inc. (a)	25,271
226	Energizer Holdings, Inc.	8,748
485	Entercom Communications Corp., Class A (a)	4,928
527	Envision Healthcare Holdings, Inc. (a)	19,388
88	Equifax, Inc.	8,552
414	Eversource Energy	20,957
240	Expedia, Inc.	28,243
736	Exxon Mobil Corp.	54,722
1,151	Facebook, Inc., Class A (a)	103,475
292	Fluidigm Corp. (a)	2,368
415	Fortune Brands Home & Security, Inc.	19,700
563	GameStop Corp., Class A	23,201
609	Gap, Inc. (The)	17,356
248	Gartner, Inc. (a)	20,815
349	Genuine Parts Co.	28,929
615	Gilead Sciences, Inc.	60,387
176	Google, Inc., Class C (a)	107,082
432	Guidewire Software, Inc. (a)	22,715
558	Hanesbrands, Inc.	16,148
432	Harris Corp.	31,601

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
676	Hartford Financial Services Group, Inc. (The)	30,947
239	HCA Holdings, Inc. (a)	18,489
315	HCP, Inc.	11,734
788	HD Supply Holdings, Inc. (a)	22,553
546	Hewlett-Packard Co.	13,983
1,420	Hilton Worldwide Holdings, Inc.	32,575
433	HollyFrontier Corp.	21,148
601	Home Depot, Inc. (The)	69,409
211	Honeywell International, Inc.	19,980
662	Hudson City Bancorp, Inc.	6,733
99	Humana, Inc.	17,721
262	Illinois Tool Works, Inc.	21,565
193	Illumina, Inc. (a)	33,933
446	Johnson & Johnson	41,634
712	KapStone Paper & Packaging Corp.	11,755
608	Kimco Realty Corp.	14,853
702	Kinder Morgan, Inc.	19,431
116	Kirby Corp. (a)	7,186
197	Kite Pharma, Inc. (a)	10,969
703	Kohl’s Corp.	32,556
509	Kroger Co. (The)	18,360
682	La Quinta Holdings, Inc. (a)	10,762
191	Lam Research Corp.	12,478
390	Legg Mason, Inc.	16,228
243	Lennox International, Inc.	27,539
1,273	Loews Corp.	46,006
293	Marathon Petroleum Corp.	13,575
243	Marsh & McLennan Cos., Inc.	12,689
159	Martin Marietta Materials, Inc.	24,160
585	MasterCard, Inc., Class A	52,720
377	McGraw Hill Financial, Inc.	32,610
155	McKesson Corp.	28,680
800	Media General, Inc. (a)	11,192
702	Merck & Co., Inc.	34,672
1,141	Microsoft Corp.	50,501
261	Mohawk Industries, Inc. (a)	47,447
173	Monster Beverage Corp. (a)	23,379
451	Mosaic Co. (The)	14,031
300	National Bank Holdings Corp., Class A	6,159
126	National HealthCare Corp.	7,672
326	Netflix, Inc. (a)	33,663
246	NextEra Energy, Inc.	23,997
477	Nimble Storage, Inc. (a)	11,505
199	Northern Trust Corp.	13,564
221	Old Dominion Freight Line, Inc. (a)	13,481
355	Old Republic International Corp.	5,552
144	Omnicom Group, Inc.	9,490
442	Outfront Media, Inc.	9,194
110	Palo Alto Networks, Inc. (a)	18,920
826	PayPal Holdings, Inc. (a)	25,639
541	PBF Energy, Inc., Class A	15,272
1,717	Pfizer, Inc.	53,931
334	Phillips 66	25,665
379	PNC Financial Services Group, Inc. (The)	33,807
301	Post Holdings, Inc. (a)	17,789
282	PPG Industries, Inc.	24,729
32	Priceline Group, Inc. (The) (a)	39,579
398	Procter & Gamble Co. (The)	28,632
324	Prudential Financial, Inc.	24,692
402	QUALCOMM, Inc.	21,599
460	Range Resources Corp.	14,775
728	Rayonier, Inc.	16,067
101	Regeneron Pharmaceuticals, Inc. (a)	46,979
240	Sempra Energy	23,213
275	ServiceNow, Inc. (a)	19,099
119	Sherwin-Williams Co. (The)	26,511
205	Signature Bank (a)	28,200
233	SolarCity Corp. (a)	9,951
1,008	Southwestern Energy Co. (a)	12,792
770	Sprouts Farmers Market, Inc. (a)	16,247
621	Starbucks Corp.	35,298
210	Stericycle, Inc. (a)	29,255
580	SunTrust Banks, Inc.	22,179
328	T. Rowe Price Group, Inc.	22,796
319	TEGNA, Inc.	7,142
110	Tesla Motors, Inc. (a)	27,324
630	Texas Instruments, Inc.	31,198
216	Tiffany & Co.	16,680
183	Time Warner, Inc.	12,581
577	Time, Inc.	10,992
467	T-Mobile US, Inc. (a)	18,591
272	Travelers Cos., Inc. (The)	27,072
210	TreeHouse Foods, Inc. (a)	16,336
713	U.S. Bancorp	29,240
219	Ulta Salon Cosmetics & Fragrance, Inc. (a)	35,774
312	United Technologies Corp.	27,765
789	UnitedHealth Group, Inc.	91,532
629	Unum Group	20,178

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — continued
		United States — continued
	305	Valeant Pharmaceuticals International, Inc. (a)	54,406
	626	Veeva Systems, Inc., Class A (a)	14,655
	819	VeriFone Systems, Inc. (a)	22,711
	698	Verizon Communications, Inc.	30,370
	229	Vertex Pharmaceuticals, Inc. (a)	23,848
	714	Visa, Inc., Class A	49,737
	125	Vulcan Materials Co.	11,150
	108	W.R. Berkley Corp.	5,872
	125	W.W. Grainger, Inc.	26,876
	257	Waste Connections, Inc.	12,485
	176	Watsco, Inc.	20,852
	467	Wayfair, Inc., Class A (a)	16,373
	1,837	Wells Fargo & Co.	94,330
	416	WestRock Co.	21,399
	648	Weyerhaeuser Co.	17,716
	573	Wolverine World Wide, Inc.	12,400
	227	Workday, Inc., Class A (a)	15,631
	753	Xcel Energy, Inc.	26,664

			4,685,628

		Total Common Stocks (Cost $10,949,890)	10,287,240

PRINCIPAL AMOUNT
	Foreign Government Securities — 11.2%
		France — 2.6%
EUR	534,000	France Government Bond OAT, 1.750%, 11/25/24	646,227

		Germany — 1.6%
EUR	339,000	Bundesrepublik Deutschland, 0.500%, 02/15/25	377,742

		Italy — 4.4%
		Italy Buoni Poliennali Del Tesoro,
EUR	454,000	3.500%, 11/01/17	542,303
EUR	63,000	4.750%, 09/01/44 (e)	97,716
EUR	298,000	5.500%, 11/01/22	425,622

			1,065,641

		Spain — 0.7%
EUR	138,000	Kingdom of Spain, 4.000%, 04/30/20 (e)	176,090

		United Kingdom — 1.9%
		United Kingdom Gilt,
GBP	105,500	2.000%, 01/22/16	160,331
GBP	103,000	4.000%, 09/07/16	160,877
GBP	99,800	8.000%, 12/07/15	153,011

			474,219

		Total Foreign Government Securities (Cost $2,750,952)	2,739,919

SHARES
	Investment Companies — 23.9% (b)
	93,459	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,763,566
	577,559	JPMorgan High Yield Fund, Class R6 Shares	4,094,895
		Total Investment Companies (Cost $6,489,111)	5,858,461

NUMBER OF CONTRACTS
	Options Purchased — 0.5%
		Call Options Purchased: — 0.5%
EUR	40	Euro Stoxx 50 Index, Expiring 12/18/2015 @ 3250.00 EUR, European Style	35,086
	3	S&P 500 Index, Expiring 12/19/15 @ 1,900.00 USD, European Style	23,400
	16	S&P 500 Index, Expiring 12/19/2015 @ 1,950.00 USD, European, Style	75,520

		Total Options Purchased (Cost $211,281)	134,006

SHARES
	Preferred Stocks — 0.2%
		Germany — 0.2%
	381	Henkel AG & Co. KGaA	39,241
	126	Volkswagen AG	13,841
		Total Preferred Stocks (Cost $71,102)	53,082

PRINCIPAL AMOUNT
	U.S. Treasury Obligations — 4.0%
	75,000	U.S. Treasury Bond, 4.500%, 02/15/36	98,342
		U.S. Treasury Notes,
	615,000	0.375%, 01/31/16 (k)	615,577
	250,000	2.125%, 06/30/22	256,510

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued
	Total U.S. Treasury Obligations (Cost $970,075)	970,429

SHARES
Short-Term Investment — 8.4%
	Investment Company — 8.4%
2,063,078	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $2,063,078)	2,063,078

	Total Investments — 101.5% (Cost $26,284,464)	24,915,328
	Liabilities in Excess of Other Assets — (1.5)%	(361,271)

	NET ASSETS — 100.0%	$24,554,057

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, September 30, 2015

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	23.5%
Foreign Government Securities	10.4
Short-Term Investments	8.3
Non-Agency CMO	6.3
Asset-Backed Securities	4.9
Banks	4.3
U.S. Treasury Obligations	3.5
Pharmaceuticals	3.2
Insurance	2.5
Oil, Gas & Consumable Fuels	2.0
Capital Markets	1.8
Automobiles	1.2
Specialty Retail	1.2
Electric Utilities	1.1
Diversified Telecommunication Services	1.0
Health Care Providers & Services	1.0
Software	1.0
Others (each less than 1.0%)	22.8

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
11	TOPIX Index	12/10/15	JPY	$1,294,252	$(40,383)
13	10 Year Australian Government Bond	12/15/15	AUD	1,180,852	11,226
2	E-mini Russell 2000	12/18/15	USD	219,180	(11,624)
13	E-mini S&P 500	12/18/15	USD	1,240,655	(26,956)
2	10 Year U.S. Treasury Note	12/21/15	USD	257,469	74
2	U.S. Long Bond	12/21/15	USD	314,687	2,183
	Short Futures Outstanding
(8)	10 Year Canadian Government Bond	12/18/15	CAD	(849,996)	12,534
(14)	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	(483,544)	16,301
(11)	FTSE 100 Index	12/18/15	GBP	(1,001,493)	11,724
(43)	Mini MSCI Emerging Markets Index	12/18/15	USD	(1,700,865)	27,073

					$2,152

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
16,363	AUD	BNP Paribas	12/17/15	$11,846	$11,437	$(409)
31,202	CHF	Royal Bank of Canada	12/17/15	31,992	32,108	116
44,913	EUR	Citibank, N.A.	12/17/15	50,221	50,254	33
24,949	EUR	Deutsche Bank AG	12/17/15	27,905	27,916	11
6,068,213	JPY	Citibank, N.A.	12/17/15	50,531	50,654	123
				$172,495	$172,369	$(126)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
239,151	AUD	BNP Paribas	12/17/15	$165,892	$167,165	$(1,273)
26,482	AUD	Royal Bank of Canada	12/17/15	18,508	18,510	(2)
14,891	CAD	HSBC Bank, N.A.	12/17/15	11,160	11,155	5
294,528	CHF	Goldman Sachs International	12/17/15	302,914	303,080	(166)
211,062	DKK	Goldman Sachs International	12/17/15	31,770	31,670	100
71,833	EUR	BNP Paribas	12/17/15	80,504	80,374	130
19,194	EUR	Deutsche Bank AG	12/17/15	21,608	21,476	132
3,057,401	EUR	Merill Lynch International	12/17/15	3,431,883	3,420,956	10,927
517,436	GBP	BNP Paribas	12/17/15	790,297	782,511	7,786
800,009	HKD	HSBC Bank, N.A.	12/17/15	103,228	103,222	6
7,931,567	JPY	Deutsche Bank AG	12/17/15	65,648	66,208	(560)
68,109,162	JPY	Goldman Sachs International	12/17/15	568,508	568,535	(27)
90,545	NOK	Deutsche Bank AG	12/17/15	10,706	10,623	83
20,527	NZD	BNP Paribas	12/17/15	12,831	13,050	(219)
612,642	SEK	HSBC Bank, N.A.	12/17/15	73,087	73,333	(246)
9,007	SGD	Goldman Sachs International	12/17/15	6,312	6,313	(1)
				$5,694,856	$5,678,181	$16,675

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(k)	—	All or a portion of this security is deposited with the brokers as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements is $ 5,429,096 and 21.8%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,825
Aggregate gross unrealized depreciation	(1,729,961)

Net unrealized appreciation/depreciation	$(1,369,136)

Federal income tax cost of investments	$26,284,464

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Portfolios Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$—	$1,230,458	$1,230,458

Collateralized Mortgage Obligations
Non-Agency CMO	—	1,578,655	—	1,578,655

Common Stocks
Australia	—	294,457	—	294,457
Bermuda	23,425	—	—	23,425
Canada	22,644	—	—	22,644
Denmark	—	87,999	—	87,999
Finland	—	87,591	—	87,591
France	—	573,286	—	573,286

Germany	—	417,647	—	417,647
Hong Kong	—	186,106	—	186,106
Ireland	48,624	51,363	—	99,987
Israel	37,682	—	—	37,682
Italy	—	100,913	—	100,913
Japan	—	1,233,369	—	1,233,369
Luxembourg	—	16,730	—	16,730
Netherlands	101,124	184,413	—	285,537

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Zealand	—	22,433	—	22,433
Norway	—	21,656	—	21,656
Portugal	—	33,602	—	33,602
Singapore	35,503	11,414	—	46,917
Spain	—	125,682	—	125,682
Sweden	—	142,119	—	142,119
Switzerland	28,227	616,294	—	644,521
United Kingdom	—	1,097,309	—	1,097,309
United States	4,685,628	—	—	4,685,628

Total Common Stocks	4,982,857	5,304,383	—	10,287,240

Foreign Government Securities	—	2,739,919	—	2,739,919

Investment Companies
Investment Companies	5,858,461	—	—	5,858,461

Options Purchased
Call Options Purchased	134,006	—	—	134,006

Preferred Stocks
Germany	—	53,082	—	53,082

U.S. Treasury Obligation	—	970,429	—	970,429

Short-Term Investment
Investment Companies	$2,063,078	$—	$—	$2,063,078

Total Investments in Securities	$13,038,402	$10,646,468	$1,230,458	$24,915,328

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$19,452	$—	$19,452
Futures Contracts	81,115	—	—	81,115

Total Appreciation in Other Financial Instruments	$81,115	$19,452	$—	$100,567

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,903)	$—	$(2,903)
Futures Contracts	(78,963)	—	—	(78,963)

Total Depreciation in Other Financial Instruments	$(78,963)	$(2,903)	$—	$(81,866)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Investments in Securities
Asset-Backed Securities	$499,321	$—	$(4,517)	$2,538	$840,422	$(107,306)	$—	$—	$1,230,458

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $(4,157).

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,230,458	Discounted Cash Flow	Constant Prepayment Rate	1.33% - 10.00% (3.66%)
			Constant Default Rate	3.00% - 7.00% (5.33%)
			Yield (Discount Rate of Cash Flows)	3.62% - 6.85% (4.69%)

Asset-Backed Securities	$1,230,458

Total	$1,230,458

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.0%
	United States — 4.0%
42,975	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	43,211
54,415	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, VAR, 0.944%, 05/25/34	51,664
83,538	First Franklin Mortgage Loan Trust, Series 2004-FF7, Class M1, VAR, 1.064%, 09/25/34	74,653
31,159	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 0.594%, 02/25/33	29,047
	Morgan Stanley ABS Capital I, Inc. Trust,
53,361	Series 2003-NC10, Class M1, VAR, 1.214%, 10/25/33	50,313
300,303	Series 2003-SD1, Class M1, VAR, 2.444%, 03/25/33	280,104
146,248	Series 2004-NC7, Class M2, VAR, 1.124%, 07/25/34	140,583
40,328	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, VAR, 1.254%, 12/25/33	37,818
149,050	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.074%, 08/25/33	139,901
62,555	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, VAR, 1.169%, 10/25/33	60,405

	Total Asset-Backed Securities (Cost $910,683)	907,699

Collateralized Mortgage Obligations — 4.2%
	Non-Agency CMO — 4.2%
	United States — 4.2%
62,597	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 2.535%, 06/25/45	61,351
28,948	Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5, 5.500%, 11/25/33	30,567
33,835	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 2.646%, 02/25/35	33,403
44,243	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 2.468%, 02/25/35	44,004
72,520	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 0.634%, 05/25/35	66,412
	Impac CMB Trust
126,621	Series 2004-6, Class 1A2, VAR, 0.974%, 10/25/34	118,635
178,613	Series 2004-7, Class 1A2, VAR, 1.114%, 11/25/34	166,457
18,523	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	16,756
39,553	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.584%, 01/25/37	39,196
34,370	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 2.648%, 07/25/34	32,966
46,857	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	47,936
69,045	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	69,869
	Wells Fargo Mortgage-Backed Securities Trust
120,051	Series 2004-W, Class A1, VAR, 2.641%, 11/25/34	120,198
33,959	Series 2005-16, Class A8, 5.750%, 01/25/36	35,237
70,167	Series 2006-AR3, Class A3, VAR, 2.661%, 03/25/36	67,110

	Total Collateralized Mortgage Obligations (Cost $934,747)	950,097

SHARES
Common Stocks — 34.4%
	Australia — 1.2%
1,954	BHP Billiton plc	29,743
3,283	Dexus Property Group	16,556
4,057	Goodman Group	16,770
16,950	Mirvac Group	20,580
10,758	Scentre Group	29,609
4,112	Suncorp Group Ltd.	35,374
5,339	Transurban Group	37,399
11,637	Westfield Corp.	81,886

		267,917

	Austria — 0.0% (g)
398	OMV AG	9,684

	Belgium — 0.2%
525	Ageas	21,576
510	Proximus	17,642
91	Solvay S.A.	9,300

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Belgium — continued

		48,518

	Canada — 0.6%
1,200	Allied Properties Real Estate Investment Trust	31,410
813	Bank of Nova Scotia (The)	35,840
340	Canadian Real Estate Investment Trust	10,438
988	RioCan Real Estate Investment Trust	18,857
1,051	TransCanada Corp.	33,235

		129,780

	Denmark — 0.5%
3,031	Danske Bank A/S	91,598
209	Pandora A/S	24,415

		116,013

	Finland — 0.7%
634	Elisa OYJ	21,446
678	Nokian Renkaat OYJ	21,948
398	Orion OYJ, Class B	15,060
553	Sampo OYJ, Class A	26,764
1,334	Stora Enso OYJ, Class R	10,094
4,851	UPM-Kymmene OYJ	72,817

		168,129

	France — 3.1%
3,954	AXA S.A.	95,999
602	BNP Paribas S.A.	35,442
613	Bouygues S.A.	21,755
1,871	Credit Agricole S.A.	21,540
694	Eutelsat Communications S.A.	21,286
90	Gaztransport Et Technigaz S.A.	4,669
88	Gecina S.A.	10,732
1,266	Klepierre	57,378
716	Lagardere S.C.A.	19,840
3,497	Natixis S.A.	19,362
1,892	Orange S.A.	28,681
526	Sanofi	50,075
569	SCOR SE	20,433
656	Societe Generale S.A.	29,317
1,155	Suez Environnement Co.	20,755
711	Unibail-Rodamco SE	184,280
976	Veolia Environnement S.A.	22,259
1,215	Vivendi S.A.	28,785

		692,588

	Germany — 1.8%
274	Allianz SE	43,044
1,511	alstria office REIT-AG (a)	19,665
176	Axel Springer SE	9,842
1,154	Daimler AG	84,015
4,972	Deutsche Telekom AG	88,509
111	Hannover Rueck SE	11,370
167	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,190
390	ProSiebenSat.1 Media SE	19,143
488	Siemens AG	43,596
776	TUI AG	14,338
938	Vonovia SE	30,191

		394,903

	Hong Kong — 0.2%
3,200	Hongkong Land Holdings Ltd.	21,190
2,500	Link REIT	13,764
5,000	New World Development Co., Ltd.	4,869

		39,823

	Ireland — 0.3%
635	Accenture plc, Class A	62,395

	Italy — 0.8%
1,156	Assicurazioni Generali S.p.A.	21,151
29,463	Intesa Sanpaolo S.p.A.	104,084
4,830	Snam S.p.A.	24,806
3,898	Terna Rete Elettrica Nazionale S.p.A.	18,945

		168,986

	Japan — 2.0%
1,500	Japan Airlines Co., Ltd.	53,077
5	Japan Logistics Fund, Inc.	8,986
4	Japan Real Estate Investment Corp.	18,425
3,100	Japan Tobacco, Inc.	96,163
15,100	Mitsubishi UFJ Financial Group, Inc.	91,238
10	Nippon Prologis REIT, Inc.	18,145
2,300	Nippon Telegraph & Telephone Corp.	81,014
8	Orix JREIT, Inc.	10,823
1,000	Seven & i Holdings Co., Ltd.	45,633
600	Toyota Motor Corp.	35,129

		458,633

	Luxembourg — 0.1%
196	RTL Group S.A.	16,897

	Netherlands — 1.0%
161	Eurocommercial Properties N.V., CVA	7,037
8,066	ING Groep N.V., CVA	114,014
2,025	NN Group N.V.	58,132
739	Royal Dutch Shell plc, Class A	17,446
411	Vastned Retail N.V.	17,845

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — continued
124	Wereldhave N.V.	7,157

		221,631

	Norway — 0.4%
3,190	DNB ASA	41,516
716	Gjensidige Forsikring ASA	9,641
2,763	Orkla ASA	20,433
1,244	Telenor ASA	23,246

		94,836

	Portugal — 0.2%
6,576	EDP - Energias de Portugal S.A.	24,091
1,710	Galp Energia SGPS S.A.	16,874

		40,965

	Russia — 0.1%
1,153	MMC Norilsk Nickel PJSC, ADR	16,567

	Singapore — 0.1%
3,200	Ascendas Real Estate Investment Trust	5,272
9,800	CapitaLand Commercial Trust	9,253
8,000	Mapletree Logistics Trust	5,513

		20,038

	South Africa — 0.1%
2,067	Investec plc	15,827
1,382	MTN Group Ltd.	17,771

		33,598

	Spain — 0.9%
683	ACS Actividades de Construccion y Servicios S.A.	19,651
763	Enagas S.A.	21,879
1,050	Endesa S.A.	22,143
617	Ferrovial S.A.	14,759
1,160	Gas Natural SDG S.A.	22,634
4,745	Iberdrola S.A.	31,617
7,306	Mapfre S.A.	19,104
283	Red Electrica Corp. S.A.	23,499
2,989	Telefonica S.A.	36,263

		211,549

	Sweden — 0.8%
934	Electrolux AB, Series B	26,392
431	ICA Gruppen AB	14,591
2,659	Nordea Bank AB	29,665
2,214	Skandinaviska Enskilda Banken AB, Class A	23,679
1,094	Skanska AB, Class B	21,478
1,850	Svenska Handelsbanken AB, Class A	26,538
1,139	Swedbank AB, Class A	25,195
1,280	Tele2 AB, Class B	12,484

		180,022

	Switzerland — 1.6%
80	Baloise Holding AG	9,168
12	Banque Cantonale Vaudoise	7,083
94	Cembra Money Bank AG (a)	5,559
130	Kuehne + Nagel International AG	16,716
776	Nestle S.A.	58,360
574	Novartis AG	52,757
345	Roche Holding AG	91,588
59	Swiss Prime Site AG (a)	4,311
671	Swiss Re AG	57,570
65	Syngenta AG	20,827
1,749	UBS Group AG	32,336

		356,275

	Taiwan — 0.2%
3,000	MediaTek, Inc.	22,325
17,000	Siliconware Precision Industries Co., Ltd.	21,193

		43,518

	United Kingdom — 7.3%
892	Admiral Group plc	20,287
1,769	AstraZeneca plc	112,188
9,335	Aviva plc	63,847
10,799	BAE Systems plc	73,202
9,289	Barclays plc	34,377
2,069	Barratt Developments plc	20,210
8,578	BP plc	43,519
1,007	British American Tobacco plc	55,562
6,950	British Land Co. plc (The)	88,262
3,381	BT Group plc	21,519
13,216	Direct Line Insurance Group plc	74,990
635	easyJet plc	17,141
5,273	GlaxoSmithKline plc	101,209
6,305	Hammerson plc	59,536
2,231	ICAP plc	15,452
709	Imperial Tobacco Group plc	36,654
1,288	Inmarsat plc	19,161
4,176	Intu Properties plc	20,843
5,396	ITV plc	20,108
6,759	Legal & General Group plc	24,371
82,637	Lloyds Banking Group plc	94,079
2,505	Marks & Spencer Group plc	19,015
2,766	National Grid plc	38,522
217	Next plc	25,008

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
7,602	Old Mutual plc	21,786
2,630	Persimmon plc (a)	80,048
994	Rio Tinto plc	33,352
2,959	Royal Mail plc	20,560
5,224	Safestore Holdings plc	23,293
265	Schroders plc	11,260
5,448	Segro plc	35,445
595	Severn Trent plc	19,683
1,397	Sky plc	22,102
1,217	SSE plc	27,544
3,008	Standard Life plc	17,667
7,434	Taylor Wimpey plc	22,025
1,297	Unilever plc	52,827
1,665	United Utilities Group plc	23,337
35,698	Vodafone Group plc	112,595
3,953	William Hill plc	21,025

		1,643,611

	United States — 10.2%
2,088	Altria Group, Inc.	113,587
861	Apartment Investment & Management Co., Class A	31,874
647	Apple, Inc.	71,364
1,108	AT&T, Inc.	36,099
361	AvalonBay Communities, Inc.	63,110
375	Boston Properties, Inc.	44,400
1,193	Bristol-Myers Squibb Co.	70,626
1,100	Brixmor Property Group, Inc.	25,828
851	CME Group, Inc.	78,922
1,040	DiamondRock Hospitality Co.	11,492
425	Douglas Emmett, Inc.	12,206
727	E.I. du Pont de Nemours & Co.	35,041
1,300	Equity One, Inc.	31,642
410	Extra Space Storage, Inc.	31,636
1,365	General Growth Properties, Inc.	35,449
2,505	General Motors Co.	75,200
1,287	HCP, Inc.	47,941
620	Healthcare Realty Trust, Inc.	15,407
810	Highwoods Properties, Inc.	31,387
950	Home Depot, Inc. (The)	109,715
280	Kilroy Realty Corp.	18,245
1,200	Kimco Realty Corp.	29,316
819	KLA-Tencor Corp.	40,950
1,435	LaSalle Hotel Properties	40,740
1,800	Liberty Property Trust	56,718
235	Macerich Co. (The)	18,053
1,606	Merck & Co., Inc.	79,320
2,754	Microsoft Corp.	121,892
500	Mid-America Apartment Communities, Inc.	40,935
2,013	Morgan Stanley	63,409
697	National Retail Properties, Inc.	25,280
726	NextEra Energy, Inc.	70,821
1,886	Occidental Petroleum Corp.	124,759
463	Omega Healthcare Investors, Inc.	16,274
925	PACCAR, Inc.	48,257
400	Parkway Properties, Inc.	6,224
2,222	Pfizer, Inc.	69,793
2,150	Prologis, Inc.	83,635
189	Public Storage	39,998
505	Regency Centers Corp.	31,386
304	Simon Property Group, Inc.	55,851
241	SL Green Realty Corp.	26,067
2,750	Spirit Realty Capital, Inc.	25,135
593	United Technologies Corp.	52,771
137	Vornado Realty Trust	12,388
270	Weingarten Realty Investors	8,940
2,066	Wells Fargo & Co.	106,089
365	Welltower, Inc.	24,718

		2,310,890

	Total Common Stocks (Cost $8,182,254)	7,747,766

PRINCIPAL AMOUNT($)
Corporate Bonds — 32.9%
	Bermuda — 0.4%
	Aircastle Ltd.,
20,000	5.125%, 03/15/21	20,050
65,000	6.750%, 04/15/17	68,087

		88,137

	Canada — 0.2%
2,000	Encana Corp., 5.150%, 11/15/41	1,578
43,000	Precision Drilling Corp., 6.625%, 11/15/20	37,517

		39,095

	Finland — 0.2%
35,000	Nokia OYJ, 6.625%, 05/15/39	36,575

	France — 0.0% (g)
9,000	Orange S.A., 5.500%, 02/06/44	9,804

	Liberia — 0.1%
31,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	32,395

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Luxembourg — 1.0%
	Actavis Funding SCS,
15,000	4.750%, 03/15/45	13,619
6,000	4.850%, 06/15/44	5,469
	ArcelorMittal,
105,000	7.000%, 02/25/22	95,550
35,000	10.600%, 06/01/19	37,800
82,000	Intelsat Jackson Holdings S.A., 7.250%, 10/15/20	75,235

		227,673

	Netherlands — 0.1%
12,000	LYB International Finance B.V., 4.875%, 03/15/44	11,369

	Singapore — 0.1%
	Flextronics International Ltd.,
27,000	4.625%, 02/15/20	27,692
5,000	5.000%, 02/15/23	5,025

		32,717

	United Kingdom — 0.7%
138,000	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	149,345

	United States — 30.1%
10,000	21st Century Fox America, Inc., 4.750%, 09/15/44	9,844
16,000	AbbVie, Inc., 4.700%, 05/14/45	15,524
70,000	ACCO Brands Corp., 6.750%, 04/30/20	72,800
70,000	ADT Corp. (The), 4.125%, 06/15/23	63,000
104,000	AES Corp., 7.375%, 07/01/21	107,900
	Alcoa, Inc.,
70,000	5.125%, 10/01/24	66,675
35,000	5.400%, 04/15/21	35,875
48,000	5.900%, 02/01/27	46,320
31,000	5.950%, 02/01/37	27,900
80,000	Allstate Corp. (The), VAR, 5.750%, 08/15/53	82,828
	Ally Financial, Inc.,
53,000	3.250%, 02/13/18	52,205
103,000	4.125%, 03/30/20	101,841
35,000	8.000%, 11/01/31	40,546
25,000	Altria Group, Inc., 5.375%, 01/31/44	27,179
8,000	Amazon.com, Inc., 4.950%, 12/05/44	8,172
69,000	AMC Networks, Inc., 4.750%, 12/15/22	65,032
31,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	31,155
17,000	American International Group, Inc., 4.800%, 07/10/45	17,355
100,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	102,500
5,000	Amgen, Inc., 4.400%, 05/01/45	4,591
8,000	Anadarko Petroleum Corp., 4.500%, 07/15/44	7,116
5,000	Anthem, Inc., 5.100%, 01/15/44	5,197
35,000	Ashland, Inc., 4.750%, 08/15/22	32,769
	AT&T, Inc.,
5,000	4.350%, 06/15/45	4,292
14,000	4.750%, 05/15/46	12,828
48,000	Ball Corp., 4.000%, 11/15/23	44,880
13,000	Baxalta, Inc., 5.250%, 06/23/45 (e)	13,121
3,000	Becton, Dickinson and Co., 4.685%, 12/15/44	3,002
10,000	Biogen, Inc., 5.200%, 09/15/45	10,090
15,000	Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	15,091
104,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22	104,780
24,000	CCO Safari II LLC, 6.484%, 10/23/45 (e)	24,212
48,000	Celanese US Holdings LLC, 4.625%, 11/15/22	45,240
10,000	Celgene Corp., 5.000%, 08/15/45	9,919
100,000	CenturyLink, Inc., Series T, 5.800%, 03/15/22	85,500
	CF Industries, Inc.,
2,000	4.950%, 06/01/43	1,837
9,000	5.375%, 03/15/44	8,738
	Chesapeake Energy Corp.,
63,000	6.125%, 02/15/21	43,903
63,000	6.625%, 08/15/20	46,817
31,000	Choice Hotels International, Inc., 5.750%, 07/01/22	33,092
	CHS/Community Health Systems, Inc.,
27,000	5.125%, 08/15/18	27,607
35,000	5.125%, 08/01/21	35,613
66,000	Cinemark USA, Inc., 5.125%, 12/15/22	64,680
151,000	CIT Group, Inc., 5.375%, 05/15/20	158,172
31,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	31,116
31,000	Clearwater Paper Corp., 4.500%, 02/01/23	28,675
35,000	CNO Financial Group, Inc., 5.250%, 05/30/25	35,525
35,000	Commercial Metals Co., 4.875%, 05/15/23	30,625
82,000	Concho Resources, Inc., 5.500%, 04/01/23	78,105

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — continued
109,000	Constellation Brands, Inc., 6.000%, 05/01/22	119,082
94,000	Covanta Holding Corp., 6.375%, 10/01/22	95,880
48,000	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	47,040
53,000	Crown Castle International Corp., 5.250%, 01/15/23	56,058
66,000	CSC Holdings LLC, 6.750%, 11/15/21	59,070
31,000	CST Brands, Inc., 5.000%, 05/01/23	30,767
22,000	CVS Health Corp., 5.125%, 07/20/45	23,649
35,000	D.R. Horton, Inc., 4.375%, 09/15/22	34,737
6,000	Devon Energy Corp., 5.000%, 06/15/45	5,436
7,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	6,578
103,000	DISH DBS Corp., 6.750%, 06/01/21	99,201
3,000	Dominion Gas Holdings LLC, 4.600%, 12/15/44	2,855
31,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	31,775
31,000	E*TRADE Financial Corp., 5.375%, 11/15/22	32,860
135,000	Energy Transfer Equity LP, 5.875%, 01/15/24	121,567
	Energy Transfer Partners LP,
5,000	5.150%, 02/01/43	3,937
8,000	6.125%, 12/15/45	7,103
8,000	Enterprise Products Operating LLC, 4.900%, 05/15/46	7,245
69,000	Equinix, Inc., 4.875%, 04/01/20	70,207
6,000	Exelon Corp., 5.100%, 06/15/45	6,126
10,000	Express Scripts Holding Co., 6.125%, 11/15/41	11,539
67,000	Felcor Lodging LP, 5.625%, 03/01/23	68,340
19,000	Ford Motor Co., 4.750%, 01/15/43	17,823
63,000	Frontier Communications Corp., 8.500%, 04/15/20	61,267
35,000	FTI Consulting, Inc., 6.000%, 11/15/22	36,225
	General Motors Co.,
63,000	3.500%, 10/02/18	63,508
63,000	4.875%, 10/02/23	63,894
9,000	6.250%, 10/02/43	9,573
15,000	Gilead Sciences, Inc., 4.750%, 03/01/46	15,069
55,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	55,825
33,000	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	35,062
3,000	Harris Corp., 5.054%, 04/27/45	2,896
	HCA, Inc.,
54,000	5.875%, 03/15/22	57,915
44,000	6.500%, 02/15/20	47,960
31,000	Hertz Corp. (The), 6.750%, 04/15/19	31,543
35,000	Hospira, Inc., 5.800%, 08/12/23	40,535
69,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	70,898
9,000	Intel Corp., 4.900%, 07/29/45	9,317
175,000	International Lease Finance Corp., 8.250%, 12/15/20	204,750
34,000	Iron Mountain, Inc., 5.750%, 08/15/24	32,810
55,000	Jarden Corp., 7.500%, 05/01/17	58,713
13,000	Kinder Morgan, Inc., 5.050%, 02/15/46	10,315
5,000	Kohl’s Corp., 5.550%, 07/17/45	4,898
19,000	Kraft Heinz Foods Co., 5.200%, 07/15/45 (e)	20,122
5,000	Kroger Co. (The), 5.150%, 08/01/43	5,280
124,000	L Brands, Inc., 5.625%, 10/15/23	131,750
69,000	Lamar Media Corp., 5.875%, 02/01/22	71,674
35,000	Lennar Corp., Series B, 12.250%, 06/01/17	40,163
100,000	Level 3 Financing, Inc., 7.000%, 06/01/20	103,500
27,000	LifePoint Health, Inc., 5.500%, 12/01/21	27,270
105,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	101,719
35,000	Masco Corp., 4.450%, 04/01/25	35,438
11,000	McKesson Corp., 4.883%, 03/15/44	11,190
31,000	Meritage Homes Corp., 7.000%, 04/01/22	33,441
31,000	MGM Resorts International, 6.750%, 10/01/20	32,008
35,000	Micron Technology, Inc., 5.875%, 02/15/22	34,519
70,000	Navient Corp., 4.625%, 09/25/17	68,731
35,000	NCR Corp., 5.000%, 07/15/22	33,163
138,000	Newfield Exploration Co., 5.625%, 07/01/24	130,410
70,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	70,175
5,000	Noble Energy, Inc., 5.050%, 11/15/44	4,330
	NRG Energy, Inc.,
23,000	6.625%, 03/15/23	21,160
80,000	8.250%, 09/01/20	82,160
2,000	Nucor Corp., 5.200%, 08/01/43	2,049
28,000	Omnicare, Inc., 5.000%, 12/01/24	30,380
8,000	ONEOK Partners LP, 6.200%, 09/15/43	7,256
31,000	Oshkosh Corp., 5.375%, 03/01/22	31,465
11,000	Phillips 66, 4.875%, 11/15/44	10,526

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	United States — continued
	Plains All American Pipeline LP/PAA Finance Corp.,
3,000	4.700%, 06/15/44	2,635
3,000	4.900%, 02/15/45	2,679
33,000	PolyOne Corp., 5.250%, 03/15/23	31,202
80,000	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	82,560
50,000	PVH Corp., 4.500%, 12/15/22	48,375
109,000	QEP Resources, Inc., 6.875%, 03/01/21	100,280
16,000	QUALCOMM, Inc., 4.800%, 05/20/45	13,992
65,000	Range Resources Corp., 5.000%, 03/15/23	57,484
69,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	70,709
21,000	Reynolds American, Inc., 5.850%, 08/15/45	23,364
48,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	50,040
69,000	Service Corp. International, 5.375%, 05/15/24	71,846
38,000	SESI LLC, 7.125%, 12/15/21	37,288
	Southern Power Co.,
2,000	5.150%, 09/15/41	1,991
2,000	5.250%, 07/15/43	2,059
98,000	Sprint Communications, Inc., 6.000%, 11/15/22	73,745
	Steel Dynamics, Inc.,
48,000	5.250%, 04/15/23	43,920
31,000	6.375%, 08/15/22	30,458
	Sunoco Logistics Partners Operations LP,
2,000	5.300%, 04/01/44	1,618
5,000	5.350%, 05/15/45	4,063
31,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	27,513
66,000	TEGNA, Inc., 5.125%, 07/15/20	67,320
35,000	Teleflex, Inc., 5.250%, 06/15/24	35,175
	Tenet Healthcare Corp.,
66,000	4.500%, 04/01/21	65,010
70,000	6.000%, 10/01/20	73,850
19,000	Time Warner, Inc., 4.850%, 07/15/45	18,647
132,000	T-Mobile USA, Inc., 6.375%, 03/01/25	126,720
69,000	Toll Brothers Finance Corp., 5.875%, 02/15/22	74,003
69,000	United Rentals North America, Inc., 6.125%, 06/15/23	68,784
35,000	VeriSign, Inc., 4.625%, 05/01/23	34,038
29,000	Verizon Communications, Inc., 4.862%, 08/21/46	27,194
2,000	Viacom, Inc., 4.375%, 03/15/43	1,475
50,000	Voya Financial, Inc., VAR, 5.650%, 05/15/53	50,400
69,000	Vulcan Materials Co., 7.500%, 06/15/21	79,005
16,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	15,338
8,000	Williams Partners LP, 5.100%, 09/15/45	6,119
104,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	105,816
48,000	Windstream Services LLC, 7.750%, 10/01/21	37,200
50,000	WPX Energy, Inc., 6.000%, 01/15/22	43,000
55,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	50,669

		6,791,095

	Total Corporate Bonds (Cost $7,712,371)	7,418,205

SHARES
Investment Companies — 11.6%
192,948	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	1,483,771
86,429	JPMorgan Equity Income Fund, Class R6 Shares (b)	1,127,903

	Total Investment Companies (Cost $2,835,593)	2,611,674

PRINCIPAL AMOUNT($)
Preferred Securities — 7.1% (x)
	United States — 7.1%
30,000	American Express Co., Series C, VAR, 4.900%, 03/15/20	28,821
	Bank of America Corp.,
65,000	Series AA, VAR, 6.100%, 03/17/25	63,375
70,000	Series V, VAR, 5.125%, 06/17/19	68,337
60,000	Series Z, VAR, 6.500%, 10/23/24	61,200
	Bank of New York Mellon Corp. (The),
65,000	Series D, VAR, 4.500%, 06/20/23	59,962
50,000	Series E, VAR, 4.950%, 06/20/20	49,250
	Citigroup, Inc.,
140,000	Series M, VAR, 6.300%, 05/15/24	134,701
35,000	Series O, VAR, 5.875%, 03/27/20	34,388
20,000	Series P, VAR, 5.950%, 05/15/25	18,850
100,000	Fifth Third Bancorp, VAR, 5.100%, 06/30/23	91,500

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Preferred Securities — continued
	United States — continued
	General Electric Capital Corp.,
100,000	Series B, VAR, 6.250%, 12/15/22	108,500
100,000	Series C, VAR, 5.250%, 06/15/23	102,900
	Goldman Sachs Group, Inc. (The),
100,000	Series L, VAR, 5.700%, 05/10/19	99,625
100,000	Series M, VAR, 5.375%, 05/10/20	97,688
35,000	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	34,650
	Morgan Stanley,
100,000	Series H, VAR, 5.450%, 07/15/19	98,451
90,000	Series J, VAR, 5.550%, 07/15/20	88,650
	PNC Financial Services Group, Inc. (The),
35,000	VAR, 6.750%, 08/01/21	37,975
100,000	Series R, VAR, 4.850%, 06/01/23	93,625
50,000	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	50,000
	Wells Fargo & Co.,
140,000	Series S, VAR, 5.900%, 06/15/24	140,000
29,000	Series U, VAR, 5.875%, 06/15/25	29,689

	Total Preferred Securities (Cost $1,606,306)	1,592,137

SHARES
Preferred Stock — 0.5%
	United States — 0.5%
5,000	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @ (Cost $113,000)	119,900

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
190,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $190,115)	190,178

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
785,632	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $785,632)	785,632

	Total Investments — 99.0% (Cost $23,270,701)	22,323,288
	Other Assets in Excess of Liabilities — 1.0%	225,294

	NET ASSETS — 100.0%	$22,548,582

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2015

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	11.7%
Banks	9.8
Real Estate Investment Trusts (REITs)	9.2
Oil, Gas & Consumable Fuels	5.6
Non-Agency CMO	4.3
Insurance	4.2
Diversified Telecommunication Services	4.1
Asset-Backed Securities	4.1
Media	3.2
Pharmaceuticals	3.2
Capital Markets	3.0
Metals & Mining	2.2
Health Care Providers & Services	1.8
Household Durables	1.7
Trading Companies & Distributors	1.6
Tobacco	1.6
Automobiles	1.6
Wireless Telecommunication Services	1.5
Diversified Financial Services	1.5
Specialty Retail	1.4
Consumer Finance	1.3
Hotels, Restaurants & Leisure	1.1
Commercial Services & Supplies	1.0
Electric Utilities	1.0
Independent Power & Renewable Electricity Producers	1.0
Others (each less than 1.0%)	13.8
Short-Term Investments	3.5

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	U.S. Long Bond	12/21/15	USD	$314,687	$1,574
	Short Futures Outstanding
(11)	Euro FX	12/14/15	USD	(1,537,112)	(1,671)
(11)	GBP FX	12/14/15	USD	(1,039,019)	4,310
(12)	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	(414,466)	10,990
(2)	E-mini S&P 500	12/18/15	USD	(190,870)	2,914
(24)	5 Year U.S. Treasury Note	12/31/15	USD	(2,892,375)	(11,863)

					$6,254

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
REIT	—	Real Estate Investment Trust.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the brokers as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of September 30, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of September 30, 2015.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $5,244,700 and 23.5%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,007
Aggregate gross unrealized depreciation	(1,145,420)

Net unrealized appreciation/depreciation	$(947,413)

Federal income tax cost of investments	$23,270,701

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Portfolios Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$74,653	$833,046	$907,699
Collateralized Mortgage Obligations
Non-Agency CMO	—	950,097	—	950,097
Common Stocks
Australia	—	267,917	—	267,917
Austria	—	9,684	—	9,684
Belgium	—	48,518	—	48,518
Canada	129,780	—	—	129,780
Denmark	—	116,013	—	116,013
Finland	—	168,129	—	168,129
France	4,669	687,919	—	692,588
Germany	—	394,903	—	394,903
Hong Kong	—	39,823	—	39,823
Ireland	62,395	—	—	62,395
Italy	—	168,986	—	168,986
Japan	—	458,633	—	458,633
Luxembourg	—	16,897	—	16,897
Netherlands	114,014	107,617	—	221,631
Norway	—	94,836	—	94,836
Portugal	—	40,965	—	40,965
Russia	—	16,567	—	16,567
Singapore	—	20,038	—	20,038
South Africa	—	33,598	—	33,598
Spain	—	211,549	—	211,549
Sweden	—	180,022	—	180,022
Switzerland	—	356,275	—	356,275
Taiwan	—	43,518	—	43,518
United Kingdom	23,293	1,620,318	—	1,643,611
United States	2,310,890	—	—	2,310,890

Total Common Stocks	2,645,041	5,102,725	—	7,747,766

Corporate Bonds
Bermuda	—	88,137	—	88,137
Canada	—	39,095	—	39,095
Finland	—	36,575	—	36,575
France	—	9,804	—	9,804
Liberia	—	32,395	—	32,395
Luxembourg	—	227,673	—	227,673
Netherlands	—	11,369	—	11,369
Singapore	—	32,717	—	32,717
United Kingdom	—	149,345	—	149,345
United States	—	6,791,095	—	6,791,095

Total Corporate Bonds	—	7,418,205	—	7,418,205

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies
United States	$2,611,674	$—	$—	$2,611,674
Preferred Securities
United States	—	1,592,137	—	1,592,137
Preferred Stock
United States	119,900	—	—	119,900
U.S. Treasury Obligation	—	190,178	—	190,178
Short-Term Investment
Investment Company	785,632	—	—	785,632

Total Investments in Securities	$6,162,247	$15,327,995	$833,046	$22,323,288

Appreciation in Other Financial Instruments
Futures Contracts	$19,788	$—	$—	$19,788

Depreciation in Other Financial Instruments
Futures Contracts	$(13,534)	$—	$—	$(13,534)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Investments in Securities
Asset-Backed Securities	$239,879	$—	$(3,444)	$1,372	$659,266	$(64,027)	$—	$—	$833,046

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(3,444).

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$833,046	Discounted Cash Flow	Constant Prepayment Rate	1.33% - 10.00% (3.85%)
			Constant Default Rate	3.00% - 6.00% (5.34%)
			Yield (Discount Rate of Cash Flows)	3.62% - 6.85% (4.58%)

Asset-Backed Securities	$833,046

Total	$833,046

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Consumer Discretionary — 14.3%
	Auto Components — 1.8%
6,325	Lear Corp.	688,034

	Diversified Consumer Services — 1.4%
275	Graham Holdings Co., Class B	158,675
11,750	ServiceMaster Global Holdings, Inc. (a)	394,212

		552,887

	Hotels, Restaurants & Leisure — 0.6%
3,450	Darden Restaurants, Inc.	236,463

	Internet & Catalog Retail — 1.3%
32,350	Groupon, Inc. (a)	105,461
9,550	Liberty Ventures, Series A (a)	385,342

		490,803

	Media — 0.9%
1,650	Discovery Communications, Inc., Class C (a)	40,079
2,800	Interpublic Group of Cos., Inc. (The)	53,564
5,075	John Wiley & Sons, Inc., Class A	253,902

		347,545

	Multiline Retail — 1.9%
1,200	Dollar Tree, Inc. (a)	79,992
12,850	Macy’s, Inc.	659,462

		739,454

	Specialty Retail — 4.3%
17,900	Best Buy Co., Inc.	664,448
750	GameStop Corp., Class A	30,907
800	Murphy USA, Inc. (a)	43,960
12,500	Ross Stores, Inc.	605,875
23,975	Staples, Inc.	281,227
325	Ulta Salon Cosmetics & Fragrance, Inc. (a)	53,089

		1,679,506

	Textiles, Apparel & Luxury Goods — 2.1%
800	Carter’s, Inc.	72,512
5,725	Skechers U.S.A., Inc., Class A (a)	767,608

		840,120

	Total Consumer Discretionary	5,574,812

	Consumer Staples — 6.5%
	Food & Staples Retailing — 1.0%
11,400	Kroger Co. (The)	411,198

	Food Products — 4.3%
10,175	Bunge Ltd.	745,827
6,850	Ingredion, Inc.	598,074
7,750	Tyson Foods, Inc., Class A	334,025

		1,677,926

	Personal Products — 0.6%
4,300	Herbalife Ltd. (a)	234,350

	Tobacco — 0.6%
4,944	Reynolds American, Inc.	218,871

	Total Consumer Staples	2,542,345

	Energy — 5.2%
	Energy Equipment & Services — 1.1%
426	Baker Hughes, Inc.	22,169
2,275	Cameron International Corp. (a)	139,503
14,100	Nabors Industries Ltd., (Bermuda)	133,245
5,175	Rowan Cos. plc, Class A	83,576
9,275	Seadrill Ltd., (Bermuda) (a)	54,723

		433,216

	Oil, Gas & Consumable Fuels — 4.1%
1,750	Cimarex Energy Co.	179,340
6,100	EQT Corp.	395,097
3,600	Gulfport Energy Corp. (a)	106,848
13,200	Marathon Oil Corp.	203,280
1,800	Marathon Petroleum Corp.	83,394
2,700	Murphy Oil Corp.	65,340
1,900	Newfield Exploration Co. (a)	62,510
390	Noble Energy, Inc.	11,770
3,475	PBF Energy, Inc., Class A	98,099
1,100	QEP Resources, Inc.	13,783
1,700	Valero Energy Corp.	102,170
6,200	World Fuel Services Corp.	221,960
9,425	WPX Energy, Inc. (a)	62,394

		1,605,985

	Total Energy	2,039,201

	Financials — 22.4%
	Banks — 3.0%
2,050	Citizens Financial Group, Inc.	48,913
3,075	East West Bancorp, Inc.	118,141
1,375	Fifth Third Bancorp	26,001
4,800	Huntington Bancshares, Inc.	50,880
15,825	KeyCorp	205,883
3,450	PacWest Bancorp	147,695
17,000	Regions Financial Corp.	153,170
675	Signature Bank (a)	92,853
3,000	SVB Financial Group (a)	346,620

		1,190,156

	Capital Markets — 1.0%
950	Affiliated Managers Group, Inc. (a)	162,441
4,175	Lazard Ltd., (Bermuda), Class A	180,777
225	Northern Trust Corp.	15,336
500	Raymond James Financial, Inc.	24,815

		383,369

	Consumer Finance — 1.6%
9,425	Discover Financial Services	490,006
4,550	Synchrony Financial (a)	142,415

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued

		632,421

	Diversified Financial Services — 1.0%
550	Intercontinental Exchange, Inc.	129,244
3,900	MSCI, Inc.	231,894
750	Nasdaq, Inc.	39,998

		401,136

	Insurance — 4.9%
3,450	Allied World Assurance Co. Holdings AG, (Switzerland)	131,686
3,525	American Financial Group, Inc.	242,908
200	American National Insurance Co.	19,528
1,075	Aon plc, (United Kingdom)	95,256
1,300	Arch Capital Group Ltd., (Bermuda) (a)	95,511
1,675	Aspen Insurance Holdings Ltd., (Bermuda)	77,837
1,700	Assurant, Inc.	134,317
2,500	Assured Guaranty Ltd., (Bermuda)	62,500
850	Axis Capital Holdings Ltd., (Bermuda)	45,662
1,025	Endurance Specialty Holdings Ltd., (Bermuda)	62,556
400	Everest Re Group Ltd., (Bermuda)	69,336
697	FNF Group	24,723
3,675	Hanover Insurance Group, Inc. (The)	285,547
2,300	Hartford Financial Services Group, Inc. (The)	105,294
1,575	Lincoln National Corp.	74,749
2,100	Principal Financial Group, Inc.	99,414
1,075	Torchmark Corp.	60,630
4,850	Unum Group	155,588
1,625	Validus Holdings Ltd., (Bermuda)	73,239

		1,916,281

	Real Estate Investment Trusts (REITs) — 9.1%
4,000	Annaly Capital Management, Inc.	39,480
3,875	Apartment Investment & Management Co., Class A	143,452
400	AvalonBay Communities, Inc.	69,928
425	Boston Properties, Inc.	50,320
3,725	Brandywine Realty Trust	45,892
6,375	Brixmor Property Group, Inc.	149,685
700	Camden Property Trust	51,730
461	Care Capital Properties, Inc.	15,181
975	Crown Castle International Corp.	76,898
1,575	Douglas Emmett, Inc.	45,234
6,156	Duke Realty Corp.	117,272
3,112	Equinix, Inc.	850,821
2,436	Equity Commonwealth (a)	66,357
2,350	Equity LifeStyle Properties, Inc.	137,639
1,000	Equity Residential	75,120
950	Extra Space Storage, Inc.	73,302
3,660	Hospitality Properties Trust	93,623
4,875	Host Hotels & Resorts, Inc.	77,074
725	Mid-America Apartment Communities, Inc.	59,356
3,175	NorthStar Realty Finance Corp.	39,211
2,825	Post Properties, Inc.	164,669
875	Regency Centers Corp.	54,381
400	SL Green Realty Corp.	43,264
1,700	Taubman Centers, Inc.	117,436
10,850	Two Harbors Investment Corp.	95,697
147	Ventas, Inc.	8,241
2,325	Vornado Realty Trust	210,226
700	Welltower, Inc.	47,404
15,600	Weyerhaeuser Co.	426,504
1,750	WP Carey, Inc.	101,168

		3,546,565

	Real Estate Management & Development — 1.8%
4,975	Jones Lang LaSalle, Inc.	715,256

	Total Financials	8,785,184

	Health Care — 10.4%
	Biotechnology — 2.0%
1,700	Alnylam Pharmaceuticals, Inc. (a)	136,612
1,900	BioMarin Pharmaceutical, Inc. (a)	200,108
775	Incyte Corp. (a)	85,506
400	Intercept Pharmaceuticals, Inc. (a)	66,344
1,300	Juno Therapeutics, Inc. (a)	52,897
3,200	Medivation, Inc. (a)	136,000
1,125	Puma Biotechnology, Inc. (a)	84,780

		762,247

	Health Care Equipment & Supplies — 3.4%
200	C.R. Bard, Inc.	37,262
15,675	Hologic, Inc. (a)	613,363
7,350	Zimmer Biomet Holdings, Inc.	690,385

		1,341,010

	Health Care Providers & Services — 3.7%
9,025	AmerisourceBergen Corp.	857,285
150	Centene Corp. (a)	8,134
475	Cigna Corp.	64,134
5,875	Community Health Systems, Inc. (a)	251,274
1,600	Health Net, Inc. (a)	96,352
150	Humana, Inc.	26,850
4,150	Premier, Inc., Class A (a)	142,636

		1,446,665

	Pharmaceuticals — 1.3%
3,200	Endo International plc, (Ireland) (a)	221,696
300	Jazz Pharmaceuticals plc, (Ireland) (a)	39,843
1,625	Perrigo Co. plc, (Ireland)	255,564

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued

		517,103

	Total Health Care	4,067,025

	Industrials — 12.3%
	Aerospace & Defense — 2.9%
1,525	BWX Technologies, Inc.	40,199
7,516	Huntington Ingalls Industries, Inc.	805,339
175	Northrop Grumman Corp.	29,041
875	Orbital ATK, Inc.	62,886
3,825	Spirit AeroSystems Holdings, Inc., Class A (a)	184,901

		1,122,366

	Airlines — 2.3%
5,425	Delta Air Lines, Inc.	243,419
12,175	United Continental Holdings, Inc. (a)	645,884

		889,303

	Commercial Services & Supplies — 1.6%
17,775	KAR Auction Services, Inc.	631,013

	Construction & Engineering — 2.2%
23,150	AECOM (a)	636,856
1,600	Fluor Corp.	67,760
4,100	Jacobs Engineering Group, Inc. (a)	153,463

		858,079

	Electrical Equipment — 0.0%(g)
762	Babcock & Wilcox Enterprises, Inc. (a)	12,802

	Machinery — 2.1%
6,115	Crane Co.	285,020
4,050	Ingersoll-Rand plc	205,618
3,395	Parker-Hannifin Corp.	330,334

		820,972

	Professional Services — 1.1%
5,250	ManpowerGroup, Inc.	429,923

	Road & Rail — 0.1%
900	Landstar System, Inc.	57,123

	Total Industrials	4,821,581

	Information Technology — 14.1%
	Communications Equipment — 1.3%
5,075	Harris Corp.	371,237
5,075	Juniper Networks, Inc.	130,478

		501,715

	Electronic Equipment, Instruments & Components — 0.5%
4,225	Avnet, Inc.	180,323

	Internet Software & Services — 1.1%
6,725	IAC/InterActiveCorp	438,941

	IT Services — 3.5%
3,600	Computer Sciences Corp.	220,968
10,625	Leidos Holdings, Inc.	438,918
12,700	Vantiv, Inc., Class A (a)	570,484
12,975	Xerox Corp.	126,247

		1,356,617

	Semiconductors & Semiconductor Equipment — 2.3%
25,450	Applied Materials, Inc.	373,861
3,200	First Solar, Inc. (a)	136,800
1,425	Lam Research Corp.	93,095
17,950	Marvell Technology Group Ltd., (Bermuda)	162,447
10,350	Micron Technology, Inc. (a)	155,043

		921,246

	Software — 3.0%
8,450	Citrix Systems, Inc. (a)	585,416
3,450	Nuance Communications, Inc. (a)	56,476
11,575	Synopsys, Inc. (a)	534,534

		1,176,426

	Technology Hardware, Storage & Peripherals — 2.4%
16,475	Lexmark International, Inc., Class A	477,446
11,700	NCR Corp. (a)	266,175
3,925	SanDisk Corp.	213,245

		956,866

	Total Information Technology	5,532,134

	Materials — 4.7%
	Chemicals — 1.5%
1,625	Ashland, Inc.	163,508
2,525	Cabot Corp.	79,689
625	Huntsman Corp.	6,056
3,757	PPG Industries, Inc.	329,451

		578,704

	Containers & Packaging — 1.4%
1,750	Avery Dennison Corp.	98,997
4,025	Crown Holdings, Inc. (a)	184,144
2,450	Sealed Air Corp.	114,856
3,025	WestRock Co.	155,606

		553,603

	Metals & Mining — 1.2%
425	Nucor Corp.	15,959
2,925	Reliance Steel & Aluminum Co.	157,979
16,425	Steel Dynamics, Inc.	282,181

		456,119

	Paper & Forest Products — 0.6%
2,350	Domtar Corp., (Canada)	84,013
4,575	International Paper Co.	172,889

		256,902

	Total Materials	1,845,328

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.7%
59,900	Frontier Communications Corp.	284,525

	Wireless Telecommunication Services — 0.3%
1,100	SBA Communications Corp., Class A (a)	115,214

	Total Telecommunication Services	399,739

	Utilities — 5.7%
	Electric Utilities — 0.6%
2,900	Entergy Corp.	188,790
375	Pinnacle West Capital Corp.	24,053

		212,843

	Gas Utilities — 1.0%
11,512	UGI Corp.	400,848

	Independent Power & Renewable Electricity Producers — 0.5%
18,350	AES Corp.	179,646

	Multi-Utilities — 3.6%
1,825	Alliant Energy Corp.	106,744
2,275	Ameren Corp.	96,164
5,880	CenterPoint Energy, Inc.	106,075
5,475	CMS Energy Corp.	193,377
1,675	Consolidated Edison, Inc.	111,974
2,925	DTE Energy Co.	235,082
4,400	Public Service Enterprise Group, Inc.	185,504
2,700	Sempra Energy	261,144
4,825	TECO Energy, Inc.	126,705

		1,422,769

	Total Utilities	2,216,106

	Total Common Stocks (Cost $36,163,444)	37,823,455

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
6,425	Safeway, Inc., Casa Ley CVR, expiring 01/30/18 (a)	418
6,425	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	321

	Total Rights (Cost $–)	739

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,074,038	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $1,074,038)	1,074,038

	Total Investments — 99.3% (Cost $37,237,482)	38,898,232
	Other Assets in Excess of Liabilities — 0.7% (c)	254,952

	NET ASSETS — 100.0%	$39,153,184

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	S&P Mid Cap 400	12/18/15	USD	$1,362,900	$(27,545)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
REIT	—	Real Estate Investment Trust.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,771,455
Aggregate gross unrealized depreciation	(3,110,705)

Net unrealized appreciation/depreciation	$1,660,750

Federal income tax cost of investments	$37,237,482

A. Valuation of Investments—The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board. JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Futures are generally valued on the basis of available market quotations.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,574,812	$—	$—	$5,574,812
Consumer Staples	2,542,345	—	—	2,542,345
Energy	2,039,201	—	—	2,039,201
Financials	8,785,184	—	—	8,785,184
Health Care	4,067,025	—	—	4,067,025
Industrials	4,821,581	—	—	4,821,581
Information Technology	5,532,134	—	—	5,532,134
Materials	1,845,328	—	—	1,845,328
Telecommunication Services	399,739	—	—	399,739
Utilities	2,216,106	—	—	2,216,106

Total Common Stocks	37,823,455	—	—	37,823,455

Rights
Consumer Staples	—	—	739	739
Short-Term Investment
Investment Company	1,074,038	—	—	1,074,038

Total Investments in Securities	$38,897,493	$—	$739	$38,898,232

Depreciation in Other Financial Instruments
Futures Contracts	$(27,545)	$—	$—	$(27,545)

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Consumer Discretionary — 18.3%
	Distributors — 0.9%
46,190	Genuine Parts Co.	3,828,689

	Hotels, Restaurants & Leisure — 1.3%
44,856	Marriott International, Inc., Class A	3,059,180
34,690	Starwood Hotels & Resorts Worldwide, Inc.	2,306,191

		5,365,371

	Household Durables — 2.8%
92,190	Jarden Corp. (a)	4,506,247
39,830	Mohawk Industries, Inc. (a)	7,240,696

		11,746,943

	Internet & Catalog Retail — 1.4%
51,350	Expedia, Inc.	6,042,868

	Media — 2.6%
54,302	CBS Corp. (Non-Voting), Class B	2,166,650
72,490	DISH Network Corp., Class A (a)	4,229,067
130,465	TEGNA, Inc.	2,921,111
95,950	Time, Inc.	1,827,847

		11,144,675

	Multiline Retail — 2.2%
122,350	Kohl’s Corp.	5,666,028
50,770	Nordstrom, Inc.	3,640,717

		9,306,745

	Specialty Retail — 5.7%
7,648	AutoZone, Inc. (a)	5,535,852
75,770	Bed Bath & Beyond, Inc. (a)	4,320,406
144,720	Best Buy Co., Inc.	5,372,006
144,930	Gap, Inc. (The)	4,130,505
59,610	Tiffany & Co.	4,603,084

		23,961,853

	Textiles, Apparel & Luxury Goods — 1.4%
36,770	PVH Corp.	3,748,334
29,730	V.F. Corp.	2,027,883

		5,776,217

	Total Consumer Discretionary	77,173,361

	Consumer Staples — 6.1%
	Beverages — 1.9%
30,500	Constellation Brands, Inc., Class A	3,818,905
53,291	Dr. Pepper Snapple Group, Inc.	4,212,654

		8,031,559

	Food & Staples Retailing — 2.2%
164,264	Kroger Co. (The)	5,925,002
533,170	Rite Aid Corp. (a)	3,236,342

		9,161,344

	Food Products — 0.9%
41,200	Hershey Co. (The)	3,785,456

	Household Products — 0.4%
44,620	Energizer Holdings, Inc.	1,727,240

	Personal Products — 0.7%
36,720	Edgewell Personal Care Co.	2,996,352

	Total Consumer Staples	25,701,951

	Energy — 5.1%
	Oil, Gas & Consumable Fuels — 5.1%
221,820	Columbia Pipeline Group, Inc.	4,057,088
138,303	Energen Corp.	6,895,787
91,110	EQT Corp.	5,901,195
70,730	PBF Energy, Inc., Class A	1,996,708
200,150	Southwestern Energy Co. (a)	2,539,903

	Total Energy	21,390,681

	Financials — 31.4%
	Banks — 7.3%
137,990	Citizens Financial Group, Inc.	3,292,441
38,620	City National Corp.	3,400,877
331,800	Fifth Third Bancorp	6,274,338
55,780	First Republic Bank	3,501,311
150,930	Huntington Bancshares, Inc.	1,599,858
47,160	M&T Bank Corp.	5,751,162
147,160	SunTrust Banks, Inc.	5,627,398
46,070	Zions Bancorporation	1,268,768

		30,716,153

	Capital Markets — 4.3%
47,900	Ameriprise Financial, Inc.	5,227,327
111,180	Invesco Ltd.	3,472,151
49,500	Legg Mason, Inc.	2,059,695
41,230	Northern Trust Corp.	2,810,237
66,220	T. Rowe Price Group, Inc.	4,602,290

		18,171,700

	Consumer Finance — 0.8%
170,690	Ally Financial, Inc. (a)	3,478,662

	Insurance — 9.0%
6,008	Alleghany Corp. (a)	2,812,405
34,530	Chubb Corp. (The)	4,235,105
116,520	Hartford Financial Services Group, Inc. (The)	5,334,286
177,210	Loews Corp.	6,404,369
106,460	Marsh & McLennan Cos., Inc.	5,559,341
85,034	Old Republic International Corp.	1,329,932
58,530	Progressive Corp. (The)	1,793,359

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
121,230	Unum Group	3,889,058
32,770	W.R. Berkley Corp.	1,781,705
126,480	XL Group plc, (Ireland)	4,593,754

		37,733,314

	Real Estate Investment Trusts (REITs) — 9.6%
74,630	American Campus Communities, Inc.	2,704,591
75,220	American Homes 4 Rent, Class A	1,209,538
28,970	AvalonBay Communities, Inc.	5,064,535
23,060	Boston Properties, Inc.	2,730,304
151,030	Brixmor Property Group, Inc.	3,546,184
145,230	General Growth Properties, Inc.	3,771,623
57,190	HCP, Inc.	2,130,327
189,350	Kimco Realty Corp.	4,625,821
92,107	Outfront Media, Inc.	1,915,826
106,875	Rayonier, Inc.	2,358,731
43,340	Regency Centers Corp.	2,693,581
48,474	Vornado Realty Trust	4,383,019
112,520	Weyerhaeuser Co.	3,076,297

		40,210,377

	Thrifts & Mortgage Finance — 0.4%
183,350	Hudson City Bancorp, Inc.	1,864,670

	Total Financials	132,174,876

	Health Care — 5.6%
	Health Care Providers & Services — 5.6%
50,190	AmerisourceBergen Corp.	4,767,548
104,120	Brookdale Senior Living, Inc. (a)	2,390,595
39,930	Cigna Corp.	5,391,349
20,920	Henry Schein, Inc. (a)	2,776,503
32,380	Humana, Inc.	5,796,020
18,240	Universal Health Services, Inc., Class B	2,276,534

	Total Health Care	23,398,549

	Industrials — 8.9%
	Building Products — 0.9%
74,600	Fortune Brands Home & Security, Inc.	3,541,262

	Electrical Equipment — 2.5%
74,160	AMETEK, Inc.	3,880,051
48,890	Hubbell, Inc., Class B	4,153,205
46,420	Regal Beloit Corp.	2,620,409

		10,653,665

	Industrial Conglomerates — 1.1%
53,710	Carlisle Cos., Inc.	4,693,180

	Machinery — 2.3%
62,580	IDEX Corp.	4,461,954
98,090	Rexnord Corp. (a)	1,665,568
24,600	Snap-on, Inc.	3,713,124

		9,840,646

	Professional Services — 1.1%
45,560	Equifax, Inc.	4,427,521

	Trading Companies & Distributors — 1.0%
69,860	MSC Industrial Direct Co., Inc., Class A	4,263,556

	Total Industrials	37,419,830

	Information Technology — 9.0%
	Communications Equipment — 0.5%
75,800	CommScope Holding Co., Inc. (a)	2,276,274

	Electronic Equipment, Instruments & Components — 2.6%
81,310	Amphenol Corp., Class A	4,143,558
118,610	Arrow Electronics, Inc. (a)	6,556,761

		10,700,319

	IT Services — 1.8%
107,900	Jack Henry & Associates, Inc.	7,510,919

	Semiconductors & Semiconductor Equipment — 2.6%
71,340	Analog Devices, Inc.	4,024,289
39,650	KLA-Tencor Corp.	1,982,500
120,030	Xilinx, Inc.	5,089,272

		11,096,061

	Software — 1.5%
136,300	Synopsys, Inc. (a)	6,294,334

	Total Information Technology	37,877,907

	Materials — 5.3%
	Chemicals — 2.3%
52,060	Airgas, Inc.	4,650,520
46,746	Albemarle Corp.	2,061,499
12,380	Sherwin-Williams Co. (The)	2,758,016

		9,470,035

	Containers & Packaging — 3.0%
53,120	Ball Corp.	3,304,064
99,020	Silgan Holdings, Inc.	5,153,001
83,360	WestRock Co.	4,288,038

		12,745,103

	Total Materials	22,215,138

	Utilities — 9.2%
	Electric Utilities — 3.2%
63,980	Edison International	4,035,219
123,750	Westar Energy, Inc.	4,756,950
136,840	Xcel Energy, Inc.	4,845,504

		13,637,673

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Gas Utilities — 2.0%
54,210	National Fuel Gas Co.	2,709,416
282,900	Questar Corp.	5,491,089

		8,200,505

	Multi-Utilities — 4.0%
299,570	CenterPoint Energy, Inc.	5,404,243
133,830	CMS Energy Corp.	4,726,875
27,450	Sempra Energy	2,654,964
79,290	WEC Energy Group, Inc.	4,140,524

		16,926,606

	Total Utilities	38,764,784

	Total Common Stocks (Cost $298,384,120)	416,117,077

Short-Term Investment — 1.1%
	Investment Company — 1.1%
4,515,327	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $4,515,327)	4,515,327

	Total Investments — 100.0% (Cost $302,899,447)	420,632,404
	Liabilities in Excess of Other Assets — 0.0% (g)	(117,868)

	NET ASSETS — 100.0%	$420,514,536

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(g)	—	Amount rounds to less than 0.1%.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,295,306
Aggregate gross unrealized depreciation	(15,562,349)

Net unrealized appreciation/depreciation	$117,732,957

Federal income tax cost of investments	$302,899,447

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$420,632,404	$—	$—	$420,632,404

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
	Consumer Discretionary — 12.3%
	Auto Components — 1.8%
31,900	Cooper Tire & Rubber Co.	1,260,369
2,800	Horizon Global Corp. (a)	24,696
8,600	Stoneridge, Inc. (a)	106,124
29,600	Tower International, Inc. (a)	703,296

		2,094,485

	Diversified Consumer Services — 0.2%
1,400	Capella Education Co.	69,328
16,500	K12, Inc. (a)	205,260

		274,588

	Hotels, Restaurants & Leisure — 1.8%
11,800	Bloomin’ Brands, Inc.	214,524
800	Bojangles’, Inc. (a)	13,520
14,600	Carrols Restaurant Group, Inc. (a)	173,740
2,400	Dave & Buster’s Entertainment, Inc. (a)	90,792
1,200	Fogo De Chao, Inc. (a)	18,720
14,500	Isle of Capri Casinos, Inc. (a)	252,880
9,300	Jack in the Box, Inc.	716,472
31,668	Ruth’s Hospitality Group, Inc.	514,288
5,500	Sonic Corp.	126,225

		2,121,161

	Household Durables — 1.8%
14,500	Helen of Troy Ltd., (Bermuda) (a)	1,294,850
3,783	Jarden Corp. (a)	184,913
10,500	KB Home	142,275
2,100	Libbey, Inc.	68,481
4,200	Lifetime Brands, Inc.	58,716
1,500	NACCO Industries, Inc., Class A	71,325
19,400	Skullcandy, Inc. (a)	107,282
3,900	Universal Electronics, Inc. (a)	163,917

		2,091,759

	Leisure Products — 0.2%
6,600	MCBC Holdings, Inc. (a)	85,536
10,400	Nautilus, Inc. (a)	156,000

		241,536

	Media — 1.7%
44,225	E.W. Scripps Co. (The), Class A	781,456
46,500	Gray Television, Inc. (a)	593,340
3,596	Journal Media Group, Inc.	26,970
7,000	Nexstar Broadcasting Group, Inc., Class A	331,450
12,100	Sinclair Broadcast Group, Inc., Class A	306,372

		2,039,588

	Multiline Retail — 0.0% (g)
2,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	32,340

	Specialty Retail — 4.3%
7,231	Barnes & Noble Education, Inc. (a)	91,906
11,400	Barnes & Noble, Inc.	138,054
16,400	Caleres, Inc.	500,692
10,600	Cato Corp. (The), Class A	360,718
13,800	Children’s Place, Inc. (The)	795,846
7,100	Citi Trends, Inc.	165,998
31,600	Express, Inc. (a)	564,692
7,800	Kirkland’s, Inc.	168,012
8,400	Lithia Motors, Inc., Class A	908,124
116,945	Office Depot, Inc. (a)	750,787
7,900	Outerwall, Inc.	449,747
3,200	Party City Holdco, Inc. (a)	51,104
15,300	Tilly’s, Inc., Class A (a)	112,608

		5,058,288

	Textiles, Apparel & Luxury Goods — 0.5%
9,000	G-III Apparel Group Ltd. (a)	554,940

	Total Consumer Discretionary	14,508,685

	Consumer Staples — 3.5%
	Food & Staples Retailing — 1.7%
7,750	Andersons, Inc. (The)	263,965
111,900	Rite Aid Corp. (a)	679,233
2,300	Smart & Final Stores, Inc. (a)	36,133
31,480	SpartanNash Co.	813,758
30,000	SUPERVALU, Inc. (a)	215,400
2,400	Village Super Market, Inc., Class A	56,664

		2,065,153

	Food Products — 1.3%
8,000	Amplify Snack Brands, Inc. (a)	85,680
5,700	Blue Buffalo Pet Products, Inc. (a)	102,087
19,500	Dean Foods Co.	322,140
21,600	Pilgrim’s Pride Corp.	448,848
8,100	Pinnacle Foods, Inc.	339,228
2,600	Sanderson Farms, Inc.	178,282

		1,476,265

	Personal Products — 0.5%
4,200	Revlon, Inc., Class A (a)	123,690
3,300	USANA Health Sciences, Inc. (a)	442,299

		565,989

	Total Consumer Staples	4,107,407

	Energy — 2.9%
	Energy Equipment & Services — 0.8%
16,700	Atwood Oceanics, Inc.	247,327
49,200	Helix Energy Solutions Group, Inc. (a)	235,668
10,500	Matrix Service Co. (a)	235,935

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
5,100	PHI, Inc. (a)	96,288
2,500	Pioneer Energy Services Corp. (a)	5,250
10,112	Superior Energy Services, Inc.	127,714

		948,182

	Oil, Gas & Consumable Fuels — 2.1%
30,300	Abraxas Petroleum Corp. (a)	38,784
11,300	Callon Petroleum Co. (a)	82,377
10,900	Carrizo Oil & Gas, Inc. (a)	332,886
9,900	Delek U.S. Holdings, Inc.	274,230
4,495	Energy XXI Ltd.	4,720
24,300	Green Plains, Inc.	472,878
7,300	Jones Energy, Inc., Class A (a)	34,967
34,000	Pacific Ethanol, Inc. (a)	220,660
30,900	Renewable Energy Group, Inc. (a)	255,852
900	REX American Resources Corp. (a)	45,558
14,100	Stone Energy Corp. (a)	69,936
7,700	TransAtlantic Petroleum Ltd. (a)	19,558
105,100	Triangle Petroleum Corp. (a)	149,242
7,800	Western Refining, Inc.	344,136
2,300	World Fuel Services Corp.	82,340

		2,428,124

	Total Energy	3,376,306

	Financials — 23.6%
	Banks — 8.8%
11,800	Banc of California, Inc.	144,786
10,500	BBCN Bancorp, Inc.	157,710
2,400	BNC Bancorp	53,352
6,200	Cathay General Bancorp	185,752
1,364	Community Trust Bancorp, Inc.	48,436
1,300	ConnectOne Bancorp, Inc.	25,090
14,480	Customers Bancorp, Inc. (a)	372,136
22,855	East West Bancorp, Inc.	878,089
13,844	Fidelity Southern Corp.	292,662
3,800	Financial Institutions, Inc.	94,164
3,800	First Business Financial Services, Inc.	89,376
17,800	First Commonwealth Financial Corp.	161,802
4,500	First Community Bancshares, Inc.	80,550
3,800	First Financial Bancorp	72,504
3,500	First Merchants Corp.	91,770
7,200	First NBC Bank Holding Co. (a)	252,288
26,657	FirstMerit Corp.	471,029
39,200	Fulton Financial Corp.	474,320
25,925	Hanmi Financial Corp.	653,310
10,600	Hilltop Holdings, Inc. (a)	209,986
103,500	Huntington Bancshares, Inc.	1,097,100
875	IBERIABANK Corp.	50,934
3,300	MainSource Financial Group, Inc.	67,188
700	National Bankshares, Inc.	21,777
2,371	NBT Bancorp, Inc.	63,875
19,100	PacWest Bancorp	817,671
7,600	Pinnacle Financial Partners, Inc.	375,516
31,100	Popular, Inc., (Puerto Rico)	940,153
8,200	Preferred Bank	259,120
3,900	PrivateBancorp, Inc.	149,487
1,200	Prosperity Bancshares, Inc.	58,932
4,350	Sierra Bancorp	69,426
10,235	Southwest Bancorp, Inc.	167,956
1,700	Stonegate Bank	54,077
1,100	SVB Financial Group (a)	127,094
12,100	TriCo Bancshares	297,297
11,600	TriState Capital Holdings, Inc. (a)	144,652
4,700	Triumph Bancorp, Inc. (a)	78,960
2,100	WesBanco, Inc.	66,045
3,300	West Bancorporation, Inc.	61,875
50,600	Wilshire Bancorp, Inc.	531,806
1,500	Yadkin Financial Corp.	32,235

		10,342,288

	Capital Markets — 0.9%
2,700	Arlington Asset Investment Corp., Class A	37,935
51,400	BGC Partners, Inc., Class A	422,508
17,700	Cowen Group, Inc., Class A (a)	80,712
2,500	Evercore Partners, Inc., Class A	125,600
1,100	INTL. FCStone, Inc. (a)	27,159
6,600	Investment Technology Group, Inc.	88,044
900	Oppenheimer Holdings, Inc., Class A	18,009
3,200	Piper Jaffray Cos. (a)	115,744
3,600	Stifel Financial Corp. (a)	151,560

		1,067,271

	Consumer Finance — 0.6%
13,500	Cash America International, Inc.	377,595
7,500	Encore Capital Group, Inc. (a)	277,500
2,600	Nelnet, Inc., Class A	89,986

		745,081

	Diversified Financial Services — 0.1%
1,400	MarketAxess Holdings, Inc.	130,032

	Insurance — 2.8%
22,800	American Equity Investment Life Holding Co.	531,468

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
5,725	Aspen Insurance Holdings Ltd., (Bermuda)	266,041
8,800	Atlas Financial Holdings, Inc. (a)	162,800
39,300	CNO Financial Group, Inc.	739,233
2,000	Crawford & Co., Class B	11,220
4,800	HCI Group, Inc.	186,096
1,400	Horace Mann Educators Corp.	46,508
21,800	Maiden Holdings Ltd., (Bermuda)	302,584
2,700	National General Holdings Corp.	52,083
2,800	Selective Insurance Group, Inc.	86,968
9,300	Stewart Information Services Corp.	380,463
6,500	Symetra Financial Corp.	205,660
3,100	United Fire Group, Inc.	108,655
7,100	Universal Insurance Holdings, Inc.	209,734
906	Validus Holdings Ltd., (Bermuda)	40,833

		3,330,346

	Real Estate Investment Trusts (REITs) — 8.5%
800	Agree Realty Corp.	23,880
9,200	American Assets Trust, Inc.	375,912
3,483	American Campus Communities, Inc.	126,224
67,500	Anworth Mortgage Asset Corp.	333,450
7,600	Armada Hoffler Properties, Inc.	74,252
12,635	Ashford Hospitality Prime, Inc.	177,269
77,800	Ashford Hospitality Trust, Inc.	474,580
15,400	Bluerock Residential Growth REIT, Inc.	184,492
54,600	Capstead Mortgage Corp.	539,994
22,400	Chambers Street Properties	145,376
7,100	Chatham Lodging Trust	152,508
6,100	Chesapeake Lodging Trust	158,966
9,200	CoreSite Realty Corp.	473,248
17,900	Cousins Properties, Inc.	165,038
6,300	CyrusOne, Inc.	205,758
5,743	DCT Industrial Trust, Inc.	193,309
7,500	DDR Corp.	115,350
12,700	DiamondRock Hospitality Co.	140,335
6,233	Education Realty Trust, Inc.	205,377
35,800	First Industrial Realty Trust, Inc.	750,010
2,500	Franklin Street Properties Corp.	26,875
15,700	GEO Group, Inc. (The)	466,918
4,200	Government Properties Income Trust	67,200
1,250	Home Properties, Inc.	93,437
4,600	Hudson Pacific Properties, Inc.	132,434
4,900	LaSalle Hotel Properties	139,111
995	Mid-America Apartment Communities, Inc.	81,461
2,600	Parkway Properties, Inc.	40,456
6,100	Pebblebrook Hotel Trust	216,245
4,725	Pennsylvania Real Estate Investment Trust	93,697
16,800	Potlatch Corp.	483,672
3,175	PS Business Parks, Inc.	252,032
12,900	RAIT Financial Trust	63,984
2,300	Ramco-Gershenson Properties Trust	34,523
15,900	Redwood Trust, Inc.	220,056
30,400	Retail Opportunity Investments Corp.	502,816
16,500	RLJ Lodging Trust	416,955
7,000	Silver Bay Realty Trust Corp.	112,070
24,600	Strategic Hotels & Resorts, Inc. (a)	339,234
58,400	Summit Hotel Properties, Inc.	681,528
1,100	Sun Communities, Inc.	74,536
28,539	Sunstone Hotel Investors, Inc.	377,571
4,700	UMH Properties, Inc.	43,710
1,372	WP GLIMCHER, Inc.	15,998

		9,991,847

	Real Estate Management & Development — 0.2%
6,800	Alexander & Baldwin, Inc.	233,444

	Thrifts & Mortgage Finance — 1.7%
1,900	BofI Holding, Inc. (a)	244,777
32,000	Flagstar Bancorp, Inc. (a)	657,920
32,000	HomeStreet, Inc. (a)	739,200
1,900	Meta Financial Group, Inc.	79,363
6,700	PennyMac Financial Services, Inc., Class A (a)	107,200
6,700	Walker & Dunlop, Inc. (a)	174,736
1,400	Washington Federal, Inc.	31,850

		2,035,046

	Total Financials	27,875,355

	Health Care — 14.6%
	Biotechnology — 6.3%
2,500	Acceleron Pharma, Inc. (a)	62,250
33,900	Achillion Pharmaceuticals, Inc. (a)	234,249
9,600	Acorda Therapeutics, Inc. (a)	254,496
500	Adamas Pharmaceuticals, Inc. (a)	8,370
5,200	Aduro Biotech, Inc. (a)	100,724
300	Agios Pharmaceuticals, Inc. (a)	21,177
13,500	Applied Genetic Technologies Corp. (a)	177,390
29,100	ARIAD Pharmaceuticals, Inc. (a)	169,944
5,600	Atara Biotherapeutics, Inc. (a)	176,064
16,800	aTyr Pharma, Inc. (a)	172,368
900	Avalanche Biotechnologies, Inc. (a)	7,416
8,700	Bellicum Pharmaceuticals, Inc. (a)	126,411

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
4,300	BioCryst Pharmaceuticals, Inc. (a)	49,020
4,000	Bluebird Bio, Inc. (a)	342,200
3,000	Blueprint Medicines Corp. (a)	64,020
18,600	Cara Therapeutics, Inc. (a)	265,794
56,400	Catalyst Pharmaceuticals, Inc. (a)	169,200
17,600	Celldex Therapeutics, Inc. (a)	185,504
6,600	Chiasma, Inc. (a)	131,208
4,400	Clovis Oncology, Inc. (a)	404,624
9,000	Coherus Biosciences, Inc. (a)	180,360
4,700	Dicerna Pharmaceuticals, Inc. (a)	38,587
5,500	Dyax Corp. (a)	104,995
6,400	Dynavax Technologies Corp. (a)	157,056
10,500	Esperion Therapeutics, Inc. (a)	247,695
44,600	Exelixis, Inc. (a)	250,206
3,300	FibroGen, Inc. (a)	72,336
8,600	Global Blood Therapeutics, Inc. (a)	362,576
1,600	Immune Design Corp. (a)	19,520
26,700	Infinity Pharmaceuticals, Inc. (a)	225,615
14,300	Insmed, Inc. (a)	265,551
600	Karyopharm Therapeutics, Inc. (a)	6,318
7,500	Kite Pharma, Inc. (a)	417,600
6,200	MacroGenics, Inc. (a)	132,804
4,800	NantKwest, Inc. (a)	55,008
4,500	Natera, Inc. (a)	48,825
13,400	Nivalis Therapeutics, Inc. (a)	173,798
45,400	Oncothyreon, Inc. (a)	124,396
700	Ophthotech Corp. (a)	28,364
3,200	Puma Biotechnology, Inc. (a)	241,152
600	Sage Therapeutics, Inc. (a)	25,392
1,200	Seres Therapeutics, Inc. (a)	35,568
28,000	Synergy Pharmaceuticals, Inc. (a)	148,400
35,900	Threshold Pharmaceuticals, Inc. (a)	146,113
6,300	Tokai Pharmaceuticals, Inc. (a)	65,205
3,900	Ultragenyx Pharmaceutical, Inc. (a)	375,609
19,000	Vitae Pharmaceuticals, Inc. (a)	209,190
5,900	Xencor, Inc. (a)	72,157
1,300	Zafgen, Inc. (a)	41,535

		7,394,360

	Health Care Equipment & Supplies — 3.0%
5,900	ConforMIS, Inc. (a)	106,554
16,800	Cynosure, Inc., Class A (a)	504,672
21,900	Greatbatch, Inc. (a)	1,235,598
2,600	ICU Medical, Inc. (a)	284,700
11,800	Inogen, Inc. (a)	572,890
10,800	Insulet Corp. (a)	279,828
9,200	NuVasive, Inc. (a)	443,624
900	Penumbra, Inc. (a)	36,090
6,300	Sientra, Inc. (a)	63,945

		3,527,901

	Health Care Providers & Services — 3.5%
10,613	Amsurg Corp. (a)	824,736
54,400	Cross Country Healthcare, Inc. (a)	740,384
21,500	Kindred Healthcare, Inc.	338,625
16,300	Molina Healthcare, Inc. (a)	1,122,255
7,900	Owens & Minor, Inc.	252,326
11,500	PharMerica Corp. (a)	327,405
9,500	Surgical Care Affiliates, Inc. (a)	310,555
4,100	Teladoc, Inc. (a)	91,389
1,000	WellCare Health Plans, Inc. (a)	86,180

		4,093,855

	Health Care Technology — 0.2%
38,100	Merge Healthcare, Inc. (a)	270,510

	Life Sciences Tools & Services — 0.8%
24,300	Cambrex Corp. (a)	964,224

	Pharmaceuticals — 0.8%
8,400	Amphastar Pharmaceuticals, Inc. (a)	98,196
6,100	Flex Pharma, Inc. (a)	73,261
9,000	Medicines Co. (The) (a)	341,640
7,600	Pacira Pharmaceuticals, Inc. (a)	312,360
4,300	Revance Therapeutics, Inc. (a)	127,968
900	ZS Pharma, Inc. (a)	59,094

		1,012,519

	Total Health Care	17,263,369

	Industrials — 15.7%
	Aerospace & Defense — 1.8%
12,700	AAR Corp.	240,919
13,500	Cubic Corp.	566,190
1,000	Curtiss-Wright Corp.	62,420
10,000	Engility Holdings, Inc.	257,800
43,117	Vectrus, Inc. (a)	950,299

		2,077,628

	Air Freight & Logistics — 0.3%
8,900	Atlas Air Worldwide Holdings, Inc. (a)	307,584
2,900	Park-Ohio Holdings Corp.	83,694

		391,278

	Airlines — 1.8%
10,700	Alaska Air Group, Inc.	850,115
49,800	Hawaiian Holdings, Inc. (a)	1,229,064

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Airlines — continued

		2,079,179

	Building Products — 1.0%
17,100	American Woodmark Corp. (a)	1,109,277
7,275	Gibraltar Industries, Inc. (a)	133,496

		1,242,773

	Commercial Services & Supplies — 2.6%
26,300	ABM Industries, Inc.	718,253
112,000	ACCO Brands Corp. (a)	791,840
13,100	ARC Document Solutions, Inc. (a)	77,945
3,200	Essendant, Inc.	103,776
2,000	Herman Miller, Inc.	57,680
9,200	Kimball International, Inc., Class B	87,032
37,500	Quad/Graphics, Inc.	453,750
23,000	Steelcase, Inc., Class A	423,430
3,000	Viad Corp.	86,970
12,000	West Corp.	268,800

		3,069,476

	Construction & Engineering — 0.9%
11,600	Argan, Inc.	402,288
11,275	EMCOR Group, Inc.	498,919
10,018	Tutor Perini Corp. (a)	164,896

		1,066,103

	Electrical Equipment — 1.1%
5,600	EnerSys	300,048
42,900	General Cable Corp.	510,510
2,600	Regal Beloit Corp.	146,770
34,700	Sunrun, Inc. (a)	359,839

		1,317,167

	Machinery — 2.4%
4,500	Barnes Group, Inc.	162,225
3,800	Columbus McKinnon Corp.	69,008
12,200	Federal Signal Corp.	167,262
31,600	Global Brass & Copper Holdings, Inc.	648,116
4,000	Greenbrier Cos., Inc. (The)	128,440
1,600	Hurco Cos., Inc.	41,984
3,000	Hyster-Yale Materials Handling, Inc.	173,490
5,800	Kadant, Inc.	226,258
81,400	Meritor, Inc. (a)	865,282
800	Standex International Corp.	60,280
7,500	TriMas Corp. (a)	122,625
14,300	Wabash National Corp. (a)	151,437

		2,816,407

	Marine — 0.6%
18,300	Matson, Inc.	704,367

	Professional Services — 2.4%
31,100	Barrett Business Services, Inc.	1,335,123
3,600	CRA International, Inc. (a)	77,688
2,800	Heidrick & Struggles International, Inc.	54,460
15,400	Insperity, Inc.	676,522
1,500	Kelly Services, Inc., Class A	21,210
9,600	RPX Corp. (a)	131,712
19,900	TrueBlue, Inc. (a)	447,153
1,800	VSE Corp.	72,126

		2,815,994

	Road & Rail — 0.8%
400	AMERCO	157,388
19,900	ArcBest Corp.	512,823
9,200	Swift Transportation Co. (a)	138,184
2,000	Universal Truckload Services, Inc.	31,140
4,200	YRC Worldwide, Inc. (a)	55,692

		895,227

	Total Industrials	18,475,599

	Information Technology — 16.1%
	Communications Equipment — 0.9%
28,300	Aerohive Networks, Inc. (a)	169,234
12,400	Alliance Fiber Optic Products, Inc.	211,916
74,461	EMCORE Corp. (a)	506,335
48,900	Extreme Networks, Inc. (a)	164,304

		1,051,789

	Electronic Equipment, Instruments & Components — 2.9%
26,400	Benchmark Electronics, Inc. (a)	574,464
5,800	Fabrinet, (Thailand) (a)	106,314
33,900	Insight Enterprises, Inc. (a)	876,315
22,125	Kimball Electronics, Inc. (a)	263,951
2,000	Littelfuse, Inc.	182,300
6,500	Methode Electronics, Inc.	207,350
8,700	Newport Corp. (a)	119,625
49,700	Sanmina Corp. (a)	1,062,089

		3,392,408

	Internet Software & Services — 2.1%
13,600	Apigee Corp. (a)	143,480
33,100	Blucora, Inc. (a)	455,787
7,200	Carbonite, Inc. (a)	80,136
14,400	Cornerstone OnDemand, Inc. (a)	475,200
27,200	EarthLink Holdings Corp.	211,616
24,300	Five9, Inc. (a)	89,910
1,400	LogMeIn, Inc. (a)	95,424
2,400	Q2 Holdings, Inc. (a)	59,328
17,344	WebMD Health Corp. (a)	690,985

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
23,400	Xactly Corp. (a)	182,520

		2,484,386

	IT Services — 2.4%
1,400	Blackhawk Network Holdings, Inc. (a)	59,346
7,100	Euronet Worldwide, Inc. (a)	526,039
70,800	Everi Holdings, Inc. (a)	363,204
1,900	EVERTEC, Inc., (Puerto Rico)	34,333
5,300	Heartland Payment Systems, Inc.	333,953
23,300	Science Applications International Corp.	936,893
5,400	Sykes Enterprises, Inc. (a)	137,700
35,800	Unisys Corp. (a)	426,020

		2,817,488

	Semiconductors & Semiconductor Equipment — 3.2%
9,400	Advanced Energy Industries, Inc. (a)	247,220
5,950	Alpha & Omega Semiconductor Ltd. (a)	46,350
30,775	Amkor Technology, Inc. (a)	138,180
5,400	Brooks Automation, Inc.	63,234
76,115	Cypress Semiconductor Corp. (a)	648,500
11,200	First Solar, Inc. (a)	478,800
11,800	Integrated Silicon Solution, Inc.	253,582
9,500	IXYS Corp.	106,020
3,500	Nanometrics, Inc. (a)	42,490
12,800	OmniVision Technologies, Inc. (a)	336,128
3,300	Qorvo, Inc. (a)	148,665
16,700	SunEdison, Inc. (a)	119,906
5,700	Synaptics, Inc. (a)	470,022
61,900	Ultra Clean Holdings, Inc. (a)	355,306
61,000	Xcerra Corp. (a)	383,080

		3,837,483

	Software — 4.6%
49,100	AVG Technologies N.V., (Netherlands) (a)	1,067,925
3,700	Fair Isaac Corp.	312,650
28,900	Pegasystems, Inc.	711,229
12,300	Progress Software Corp. (a)	317,709
6,940	PTC, Inc. (a)	220,276
15,300	Qlik Technologies, Inc. (a)	557,685
6,700	Rapid7, Inc. (a)	152,425
20,000	RingCentral, Inc., Class A (a)	363,000
1,200	Rovi Corp. (a)	12,588
48,000	Take-Two Interactive Software, Inc. (a)	1,379,040
49,200	TeleCommunication Systems, Inc., Class A (a)	169,248
7,200	Zendesk, Inc. (a)	141,912

		5,405,687

	Total Information Technology	18,989,241

	Materials — 3.0%
	Chemicals — 1.2%
10,900	A Schulman, Inc.	353,923
15,700	FutureFuel Corp.	155,116
900	Innospec, Inc.	41,859
9,800	Minerals Technologies, Inc.	471,968
11,100	OMNOVA Solutions, Inc. (a)	61,494
12,400	Trinseo S.A. (a)	313,100

		1,397,460

	Containers & Packaging — 0.9%
37,400	Graphic Packaging Holding Co.	478,346
10,750	WestRock Co.	552,980

		1,031,326

	Metals & Mining — 0.7%
23,800	Commercial Metals Co.	322,490
13,200	Schnitzer Steel Industries, Inc., Class A	178,728
11,800	Worthington Industries, Inc.	312,464

		813,682

	Paper & Forest Products — 0.2%
10,400	Boise Cascade Co. (a)	262,288

	Total Materials	3,504,756

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
22,600	8x8, Inc. (a)	186,902
5,700	IDT Corp., Class B	81,510
35,900	Inteliquent, Inc.	801,647
31,100	Ooma, Inc. (a)	216,145
8,100	Premiere Global Services, Inc. (a)	111,294

	Total Telecommunication Services	1,397,498

	Utilities — 3.2%
	Electric Utilities — 1.4%
1,125	El Paso Electric Co.	41,422
3,200	Empire District Electric Co. (The)	70,496
5,100	IDACORP, Inc.	330,021
2,650	MGE Energy, Inc.	109,153
25,075	Portland General Electric Co.	927,023
8,400	Spark Energy, Inc., Class A	139,020
500	UIL Holdings Corp.	25,135
1,800	Westar Energy, Inc.	69,192

		1,711,462

	Gas Utilities — 0.8%
419	AGL Resources, Inc.	25,576

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Gas Utilities — continued
1,300	Chesapeake Utilities Corp.	69,004
3,000	Laclede Group, Inc. (The)	163,590
15,300	New Jersey Resources Corp.	459,459
2,500	Southwest Gas Corp.	145,800
1,600	WGL Holdings, Inc.	92,272

		955,701

	Independent Power & Renewable Electricity Producers — 0.9%
72,400	Atlantic Power Corp.	134,664
43,100	Dynegy, Inc. (a)	890,877

		1,025,541

	Water Utilities — 0.1%
3,500	American States Water Co.	144,900

	Total Utilities	3,837,604

	Total Common Stocks (Cost $101,899,296)	113,335,820

NUMBER OF RIGHTS
Right — 0.0% (g)
	Health Care — 0.0% (g)
	Life Sciences Tools & Services — 0.0% (g)
2,600	Furiex Pharmaceuticals, Inc. (a) (Cost $–)	25,402

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
355	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
4,127,526	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $4,127,526)	4,127,526
	Total Investments — 99.6% (Cost $106,026,822)	117,488,748
	Other Assets in Excess of Liabilities — 0.4% (c)	436,450

	NET ASSETS — 100.0%	$117,925,198

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
39	E-mini Russell 2000	12/18/15	USD	$4,274,010	$(220,648)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,349,472
Aggregate gross unrealized depreciation	(12,887,546)

Net unrealized appreciation/depreciation	$11,461,926

Federal income tax cost of investments	$106,026,822

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$14,508,685	$—	$—		$14,508,685
Consumer Staples	4,107,407	—	—		4,107,407
Energy	3,376,306	—	—		3,376,306
Financials	27,875,355	—	—		27,875,355
Health Care	17,263,369	—	—		17,263,369
Industrials	18,475,599	—	—		18,475,599
Information Technology	18,989,241	—	—		18,989,241
Materials	3,504,756	—	—		3,504,756
Telecommunication Services	1,397,498	—	—		1,397,498
Utilities	3,837,604	—	—		3,837,604

Total Common Stocks	113,335,820	—	—		113,335,820

Rights
Health Care	—	—	25,402		25,402
Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	4,127,526	—	—		4,127,526

Total Investments in Securities	$117,463,346	$—	$25,402		$117,488,748

Depreciation in Other Financial Instruments
Futures Contracts	$(220,648)	$—	$—		$(220,648)

(a)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 16.7%
	Auto Components — 0.1%
1,200	Magna International, Inc., (Canada)	57,612

		—
	Automobiles — 2.1%
16,690	Ford Motor Co.	226,483
57,640	General Motors Co.	1,730,353

		1,956,836

	Hotels, Restaurants & Leisure — 1.2%
2,290	Carnival Corp.	113,813
130	Chipotle Mexican Grill, Inc. (a)	93,633
7,850	Royal Caribbean Cruises Ltd.	699,357
4,210	Starbucks Corp.	239,296

		1,146,099

	Household Durables — 1.8%
13,740	D.R. Horton, Inc.	403,407
7,922	Harman International Industries, Inc.	760,433
7,820	PulteGroup, Inc.	147,563
12,520	Toll Brothers, Inc. (a)	428,685

		1,740,088

	Internet & Catalog Retail — 1.5%
2,715	Amazon.com, Inc. (a)	1,389,781

		—
	Media — 5.7%
6,920	CBS Corp. (Non-Voting), Class B	276,108
4,430	Charter Communications, Inc., Class A (a)	779,015
14,175	Comcast Corp., Class A	806,274
10,240	DISH Network Corp., Class A (a)	597,402
250	Time Warner Cable, Inc.	44,842
22,229	Time Warner, Inc.	1,528,244
47,065	Twenty-First Century Fox, Inc., Class A	1,269,814
5,470	Twenty-First Century Fox, Inc., Class B	148,073

		5,449,772

	Specialty Retail — 3.6%
7,690	Best Buy Co., Inc.	285,453
28,820	Lowe’s Cos., Inc.	1,986,274
3,470	Tiffany & Co.	267,953
12,630	TJX Cos., Inc. (The)	902,035

		3,441,715

	Textiles, Apparel & Luxury Goods — 0.7%
1,130	lululemon athletica, Inc., (Canada) (a)	57,234
940	PVH Corp.	95,824
2,220	Ralph Lauren Corp.	262,315
4,090	V.F. Corp.	278,979

		694,352

	Total Consumer Discretionary	15,876,255

	Consumer Staples — 4.9%
	Beverages — 1.9%
9,880	Coca-Cola Co. (The)	396,385
5,330	Molson Coors Brewing Co., Class B	442,497
10,370	PepsiCo, Inc.	977,891

		1,816,773

	Food & Staples Retailing — 0.6%
4,330	Costco Wholesale Corp.	625,988

		—
	Food Products — 1.0%
4,090	Hershey Co. (The)	375,789
13,449	Mondelez International, Inc., Class A	563,110

		938,899

	Household Products — 1.0%
3,790	Colgate-Palmolive Co.	240,513
9,407	Procter & Gamble Co. (The)	676,740

		917,253

	Tobacco — 0.4%
4,340	Philip Morris International, Inc.	344,292

	Total Consumer Staples	4,643,205

	Energy — 6.7%
	Energy Equipment & Services — 0.5%
1,210	Baker Hughes, Inc.	62,969
4,938	Schlumberger Ltd.	340,574

		403,543

	Oil, Gas & Consumable Fuels — 6.2%
7,656	Anadarko Petroleum Corp.	462,346
11,750	Cabot Oil & Gas Corp.	256,855
7,730	Chevron Corp.	609,743
19,880	Columbia Pipeline Group, Inc.	363,605
1,270	Concho Resources, Inc. (a)	124,841
1,410	Energen Corp.	70,303
6,010	EOG Resources, Inc.	437,528
6,420	EQT Corp.	415,823
3,710	Exxon Mobil Corp.	275,839
3,910	Marathon Petroleum Corp.	181,150
31,689	Occidental Petroleum Corp.	2,096,227
3,480	Phillips 66	267,403
510	Pioneer Natural Resources Co.	62,036
4,600	Valero Energy Corp.	276,460

		5,900,159

	Total Energy	6,303,702

	Financials — 18.5%
	Banks — 6.6%
104,949	Bank of America Corp.	1,635,105
3,780	BB&T Corp.	134,568

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
31,084	Citigroup, Inc.	1,542,077
1,890	SVB Financial Group (a)	218,371
53,333	Wells Fargo & Co.	2,738,650

		6,268,771

	Capital Markets — 5.3%
4,430	Ameriprise Financial, Inc.	483,446
2,600	BlackRock, Inc.	773,422
12,000	Charles Schwab Corp. (The)	342,720
6,766	Goldman Sachs Group, Inc. (The)	1,175,660
14,820	Invesco Ltd.	462,828
46,474	Morgan Stanley	1,463,931
3,440	State Street Corp.	231,202
1,665	TD Ameritrade Holding Corp.	53,014

		4,986,223

	Consumer Finance — 0.6%
10,320	Discover Financial Services	536,537

		—
	Diversified Financial Services — 0.8%
3,410	Intercontinental Exchange, Inc.	801,316

		—
	Insurance — 4.3%
18,828	ACE Ltd., (Switzerland)	1,946,815
4,320	American International Group, Inc.	245,463
1,130	Arthur J. Gallagher & Co.	46,646
16,840	Marsh & McLennan Cos., Inc.	879,385
18,700	MetLife, Inc.	881,705
3,350	XL Group plc, (Ireland)	121,672

		4,121,686

	Real Estate Investment Trusts (REITs) — 0.9%
4,220	American Tower Corp.	371,276
1,060	AvalonBay Communities, Inc.	185,309
490	Boston Properties, Inc.	58,016
4,250	Prologis, Inc.	165,325
570	Vornado Realty Trust	51,539

		831,465

	Total Financials	17,545,998

	Health Care — 15.7%
	Biotechnology — 4.2%
3,230	Alexion Pharmaceuticals, Inc. (a)	505,140
3,276	Biogen, Inc. (a)	955,970
2,000	BioMarin Pharmaceutical, Inc. (a)	210,640
10,618	Celgene Corp. (a)	1,148,549
5,390	Gilead Sciences, Inc.	529,244
5,550	Vertex Pharmaceuticals, Inc. (a)	577,977

		3,927,520

	Health Care Equipment & Supplies — 0.7%
5,920	Abbott Laboratories	238,102
23,200	Boston Scientific Corp. (a)	380,712

		618,814

	Health Care Providers & Services — 4.2%
6,280	Aetna, Inc.	687,095
3,850	Humana, Inc.	689,150
5,997	McKesson Corp.	1,109,625
13,161	UnitedHealth Group, Inc.	1,526,807

		4,012,677

	Life Sciences Tools & Services — 0.5%
2,910	Illumina, Inc. (a)	511,636

		—
	Pharmaceuticals — 6.1%
3,690	Allergan plc (a)	1,002,979
19,840	Bristol-Myers Squibb Co.	1,174,528
16,630	Eli Lilly & Co.	1,391,765
2,400	Johnson & Johnson	224,040
50,730	Pfizer, Inc.	1,593,429
2,410	Valeant Pharmaceuticals International, Inc. (a)	429,896

		5,816,637

	Total Health Care	14,887,284

	Industrials — 8.7%
	Aerospace & Defense — 3.2%
18,840	Honeywell International, Inc.	1,783,959
1,800	L-3 Communications Holdings, Inc.	188,136
2,260	Raytheon Co.	246,928
8,875	United Technologies Corp.	789,786

		3,008,809

	Airlines — 1.5%
10,740	Delta Air Lines, Inc.	481,904
17,231	United Continental Holdings, Inc. (a)	914,104

		1,396,008

	Building Products — 0.9%
5,482	Fortune Brands Home & Security, Inc.	260,231
21,440	Masco Corp.	539,859

		800,090

	Construction & Engineering — 0.3%
6,713	Fluor Corp.	284,296

		—
	Electrical Equipment — 0.1%
2,330	Eaton Corp. plc	119,529

		—
	Industrial Conglomerates — 0.8%
31,640	General Electric Co.	797,961

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — 0.8%
11,853	PACCAR, Inc.	618,371
2,780	SPX Corp.	33,138
2,780	SPX FLOW, Inc. (a)	95,715

		747,224

	Road & Rail — 1.1%
635	Canadian Pacific Railway Ltd., (Canada)	91,167
10,809	Union Pacific Corp.	955,624

		1,046,791

	Total Industrials	8,200,708

	Information Technology — 22.8%
	Electronic Equipment, Instruments & Components — 0.8%
13,090	TE Connectivity Ltd., (Switzerland)	783,960

		—
	Internet Software & Services — 4.4%
17,910	Facebook, Inc., Class A (a)	1,610,109
1,442	Google, Inc., Class A (a)	920,530
2,625	Google, Inc., Class C (a)	1,597,102

		4,127,741

	IT Services — 3.6%
13,510	Accenture plc, (Ireland), Class A	1,327,493
7,170	Cognizant Technology Solutions Corp., Class A (a)	448,914
7,650	Fidelity National Information Services, Inc.	513,162
3,670	MasterCard, Inc., Class A	330,740
12,000	Visa, Inc., Class A	835,920

		3,456,229

	Semiconductors & Semiconductor Equipment — 6.1%
10,200	Applied Materials, Inc.	149,838
14,740	Avago Technologies Ltd., (Singapore)	1,842,647
13,233	Broadcom Corp., Class A	680,573
3,370	Freescale Semiconductor Ltd. (a)	123,275
12,153	KLA-Tencor Corp.	607,650
18,654	Lam Research Corp.	1,218,666
4,520	NXP Semiconductors N.V., (Netherlands) (a)	393,556
15,160	Texas Instruments, Inc.	750,723

		5,766,928

	Software — 3.6%
8,420	Adobe Systems, Inc. (a)	692,293
60,263	Microsoft Corp.	2,667,240
2,360	Oracle Corp.	85,243

		3,444,776

	Technology Hardware, Storage & Peripherals — 4.3%
33,906	Apple, Inc.	3,739,832
13,300	Hewlett-Packard Co.	340,613
		4,080,445

	Total Information Technology	21,660,079

	Materials — 2.1%
	Chemicals — 0.9%
3,284	Axiall Corp.	51,526
3,770	Dow Chemical Co. (The)	159,848
4,820	E.I. du Pont de Nemours & Co.	232,324
13,750	Mosaic Co. (The)	427,762

		871,460

	Construction Materials — 0.1%
550	Martin Marietta Materials, Inc.	83,573
670	Vulcan Materials Co.	59,764

		143,337

	Containers & Packaging — 0.7%
14,800	Crown Holdings, Inc. (a)	677,100

		—
	Metals & Mining — 0.4%
32,570	United States Steel Corp.	339,379

	Total Materials	2,031,276

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
8,140	AT&T, Inc.	265,201

		–
	Utilities — 2.1%
	Electric Utilities — 1.7%
6,030	Edison International	380,312
9,470	Exelon Corp.	281,259
5,320	NextEra Energy, Inc.	518,966
4,170	PPL Corp.	137,151
7,400	Xcel Energy, Inc.	262,034

		1,579,722

	Multi-Utilities — 0.4%
6,870	CenterPoint Energy, Inc.	123,935
7,740	CMS Energy Corp.	273,377

		397,312

	Total Utilities	1,977,034

	Total Common Stocks (Cost $86,655,308)	93,390,742

Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,449,571	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $1,449,571)	1,449,571

	Total Investments — 100.0% (Cost $88,104,879)	94,840,313
	Liabilities in Excess of Other Assets — 0.0% (g)	(3,410)

	NET ASSETS — 100.0%	$94,836,903

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	E-mini S&P 500	12/18/15	USD	$286,305	$386

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,635,931
Aggregate gross unrealized depreciation	(4,900,497)

Net unrealized appreciation/depreciation	$6,735,434

Federal income tax cost of investments	$88,104,879

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,840,313	$—	$—	$94,840,313

Appreciation in Other Financial Instruments
Futures Contracts	$386	$—	$—	$386

(a)	All Portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2015